1933 Act File No. 2-94560
                                          1940 Act File No. 811-4154

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                           Pre-Effective Amendment No.

                        Post-Effective Amendment No. 53                X

                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                               Amendment No. 53                        X

                           EVERGREEN INVESTMENT TRUST

               (Exact Name of Registrant as Specified in Charter)

                               200 Berkeley Street
                                Boston, MA 02116
                    (Address of Principal Executive Offices)

                                 (617) 210-3200
                         (Registrant's Telephone Number)

                           Dorothy E. Bourrassa, Esq.
                             First Union Corporation
                200 Berkeley Street, Boston, Massachusetts 02116
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective (check appropriate box) /X/ Immediately upon filing pursuant to paragraph (b)
/ / on (date) pursuant to paragraph (b)
/ / 60 days after filing pursuant to paragraph (a)(i)
/ / on (date) pursuant to paragraph  (a)(i)
/ / 75 days after filing pursuant to paragraph (a)(ii)
/ / on (date) pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:
/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment
/ / 60 days after filing pursuant to paragraph  (a)(i)
/ / on (date) pursuant to paragraph (a)(i)

     The Registrant has filed a Declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940. Registrant's Rule 24f-2 Notice for the fiscal period ended July 31, 1997 for its Evergreen Value Fund was filed on September 29, 1997. Registrant's Rule 24f-2 Notice for the fiscal period ended July 31, 1997 for its Evergreen Utility Fund was filed on September 29, 1997.

                           EVERGREEN INVESTMENT TRUST

                                   CONTENTS OF
                         POST-EFFECTIVE AMENDMENT NO. 53
                                       to
                             REGISTRATION STATEMENT

              This Post-Effective Amendment No. 53 to Registration
                   Statement No. 2-94560/811-4154 consists of
            the following pages, items of information, and documents:


                                The Facing Sheet

                                The Contents Page

                            The Cross-Reference Sheet


                                     PART A

                                   Prospectus


                                     PART B

                       Statement of Additional Information


                                     PART C

                              Financial Statements

                                    Exhibits

                         Number of Holders of Securities

                                 Indemnification

              Business and Other Connections of Investment Adviser

                              Principal Underwriter

                        Location of Accounts and Records

                                   Signatures

                              CROSS REFERENCE SHEET
                          (as required by Rule 481(a))

N-1A Item No.                                       Location in Prospectus(es)

Part A

Item 1.   Cover Page                                Cover Page

Item 2.   Synopsis and Fee Table                    Overview of the Fund(s);
                                                    Expense Information

Item 3.   Condensed Financial Information           Financial Highlights

Item 4.   General Description of Registrant         Cover Page; Description of
                                                      the Funds; Other
                                                      Information

Item 5.   Management of the Fund                    Management of the Fund(s);
                                                      Other Information

Item 6.   Capital Stock and Other Securities        Other Information

Item 7.   Purchase of Securities Being Offered      Purchase and Redemption of
                                                      Shares

Item 8.   Redemption or Repurchase                  Purchase and Redemption of
                                                      Shares

Item 9.   Pending Legal Proceedings                 Not Applicable


                                                    Location in Statement of
Part B                                                Additional Information

Item 10.  Cover Page                                Cover Page

Item 11.  Table of Contents                         Table of Contents

Item 12.  General Information and History           Not Applicable

Item 13.  Investment Objectives and Policies        Investment Objectives and
                                                     Policies;Investment
                                                     Restrictions; Non-
                                                     Fundamental Operating
                                                     Policies

Item 14.  Management of the Fund                    Trustees and Holders of
                                                     Securities

Item 15.  Control Persons and Principal             Trustees and Holders of
           Holders of Securities                     Securities

Item 16.  Investment Advisory and Other Services    Investment Advisers;
                                                    Purchase of Shares

Item 17.  Brokerage Allocation                      Allocation of Brokerage

Item 18.  Capital Stock and Other Securities        Purchase of Shares;
                                                    General Information About
                                                    the Funds

Item 19.  Purchase, Redemption and Pricing of       Distribution Plans;
          Securities Being Offered                  Purchase of Shares;
                                                    Net Asset Value

Item 20.  Tax Status                                Additional Tax Information

Item 21.  Underwriters                              Distribution Plans;
                                                    Purchase of Shares

Item 22.  Calculation of Performance Data           Performance Information

Item 23.  Financial Statements                      Financial Statements

                  AMENDMENT TO THE CLASS A, B AND C PROSPECTUS
                                       OF
                       EVERGREEN GROWTH AND INCOME FUNDS

The Class A, B and C Prospectus of the Funds is hereby amended to read as follows:

     The respective Board of Trustees of each of the Funds has approved a proposal to reorganize (the "Reorganization") each Fund into a corresponding series (each a "Successor Fund") of Evergreen Equity Trust, a Delaware business trust. If shareholders of a Fund approve the Reorganization and the conditions of the Reorganization are satisfied, all of the assets and liabilities of the Fund will be transferred to the corresponding Successor Fund and each shareholder of the Fund will receive shares of the corresponding Successor Fund. In connection with the Reorganizations, each Board has approved, subject to shareholder approval, the reclassification of most Funds' investment objectives from "fundamental" (i.e., changeable by shareholder vote only) to "nonfundamental" (i.e., changeable by vote of the Board), the adoption by each Fund of certain standardized investment restrictions, and the elimination or reclassification from fundamental to nonfundamental of each Fund's other currently fundamental investment restrictions.

     The Reorganizations and related proposals are scheduled to be voted on at a joint special meeting of shareholders to be held on December 15, 1997. Information detailing each proposal was mailed to shareholders on October 27, 1997.

     Each occurrence of the term "Evergreen Keystone" is hereby replaced with "Evergreen."

     The address of the Funds is 200 Berkeley Street, Boston, Massachusetts
02116.

     You may exchange shares of the Funds for shares of another Evergreen Fund by calling or writing to Evergreen Service Company or by using the Evergreen Express Line. If the shares being tendered for exchange are still subject to a contingent deferred sales charge or are eligible for conversion in a specified time, such remaining charge or remaining time will carry over to the shares being acquired in the exchange transaction.

KEYSTONE FUND FOR TOTAL RETURN ONLY

     Keystone Fund for Total Return is now called "Evergreen Fund for Total Return."

--------------------------------------------------------------------------------

                              EXPENSE INFORMATION
--------------------------------------------------------------------------------

       The table set forth below summarizes the shareholder transaction costs associated with an investment in each Class A, Class B and Class C shares of the Funds. For further information see "Purchase and Redemption of Fund Shares" and "General Information -- Other Classes of Shares".

SHAREHOLDER TRANSACTION EXPENSES              Class A Shares    Class B Shares                                Class C Shares
                                              --------------   ---------------------------------------------  ---------------
Maximum Sales Charge Imposed on Purchases     4.75%             None                                           None
(as a % of offering price)
Contingent Deferred Sales Charge (as a % of   None             5% during the first year, 4% during the        1% during the
original purchase price or redemption                          second year, 3% during the third and fourth    first year and
proceeds, whichever is lower)                                  years, 2% during the fifth year, 1% during     0% thereafter
                                                               the sixth year and 0% after the sixth year

       The following tables show for each Fund the actual annual operating expenses (as a percentage of average net assets) attributable to each Class of shares, together with examples of the cumulative effect of such expenses on a hypothetical $1,000 investment in each Class for the periods specified assuming
(i) a 5% annual return, and (ii) redemption at the end of each period and, additionally for Class B and C shares, no redemption at the end of each period.

       In the following examples (i) the expenses for Class A shares assume deduction of the maximum sales charge at the time of purchase, (ii) the expenses for Class B shares and Class C shares assume deduction at the time of redemption (if applicable) of the maximum contingent deferred sales charge applicable for that time period, and (iii) the expenses for Class B shares reflects the conversion to Class A shares seven years after purchase (years eight through ten, therefore, reflect Class A expenses).

EVERGREEN UTILITY FUND

                                                                                                  EXAMPLES
                                                                                  ----------------------------------------
                                                                                                                   Assuming
                                                                                  Assuming Redemption at End of      no
                           ANNUAL OPERATING EXPENSES**                                       Period                Redemption
------------------------------------------------------                            -----------------------------   -----------
                         Class A    Class B    Class C                            Class A    Class B    Class C    Class B
                         -------    -------    -------                            -------    -------    -------    -------
Management Fees            .31%       .31%       .31%
                                                         After 1 Year              $  57      $  68      $  28      $  18
12b-1 Fees*                .25%       .75%       .75%
                                                         After 3 Years             $  78      $  85      $  55      $  55
Shareholder Service Fees     --       .25%       .25%
                                                         After 5 Years             $ 100      $ 115      $  95      $  95
Other Expenses             .44%       .44%       .44%
                                                         After 10 Years            $ 164      $ 177      $ 206      $ 177
                         -------    -------    -------
Total                     1.00%      1.75%      1.75%
                         =======    =======    =======

                    Assuming no Redemption
                 -------------------------
                           Class C
                           -------
After 1 Year                $  18

After 3 Years               $  55

After 5 Years               $  95

After 10 Years              $ 206


Management Fees

EVERGREEN GROWTH AND INCOME FUND

                                                                                                 EXAMPLES
                                                                            ---------------------------------------------------
                                                                            Assuming Redemption at End of       Assuming no
                          ANNUAL OPERATING EXPENSES                                    Period                    Redemption
---------------------------------------------------                         -----------------------------    ------------------
                      Class A    Class B    Class C                         Class A    Class B    Class C    Class B    Class C
                      -------    -------    -------                         -------    -------    -------    -------    -------
Management Fees         .97%       .97%       .97%
                                                      After 1 Year           $  62      $  73      $  33      $  23      $  23
12b-1 Fees*             .25%       .75%       .75%
                                                      After 3 Years          $  92      $ 100      $  70      $  70      $  70
Shareholder Service
 Fees                     --       .25%       .25%    After 5 Years          $ 124      $ 140      $ 120      $ 120      $ 120
                                                      After 10 Years         $ 215      $ 229      $ 258      $ 229      $ 258
Other Expenses          .25%       .28%       .28%
                      -------    -------    -------
Total                  1.47%      2.25%      2.25%
                      =======    =======    =======

EVERGREEN VALUE FUND

                                                                                                 EXAMPLES
                                                                            ---------------------------------------------------
                                                                            Assuming Redemption at End of       Assuming no
                          ANNUAL OPERATING EXPENSES                                    Period                    Redemption
---------------------------------------------------                         -----------------------------    ------------------
                      Class A    Class B    Class C                         Class A    Class B    Class C    Class B    Class C
                      -------    -------    -------                         -------    -------    -------    -------    -------
Management Fees         .50%       .50%       .50%
                                                      After 1 Year           $  56      $  67      $  27      $  17      $  17
12b-1 Fees*             .25%       .75%       .75%
                                                      After 3 Years          $  75      $  83      $  52      $  53      $  52
Shareholder Service
 Fees                     --       .25%       .25%    After 5 Years          $  96      $ 111      $  90      $  91      $  90
                                                      After 10 Years         $ 155      $ 168      $ 197      $ 168      $ 197
Other Expenses          .17%       .17%       .16%
                      -------    -------    -------
Total                   .92%      1.67%      1.66%
                      =======    =======    =======

EVERGREEN SMALL CAP EQUITY INCOME FUND

                                                                                                 EXAMPLES
                                                                            ---------------------------------------------------
                                                                            Assuming Redemption at End of       Assuming no
                        ANNUAL OPERATING EXPENSES**                                    Period                    Redemption
---------------------------------------------------
                      Class A    Class B    Class C                         Class A    Class B    Class C    Class B    Class C
                      -------    -------    -------                         -------    -------    -------    -------    -------
Management Fees        1.00%      1.00%      1.00%
                                                      After 1 Year           $  64      $  75      $  35      $  25      $  25
12b-1 Fees*             .25%       .75%       .75%
                                                      After 3 Years          $  99      $ 107      $  76      $  77      $  76
Shareholder Service
 Fees                     --       .25%       .25%    After 5 Years          $ 136      $ 151      $ 131      $ 131      $ 131
                                                      After 10 Years         $ 240      $ 252      $ 279      $ 252      $ 279
Other Expenses          .46%       .46%       .45%
                      -------    -------    -------
Total                  1.71%      2.46%      2.45%
                      =======    =======    =======


EVERGREEN INCOME AND GROWTH FUND

                                                                                                 EXAMPLES
                                                                            ---------------------------------------------------
                                                                            Assuming Redemption at End of       Assuming No
                          ANNUAL OPERATING EXPENSES                                    Period                    Redemption
---------------------------------------------------                         -----------------------------    ------------------
                      Class A    Class B    Class C                         Class A    Class B    Class C    Class B    Class C
                      -------    -------    -------                         -------    -------    -------    -------    -------
Management Fees         .98%       .98%       .98%
                                                      After 1 Year           $  62      $  72      $  32      $  22      $  22
12b-1 Fees*             .25%       .75%       .75%
                                                      After 3 Years          $  91      $  99      $  69      $  69      $  69
Shareholder Service
 Fees                     --       .25%       .25%    After 5 Years          $ 123      $ 138      $ 118      $ 118      $ 118
                                                      After 10 Years         $ 213      $ 225      $ 254      $ 225      $ 254
Other Expenses          .22%       .22%       .22%
                      -------    -------    -------
Total                  1.45%      2.20%      2.20%
                      =======    =======    =======


EVERGREEN FUND FOR TOTAL RETURN

                                                                                                 EXAMPLES
                                                                            ---------------------------------------------------
                                                                               Assuming Redemption at           Assuming no
                          ANNUAL OPERATING EXPENSES                                 End of Period                Redemption
---------------------------------------------------                         -----------------------------    -------------------
                      Class A    Class B    Class C                         Class A    Class B    Class C    Class B    Class C
                      -------    -------    -------                         -------    -------    -------    -------    -------
Management Fees         .63%       .63%       .63%
                                                      After 1 Year           $  60      $  71      $  30      $  21      $  20
12b-1 Fees*             .25%      1.00%      1.00%
                                                      After 3 Years          $  85      $  93      $  63      $  63      $  63
Other Expenses          .36%       .39%       .38%
                                                      After 5 Years          $ 112      $ 129      $ 108      $ 109      $ 108
                      -------    -------    -------
                                                      After 10 Years         $ 190      $ 205      $ 234      $ 205      $ 234
Total                  1.24%      2.02%      2.01%
                      -------    -------    -------
                      -------    -------    -------

       *Class A shares can pay up to 0.75% of average net assets as a 12b-1 Fee. For the forseeable future, the Class A shares 12b-1 Fees will be limited to 0.25% of average net assets. For Class B and Class C shares, a portion of the 12b-1 Fees equivalent to 0.25% of average net assets will be shareholder servicing-related. Distribution-related 12b-1 Fees will be limited to 0.75% of average net assets as permitted under the rules of the National Association of Securities Dealers, Inc.

       **The annualized operating expenses and examples reflect fee waivers and/or expense reimbursements for the fiscal period ended July 31, 1997. Actual expenses for the period, excluding fee waivers and expense reimbursements, were as follows:

                                                          Class A    Class B    Class C
                                                          -------    -------    -------
Evergreen Utility Fund                                     1.19%      1.94%      1.94%
Evergreen Small Cap Equity Income Fund                     1.84%      2.59%      2.58%

       The Funds' investment advisers may, at their own discretion, discontinue these fee waivers and expense reimbursements at any time.

       The purpose of the foregoing table is to assist an investor in understanding the various costs and expenses that an investor in each Class of shares of the Funds will bear directly or indirectly. The amounts set forth both in the tables and in the examples are estimated amounts based on the experience of each Fund for the most recent period. Such amounts have been restated to reflect current fee arrangements. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RETURN. ACTUAL EXPENSES AND ANNUAL RETURN MAY BE GREATER OR LESS THAN THOSE SHOWN. For a more complete description of the various costs and expenses borne by the Funds see "Management of the Funds". As a result of asset-based sales charges, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted under the rules of the National Association of Securities Dealers, Inc.

       From time to time, each Fund's investment adviser may, at its discretion, reduce or waive its fees or reimburse the Funds for certain of their expenses in order to reduce their expense ratios. Each Fund's investment adviser may cease these waivers and reimbursements at any time.

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

       The tables on the following pages present, for each Fund, financial highlights for a share outstanding throughout each period indicated. The information in the tables for the five most recent fiscal years or the life of the Fund if shorter has been audited by the respective Fund's independent auditors as follows: for EVERGREEN UTILITY FUND by KPMG Peat Marwick LLP; for EVERGREEN GROWTH AND INCOME FUND for the period ended July 31, 1997 and the year ended December 31, 1996 by KPMG Peat Marwick LLP, and for the period January 3, 1995 through December 31, 1995 by other auditors; for EVERGREEN VALUE FUND by KPMG Peat Marwick LLP; for EVERGREEN SMALL CAP EQUITY INCOME FUND for the period ended July 31, 1997 and the year ended December 31, 1996 by KPMG Peat Marwick LLP and for the period January 3, 1995 through December 31, 1995 by other auditors, for EVERGREEN FUND FOR TOTAL RETURN by KPMG Peat Marwick LLP; and for EVERGREEN INCOME AND GROWTH FUND for the period ended July 31, 1997 and for the year ended January 31, 1997 by Price Waterhouse LLP, and for the year ended January 31, 1996 and the period January 3, 1995 through January 31, 1995 by other auditors. A report of KPMG Peat Marwick LLP or Price Waterhouse LLP, as the case may be, on the audited information with respect to each Fund is incorporated by reference in the Funds' Statement of Additional Information. The following information for each Fund should be read in conjunction with the financial statements and related notes which are incorporated by reference in the Funds' Statement of Additional Information.

       Further information about a Fund's performance is contained in the Fund's annual report to shareholders, which may be obtained without charge.

EVERGREEN UTILITY FUND -- CLASS A SHARES

                                                                                               CLASS A SHARES
                                                                               -----------------------------------------------
                                                                                SEVEN MONTHS        YEAR ENDED DECEMBER 31,
                                                                                   ENDED         -----------------------------
                                                                               JULY 31, 1997#     1996        1995      1994*
                                                                               --------------    -------    --------    ------
PER SHARE DATA:
Net asset value beginning of period.........................................        $10.57        $10.80       $9.00    $10.00
                                                                               --------------    -------    --------    ------
Income from investment operations
  Net investment income.....................................................          0.25          0.41        0.44      0.45
  Net realized and unrealized gain (loss) on investments....................          0.87          0.05        2.25     (1.01)
                                                                               --------------    -------    --------    ------
    Total from investment operations........................................          1.12          0.46        2.69     (0.56)
                                                                               --------------    -------    --------    ------
Less distributions from
  Net investment income.....................................................         (0.24)        (0.41)      (0.44)    (0.44)
  Net realized gain on investments..........................................             0         (0.28)      (0.45)        0
                                                                               --------------    -------    --------    ------
      Total distributions...................................................         (0.24)        (0.69)      (0.89)    (0.44)
                                                                               --------------    -------    --------    ------
Net asset value end of period...............................................        $11.45        $10.57      $10.80     $9.00
                                                                               --------------    -------    --------    ------
                                                                               --------------    -------    --------    ------
TOTAL RETURN+...............................................................        10.72%         4.40%      30.70%    (5.60%)
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
  Total expenses............................................................         1.00%++       0.87%       0.79%     0.53%++
  Total expenses, excluding indirectly paid expenses........................         0.99%++         N/A         N/A       N/A
  Total expenses, excluding fee waivers & expense reimbursements............         1.19%++       1.15%       1.18%     1.43%++
  Net investment income.....................................................         3.85%++       3.87%       4.51%     5.07%++
Portfolio turnover rate.....................................................           50%           59%         88%       23%
Average commission rate paid per share......................................       $0.0593       $0.0605         N/A       N/A
Net assets end of period (thousands)........................................       $91,638       $96,243    $107,872    $4,190
                                                                               --=========       =======    ========    ======


-------------
+  Initial sales charge or contingent deferred sales charge is not reflected.
++ Annualized.
* For the period from January 4, 1994 (commencement of class operations) to December 31, 1994.
# The Fund changed its fiscal year ended from December 31 to July 31, effective July 31, 1997.

EVERGREEN UTILITY FUND -- CLASS B AND C SHARES

                                                                                                  CLASS B SHARES
                                                                                 ------------------------------------------------
                                                                                  SEVEN MONTHS        YEAR ENDED DECEMBER 31,
                                                                                     ENDED         ------------------------------
                                                                                 JULY 31, 1997#     1996        1995       1994*
                                                                                 --------------    -------    --------    -------
PER SHARE DATA:
Net asset value beginning of period...........................................        $10.58        $10.81       $9.00     $10.00
                                                                                 --------------    -------    --------    -------
Income from investment operations
  Net investment income.......................................................          0.20          0.33        0.37       0.39
  Net realized and unrealized gain (loss) on investments......................          0.87          0.05        2.26      (1.01)
                                                                                 --------------    -------    --------    -------
      Total from investment operations........................................          1.07          0.38        2.63      (0.62)
                                                                                 --------------    -------    --------    -------
Less distributions from
  Net investment income.......................................................         (0.19)        (0.33)      (0.37)     (0.38)
  Net realized gain on investments............................................             0         (0.28)      (0.45)         0
                                                                                 --------------    -------    --------    -------
      Total distributions.....................................................         (0.19)        (0.61)      (0.82)     (0.38)
                                                                                 --------------    -------    --------    -------
Net asset value end of period.................................................        $11.46        $10.58      $10.81      $9.00
                                                                                 --------------    -------    --------    -------
                                                                                 --------------    -------    --------    -------
TOTAL RETURN+.................................................................        10.21%         3.60%      29.90%     (6.20%)
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
  Total expenses..............................................................         1.75%++       1.62%       1.53%      1.27%++
  Total expenses, excluding indirectly paid expenses..........................         1.74%++         N/A         N/A        N/A
  Total expenses, excluding fee waivers & expense reimbursements..............         1.94%++       1.89%       1.93%      2.11%++
  Net investment income.......................................................         3.10%++       3.12%       3.78%      4.19%++
Portfolio turnover rate.......................................................           50%           59%         88%        23%
Average commission rate paid per share........................................       $0.0593       $0.0605         N/A        N/A
Net assets end of period (thousands)..........................................       $36,738       $38,511     $35,662    $28,792
                                                                                 ==============    =======    ========    =======


-------------
+  Initial sales charge or contingent deferred sales charge is not reflected.
++ Annualized.
* For the period from January 4, 1994 (commencement of class operations) to December 31, 1994.
# The Fund changed its fiscal year ended from December 31 to July 31, effective July 31, 1997.

                                                                                                  CLASS C SHARES
                                                                                 ------------------------------------------------
                                                                                  SEVEN MONTHS        YEAR ENDED DECEMBER 31,
                                                                                     ENDED         ------------------------------
                                                                                 JULY 31, 1997#     1996        1995       1994*
                                                                                 --------------    -------    ---------    ------
PER SHARE DATA:
Net asset value beginning of period...........................................        $10.58        $10.82        $9.01     $9.33
                                                                                 --------------    -------    ---------    ------
Income from investment operations
  Net investment income.......................................................          0.20          0.33         0.37      0.12
  Net realized and unrealized gain (loss) on investments......................          0.87          0.04         2.26     (0.33)
                                                                                 --------------    -------    ---------    ------
      Total from investment operations........................................          1.07          0.37         2.63     (0.21)
                                                                                 --------------    -------    ---------    ------
Less distributions from
  Net investment income.......................................................         (0.19)        (0.33)       (0.37)    (0.11)
  Net realized gain on investments............................................             0         (0.28)       (0.45)        0
                                                                                 --------------    -------    ---------    ------
      Total distributions.....................................................         (0.19)        (0.61)       (0.82)    (0.11)
                                                                                 --------------    -------    ---------    ------
Net asset value end of period.................................................        $11.46        $10.58       $10.82     $9.01
                                                                                 --------------    -------    ---------    ------
                                                                                 --------------    -------    ---------    ------
TOTAL RETURN+.................................................................        10.21%         3.50%       29.80%    (2.20%)
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
  Total expenses..............................................................         1.75%++       1.63%        1.54%     1.94%++
  Total expenses, excluding indirectly paid expenses..........................         1.74%++         N/A          N/A       N/A
  Total expenses, excluding fee waivers & expense reimbursements..............         1.94%++       1.90%        1.93%     2.78%++
  Net investment income.......................................................         3.10%++       3.13%        3.76%     3.96%++
Portfolio turnover rate.......................................................           50%           59%          88%       23%
Average commission rate paid per share........................................       $0.0593       $0.0605          N/A       N/A
Net assets end of period (thousands)..........................................          $379          $396         $246      $128
                                                                                 =============    ========    =========    ======


-------------
+  Initial sales charge or contingent deferred sales charge is not reflected.
++ Annualized.
* For the period from September 2, 1994 (commencement of class operations) to December 31, 1994.
# The Fund changed its fiscal year ended from December 31 to July 31, effective July 31, 1997.

EVERGREEN GROWTH AND INCOME FUND -- CLASS A AND B SHARES

                                                                                                     CLASS A SHARES
                                                                                           -----------------------------------
                                                                                                                YEAR ENDED
                                                                                            SEVEN MONTHS       DECEMBER 31,
                                                                                               ENDED         -----------------
                                                                                           JULY 31, 1997#     1996      1995*
                                                                                           --------------    -------    ------
PER SHARE DATA:
Net asset value beginning of period.....................................................        $22.53        $18.63    $14.48
                                                                                           --------------    -------    ------
Income from investment operations
  Net investment income.................................................................          0.08          0.12      0.13
  Net realized and unrealized gain on investments.......................................          4.72          4.26      4.64
                                                                                           --------------    -------    ------
      Total from investment operations..................................................          4.80          4.38      4.77
                                                                                           --------------    -------    ------
Less distributions from
  Net investment income.................................................................         (0.07)        (0.13)    (0.14)
  In excess of net investment income....................................................             0**           0         0
  Net realized gain on investments......................................................             0         (0.35)    (0.48)
                                                                                           --------------    -------    ------
      Total distributions...............................................................         (0.07)        (0.48)    (0.62)
                                                                                           --------------    -------    ------
Net asset value end of period...........................................................        $27.26        $22.53    $18.63
                                                                                           --------------    -------    ------
                                                                                           --------------    -------    ------
TOTAL RETURN+...........................................................................        21.33%        23.50%    33.00%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
  Total expenses........................................................................         1.47%++       1.41%     1.55%++
  Total expenses, excluding indirectly paid expenses....................................         1.47%++         N/A       N/A
  Total expenses, excluding fee waivers & expense reimbursements........................           N/A           N/A     1.64%++
  Net investment income.................................................................         0.57%++       0.70%     0.99%++
Portfolio turnover rate.................................................................            6%           14%       17%
Average commission rate paid per share..................................................       $0.0603       $0.0566       N/A
Net assets end of period (millions).....................................................          $166           $85       $19
                                                                                           =============     ========   ========

-------------
+ Initial sales charge or contingent deferred sales charge is not reflected. ++ Annualized.
* For the period from January 3, 1995 (commencement of class operations) to December 31, 1995.
**  Less than one cent per share.
# The Fund changed its fiscal year end from December 31 to July 31, effective July 31, 1997.

                                                                                                     CLASS B SHARES
                                                                                          ------------------------------------
                                                                                                                YEAR ENDED
                                                                                           SEVEN MONTHS        DECEMBER 31,
                                                                                              ENDED         ------------------
                                                                                          JULY 31, 1997#     1996       1995*
                                                                                          --------------    -------    -------
PER SHARE DATA:
Net asset value beginning of period....................................................        $22.43        $18.59     $14.48
                                                                                          --------------    -------    -------
Income from investment operations
  Net investment income (loss).........................................................         (0.02)            0**     0.05
  Net realized and unrealized gain on investments......................................          4.69          4.20       4.61
                                                                                          --------------    -------    -------
      Total from investment operations.................................................          4.67          4.20       4.66
                                                                                          --------------    -------    -------
Less distributions from
  Net investment income................................................................             0         (0.01)     (0.07)
  Net realized gain on investments.....................................................             0         (0.35)     (0.48)
                                                                                          --------------    -------    -------
      Total distributions..............................................................             0         (0.36)     (0.55)
                                                                                          --------------    -------    -------
Net asset value end of period..........................................................        $27.10        $22.43     $18.59
                                                                                          --------------    -------    -------
                                                                                          --------------    -------    -------
TOTAL RETURN+..........................................................................        20.82%        22.60%     32.20%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
  Total expenses.......................................................................         2.25%++       2.17%      2.24%++
  Total expenses, excluding indirectly paid expenses...................................         2.25%++         N/A        N/A
  Total expenses, excluding fee waivers & expense reimbursements.......................           N/A           N/A      2.26%++
  Net investment income................................................................        (0.19%)++     (0.06%)     0.30%++
Portfolio turnover rate................................................................            6%           14%        17%
Average commission rate paid per share.................................................       $0.0603       $0.0566        N/A
Net assets end of period (millions)....................................................          $542          $245        $46
                                                                                          ==============    =======    =======


-------------
+ Initial sales charge or contingent deferred sales charge is not reflected. ++ Annualized.
* For the period from January 3, 1995 (commencement of class operations) to December 31, 1995.
**  Less than one cent per share.
# The Fund changed its fiscal year end from December 31 to July 31, effective July 31, 1997.

EVERGREEN GROWTH AND INCOME FUND -- CLASS C SHARES

                                                                                                     CLASS C SHARES
                                                                                           -----------------------------------
                                                                                                                YEAR ENDED
                                                                                            SEVEN MONTHS       DECEMBER 31,
                                                                                               ENDED         -----------------
                                                                                           JULY 31, 1997#     1996      1995*
                                                                                           --------------    -------    ------
PER SHARE DATA:
Net asset value beginning of period.....................................................        $22.43        $18.58    $14.48
                                                                                           --------------    -------    ------
Income from investment operations
  Net investment income (loss)..........................................................         (0.02)            0**    0.06
  Net realized and unrealized gain on investments.......................................          4.69          4.21      4.60
                                                                                           --------------    -------    ------
      Total from investment operations..................................................          4.67          4.21      4.66
                                                                                           --------------    -------    ------
Less distributions from
  Net investment income.................................................................             0         (0.01)    (0.08)
  Net realized gain on investments......................................................             0         (0.35)    (0.48)
                                                                                           --------------    -------    ------
      Total distributions...............................................................             0         (0.36)    (0.56)
                                                                                           --------------    -------    ------
Net asset value end of period...........................................................        $27.10        $22.43    $18.58
                                                                                           --------------    -------    ------
                                                                                           --------------    -------    ------
TOTAL RETURN+...........................................................................        20.82%        22.60%    32.20%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
  Total expenses........................................................................         2.25%++       2.17%     2.15%++
  Total expenses, excluding indirectly paid expenses....................................         2.25%++         N/A       N/A
  Total expenses, excluding fee waivers & expense reimbursements........................           N/A           N/A     4.94%++
  Net investment income.................................................................        (0.19%)++     (0.06%)    0.35%++
Portfolio turnover rate.................................................................            6%           14%       17%
Average commission rate paid per share..................................................       $0.0603       $0.0566       N/A
Net assets end of period (millions).....................................................           $24           $10       $20
                                                                                           ==============    =======    ======


-------------
+  Initial sales charge or contingent deferred sales charge is not reflected.
++ Annualized.
* For the period from January 3, 1995 (commencement of class operations) to December 31, 1995.
**  Less than one cent per share.
# The Fund changed its fiscal year ended from December 31 to July 31, effective July 31, 1997.

EVERGREEN VALUE FUND -- CLASS A SHARES

                                                                       CLASS A SHARES
                              -------------------------------------------------------------------------------------------------
                                                                                                                  YEAR ENDED
                               SEVEN MONTHS                       YEAR ENDED DECEMBER 31,                          MARCH 31,
                                  ENDED        --------------------------------------------------------------   ---------------
                              JULY 31, 1997#    1996      1995      1994     1993     1992     1991    1990*     1990     1989
                              --------------   -------   -------   ------   ------   ------   ------   ------   ------   ------
PER SHARE DATA:
Net asset value beginning of
  period....................       $20.57       $20.45    $16.62   $17.63   $17.11   $17.08   $14.61   $15.12   $14.45   $12.83
                              --------------   -------   -------   ------   ------   ------   ------   ------   ------   ------
Income from investment
  operations
  Net investment income.....         0.21         0.38      0.55     0.52     0.47     0.44     0.46     0.36     0.54     0.36
  Net realized and
    unrealized gain (loss)
    on investments..........         4.05         3.49      4.69    (0.20)    1.10     0.89     3.17    (0.44)    1.70     2.11
                              --------------   -------   -------   ------   ------   ------   ------   ------   ------   ------
    Total from investment
      operations............         4.26         3.87      5.24     0.32     1.57     1.33     3.63    (0.08)    2.24     2.47
                              --------------   -------   -------   ------   ------   ------   ------   ------   ------   ------
Less distributions from
  Net investment income.....        (0.19)       (0.41)    (0.51)   (0.51)   (0.47)   (0.43)   (0.43)   (0.36)   (0.57)   (0.38)
  Net realized gain on
    investments.............            0        (3.32)    (0.90)   (0.82)   (0.58)   (0.87)   (0.73)   (0.02)   (1.00)   (0.47)
  In excess of net
    investment income.......            0        (0.02)        0        0        0        0        0    (0.05)       0        0
                              --------------   -------   -------   ------   ------   ------   ------   ------   ------   ------
    Total distributions.....        (0.19)       (3.75)    (1.41)   (1.33)   (1.05)   (1.30)   (1.16)   (0.43)   (1.57)   (0.85)
                              --------------   -------   -------   ------   ------   ------   ------   ------   ------   ------
Net asset value end of
  period....................       $24.64       $20.57    $20.45   $16.62   $17.63   $17.11   $17.08   $14.61   $15.12   $14.45
                              ==============   =======   =======   ======   ======   =======  ======   ======   ======   ======

TOTAL RETURN+...............       20.78%       18.90%    31.80%    1.90%    9.30%    8.00%   25.10%   (0.50%)  15.50%   19.70%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net
  assets:
  Total expenses............        0.92%++      0.91%     0.90%    0.93%    0.99%    1.01%    0.96%    1.39%++  1.55%    1.71%
  Total expenses, excluding
    indirectly paid
    expenses................        0.92%++        N/A       N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
  Total expenses, excluding
    fee waiver & expense
    reimbursement...........          N/A          N/A       N/A      N/A      N/A    1.02%    1.05%      N/A      N/A      N/A
  Net investment income.....        1.66%++      1.77%     2.78%    2.96%    2.63%    2.37%    2.78%    3.28%++  3.42%    2.72%
Portfolio turnover rate.....           6%          91%       53%      70%      46%      56%      69%      13%      11%      24%
Average commission rate paid
  per share.................      $0.0600      $0.0588       N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
Net assets end of period
  (millions)................         $392         $328      $292     $189     $190     $169     $136     $105      $96      $83
                              ==============   =======   =======   ======   ======   =======  ======   ======   ======   ======


                               1988
                              ------
PER SHARE DATA:
Net asset value beginning of
  period....................  $14.66
                              ------
Income from investment
  operations
  Net investment income.....    0.26
  Net realized and
    unrealized gain (loss)
    on investments..........   (1.30)
                              ------
    Total from investment
      operations............   (1.04)
                              ------
Less distributions from
  Net investment income.....   (0.26)
  Net realized gain on
    investments.............   (0.53)
  In excess of net
    investment income.......       0
                              ------
    Total distributions.....   (0.79)
                              ------
Net asset value end of
  period....................  $12.83
                              ------
                              ------
TOTAL RETURN+...............  (7.10%)
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net
  assets:
  Total expenses............   1.74%
  Total expenses, excluding
    indirectly paid
    expenses................     N/A
  Total expenses, excluding
    fee waiver & expense
    reimbursement...........     N/A
  Net investment income.....   1.92%
Portfolio turnover rate.....     24%
Average commission rate paid
  per share.................     N/A
Net assets end of period
  (millions)................     $22
                              ------
                              ------

-------------
+  Initial sales charge or contingent deferred sales charge is not reflected.
++ Annualized.
# The Fund changed its fiscal year ended from December 31 to July 31, effective July 31, 1997.
* For the nine months ended December 31, 1990. The Fund changed fiscal year end from March 31 to December 31, effective December 31, 1990.

EVERGREEN VALUE FUND -- CLASS B AND C SHARES

                                                                                       CLASS B SHARES
                                                                -------------------------------------------------------------
                                                                 SEVEN MONTHS               YEAR ENDED DECEMBER 31,
                                                                    ENDED         -------------------------------------------
                                                                JULY 31, 1997#      1996        1995        1994       1993*
                                                                --------------    --------    --------    --------    -------
PER SHARE DATA:
Net asset value beginning of period..........................        $20.58         $20.45      $16.62      $17.63     $17.24
                                                                --------------    --------    --------    --------    -------
Income from investment operations
  Net investment income......................................          0.12           0.22        0.39        0.42       0.35
  Net realized and unrealized gain (loss) on investments.....          4.03           3.50        4.70       (0.20)      1.01
                                                                --------------    --------    --------    --------    -------
      Total from investment operations.......................          4.15           3.72        5.09        0.22       1.36
                                                                --------------    --------    --------    --------    -------
Less distributions from
  Net investment income......................................         (0.10)         (0.25)      (0.36)      (0.41)     (0.35)
  Net realized gain on investments...........................             0          (3.32)      (0.90)      (0.82)     (0.58)
  In excess of net investment income.........................             0              0           0           0      (0.04)
  In excess of net realized gain on investments..............             0          (0.02)          0           0          0
                                                                --------------    --------    --------    --------    -------
      Total distributions....................................         (0.10)         (3.59)      (1.26)      (1.23)     (0.97)
                                                                --------------    --------    --------    --------    -------
Net asset value end of period................................        $24.63         $20.58      $20.45      $16.62     $17.63
                                                                ==============    ========    ========    ========   ========

TOTAL RETURN+................................................        20.23%         18.10%      30.90%       1.30%      8.00%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
  Total expenses.............................................         1.67%++        1.66%       1.65%       1.53%      1.48%++
  Total expenses, excluding indirectly paid expenses.........         1.67%++          N/A         N/A         N/A        N/A
  Net investment income......................................         0.92%++        1.01%       2.04%       2.36%      2.09%++
Portfolio turnover rate......................................            6%            91%         53%         70%        46%
Average commission rate paid per share.......................       $0.0600        $0.0588         N/A         N/A        N/A
Net assets end of period (thousands).........................      $276,256       $197,411    $141,072    $104,297    $59,953
                                                                ==============    ========    ========    ========   ========

-------------
+  Initial sales charge or contingent deferred sales charge is not reflected.
++ Annualized.
# The Fund changed its fiscal year ended from December 31 to July 31, effective July 31, 1997.
* For the period from February 2, 1993 (commencement of operations) to December 31, 1993.

                                                                                               CLASS C SHARES
                                                                               -----------------------------------------------
                                                                                SEVEN MONTHS        YEAR ENDED DECEMBER 31,
                                                                                   ENDED         -----------------------------
                                                                               JULY 31, 1997#     1996       1995       1994*
                                                                               --------------    -------    -------    -------
PER SHARE DATA:
Net asset value beginning of period.........................................        $20.56        $20.44     $16.61     $18.28
                                                                               --------------    -------    -------    -------
Income from investment operations
  Net investment income.....................................................          0.12          0.22       0.39       0.19
  Net realized and unrealized gain (loss) on investments....................          4.03          3.50       4.70      (0.81)
                                                                               --------------    -------    -------    -------
      Total from investment operations......................................          4.15          3.72       5.09      (0.62)
                                                                               --------------    -------    -------    -------
Less distributions from
  Net investment income.....................................................         (0.10)        (0.26)     (0.36)     (0.19)
  Net realized gain on investments..........................................             0         (3.32)     (0.90)     (0.82)
  In excess of net investment income........................................             0             0          0      (0.04)
  In excess of net realized gain on investments.............................             0         (0.02)         0          0
                                                                               --------------    -------    -------    -------
      Total distributions...................................................         (0.10)        (3.60)     (1.26)     (1.05)
                                                                               --------------    -------    -------    -------
Net asset value end of period...............................................        $24.61        $20.56     $20.44     $16.61
                                                                               ==============    =======    =======    =======
TOTAL RETURN+...............................................................        20.25%        18.10%     30.90%     (3.40%)
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
  Total expenses............................................................         1.66%++       1.67%      1.65%      1.68%++
  Total expenses, excluding indirectly paid expenses........................         1.66%++         N/A        N/A        N/A
  Net investment income.....................................................         0.94%++       1.00%      2.03%      2.16%++
Portfolio turnover rate.....................................................            6%           91%        53%        70%
Average commission rate paid per share......................................       $0.0600       $0.0588        N/A        N/A
Net assets end of period (thousands)........................................        $2,507        $1,458       $811       $485
                                                                               ==============    =======    =======    =======

-------------
+ Initial sales charge or contingent deferred sales charge is not reflected. ++ Annualized.
* For the period from September 2, 1994 (commencement of class operations) to December 31, 1994.
# The Fund changed its fiscal year end from December 31 to July 31, effective July 31, 1997.

EVERGREEN SMALL CAP EQUITY INCOME FUND -- CLASS A AND B SHARES

                                                                                                 CLASS A SHARES
                                                                                    -----------------------------------------
                                                                                                              YEAR ENDED
                                                                                     SEVEN MONTHS            DECEMBER 31,
                                                                                        ENDED            --------------------
                                                                                    JULY 31, 1997#        1996         1995*
                                                                                    --------------       -------       ------
PER SHARE DATA:
Net asset value beginning of period..............................................        $13.10           $11.57        $9.64
                                                                                    --------------       -------       ------
Income from investment operations
  Net investment income..........................................................          0.14**           0.34         0.34
  Net realized and unrealized gain on investments................................          2.59             2.13         2.45
                                                                                    --------------       -------       ------
    Total from investment operations.............................................          2.73             2.47         2.79
                                                                                    --------------       -------       ------
Less distributions from
  Net investment income..........................................................         (0.13)           (0.34)       (0.37)
  Net realized gain on investments...............................................         (0.01)           (0.60)       (0.49)
                                                                                    --------------       -------       ------
    Total distributions..........................................................         (0.14)           (0.94)       (0.86)
                                                                                    --------------       -------       ------
Net asset value end of period....................................................        $15.69           $13.10       $11.57
                                                                                    ==============       =======       ======
TOTAL RETURN+....................................................................        20.99%           22.00%       29.50%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
  Total expenses.................................................................         1.71%++          1.75%        1.75%++
  Total expenses, excluding indirectly paid expenses.............................         1.70%++            N/A          N/A
  Total expenses, excluding fee waivers & expense reimbursements                          1.84%++          5.03%       24.45%++
  Net investment income..........................................................         1.88%++          3.08%        3.39%++
Portfolio turnover rate..........................................................           13%              50%          48%
Average commission rate paid per share...........................................       $0.0665          $0.0635          N/A
Net assets end of period (thousands).............................................        $4,239             $336         $216
                                                                                    ==============       =======       ======

-------------
+ Initial sales charge or contingent deferred sales charge is not reflected. ++ Annualized.
* For the period from January 3, 1995 (commencement of operations) to January 31, 1995.
**  Calculation based on average shares outstanding during the period.
# The Fund changed its fiscal year end from January 31 to July 31, effective July 31, 1997.

                                                                                                 CLASS B SHARES
                                                                                    -----------------------------------------
                                                                                                              YEAR ENDED
                                                                                     SEVEN MONTHS            DECEMBER 31,
                                                                                        ENDED            --------------------
                                                                                    JULY 31, 1997#        1996         1995*
                                                                                    --------------       -------       ------
PER SHARE DATA:
Net asset value beginning of period..............................................        $13.09           $11.57        $9.64
                                                                                    --------------       -------       ------
Income from investment operations
  Net investment income..........................................................          0.08**           0.27         0.28
  Net realized and unrealized gain on investments................................          2.57             2.11         2.43
                                                                                    --------------       -------       ------
    Total from investment operations.............................................          2.65             2.38         2.71
                                                                                    --------------       -------       ------
Less distributions from
  Net investment income..........................................................         (0.09)           (0.26)       (0.29)
  Net realized gain on investments...............................................         (0.01)           (0.60)       (0.49)
                                                                                    --------------       -------       ------
    Total distributions..........................................................         (0.10)           (0.86)       (0.78)
                                                                                    --------------       -------       ------
Net asset value end of period....................................................        $15.64           $13.09       $11.57
                                                                                    -=============       =======       ======
TOTAL RETURN+....................................................................        20.37%           21.10%       28.70%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
  Total expenses.................................................................         2.46%++          2.50%        2.50%++
  Total expenses, excluding indirectly paid expenses.............................         2.45%++            N/A          N/A
  Total expenses, excluding fee waivers & expense reimbursements.................         2.59%++          5.72%       20.90%++
  Net investment income..........................................................         1.12%++          2.39%        2.67%++
Portfolio turnover rate..........................................................           13%              50%          48%
Average commission rate paid per share...........................................       $0.0665          $0.0635          N/A
Net assets end of period (thousands).............................................        $9,462             $692         $266
                                                                                    -=============       =======       ======

-------------
+ Initial sales charge or contingent deferred sales charge is not reflected. ++ Annualized.
* For the period from January 3, 1995 (commencement of operations) to January 31, 1995.
**  Calculation based on average shares outstanding during the period.
# The Fund changed its fiscal year end from January 31 to July 31, effective July 31, 1997.

EVERGREEN SMALL CAP EQUITY INCOME FUND -- CLASS C SHARES

                                                                                                 CLASS C SHARES
                                                                                   ------------------------------------------
                                                                                                             YEAR ENDED
                                                                                    SEVEN MONTHS            DECEMBER 31,
                                                                                       ENDED            ---------------------
                                                                                   JULY 31, 1997#        1996          1995*
                                                                                   --------------       -------       -------
PER SHARE DATA:
Net asset value beginning of period.............................................        $13.09           $11.56         $9.74
                                                                                   --------------       -------       -------
Income from investment operations
  Net investment income.........................................................          0.10**           0.28          0.28
  Net realized and unrealized gain on investments...............................          2.54             2.10          2.33
                                                                                   --------------       -------       -------
    Total from investment operations............................................          2.64             2.38          2.61
                                                                                   --------------       -------       -------
Less distributions from
  Net investment income.........................................................         (0.09)           (0.25)        (0.30)
  Net realized gain on investments..............................................         (0.01)           (0.60)        (0.49)
                                                                                   --------------       -------       -------
    Total distributions.........................................................         (0.10)           (0.85)        (0.79)
                                                                                   --------------       -------       -------
Net asset value end of period...................................................        $15.63           $13.09        $11.56
                                                                                   ==============       =======       =======

TOTAL RETURN+...................................................................        20.30%           21.10%        27.30%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
  Total expenses................................................................         2.45%++          2.50%         2.50%++
  Total expenses, excluding indirectly paid expenses............................         2.44%++            N/A           N/A
  Total expenses, excluding fee waivers & expense reimbursements................         2.58%++          5.77%       187.29%++
  Net investment income.........................................................         1.20%++          2.33%         2.63%++
Portfolio turnover rate.........................................................           13%              50%           48%
Average commission rate paid per share..........................................       $0.0665          $0.0635           N/A
Net assets end of period (thousands)............................................        $2,770              $56           $24
                                                                                   ==============       =======       =======

-------------
+ Initial sales charge or contingent deferred sales charge is not reflected. ++ Annualized.
* For the period from January 24, 1995 (commencement of class operations) to December 31, 1995.
**  Calculation based on average shares outstanding during the period.
# The Fund changed its fiscal year end from December 31 to July 31, effective July 31, 1997.

EVERGREEN FUND FOR TOTAL RETURN -- CLASS A SHARES
(formerly Keystone Fund for Total Return)

                                                                                          CLASS A SHARES
                                                                    ----------------------------------------------------------
                                                                     EIGHT MONTHS             YEAR ENDED NOVEMBER 30,
                                                                        ENDED         ----------------------------------------
                                                                    JULY 31, 1997#     1996       1995       1994       1993
                                                                    --------------    -------    -------    -------    -------
PER SHARE DATA:
Net asset value, beginning of period.............................        $17.33        $13.83     $11.75     $12.31     $12.06
                                                                    --------------    -------    -------    -------    -------
Income from investment operations
  Net investment income..........................................          0.18          0.26       0.25       0.24       0.21
  Net realized and unrealized gain (loss) on investments.........          3.34          3.83       2.80      (0.56)      1.31
                                                                    --------------    -------    -------    -------    -------
    Total from investment operations.............................          3.52          4.09       3.05      (0.32)      1.52
                                                                    --------------    -------    -------    -------    -------
Less distributions from
  Net investment income..........................................         (0.16)        (0.26)     (0.25)     (0.24)     (0.21)
  In excess of net investment income.............................             0             0      (0.07)         0      (0.03)
  Net realized gains on investments..............................             0         (0.33)     (0.65)         0      (1.03)
                                                                    --------------    -------    -------    -------    -------
    Total distributions..........................................         (0.16)        (0.59)     (0.97)     (0.24)     (1.27)
                                                                    --------------    -------    -------    -------    -------
Net asset value, end of period...................................        $20.69        $17.33     $13.83     $11.75     $12.31
                                                                        ===========   ========   ========   ========   ========
TOTAL RETURN+....................................................        20.40%        29.83%     26.57%     (2.65%)    12.67%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
  Total expenses.................................................         1.24%++       1.41%      1.69%      1.59%      1.85%
  Total expenses, excluding indirectly paid expenses.............         1.22%++       1.39%      1.67%        N/A        N/A
  Total expenses, excluding fee waivers & expense
    reimbursements...............................................           N/A           N/A        N/A        N/A        N/A
  Net investment income..........................................         1.46%++       1.66%      1.94%      1.93%      1.63%
Portfolio turnover rate..........................................           41%           41%        77%        57%        92%
Average commission rate paid per share...........................       $0.0501       $0.0037        N/A        N/A        N/A
Net assets, end of period (thousands)............................       $47,812       $40,487    $27,037    $23,162    $26,367
                                                                        ===========   ========   ========   ========   ========

                                                                                  YEAR ENDED NOVEMBER 30,
                                                               --------------------------------------------------------------
                                                                1992       1991       1990       1989       1988       1987*
                                                               -------    -------    -------    -------    -------    -------
PER SHARE DATA:
Net asset value, beginning of period........................    $11.45     $10.29     $10.89      $9.41      $8.59     $10.00
                                                               -------    -------    -------    -------    -------    -------
Income from investment operations
  Net investment income.....................................      0.23       0.34       0.41       0.42       0.46       0.30
  Net realized and unrealized gain (loss) on investments....      1.19       1.38      (0.61)      2.01       0.89      (1.47)
                                                               -------    -------    -------    -------    -------    -------
    Total from investment operations........................      1.42       1.72      (0.20)      2.43       1.35      (1.17)
                                                               -------    -------    -------    -------    -------    -------
Less distributions from
  Net investment income.....................................     (0.23)     (0.35)     (0.40)     (0.42)     (0.53)     (0.24)
  In excess of net investment income........................     (0.05)     (0.05)         0          0          0          0
  Net ralized gains on investments..........................     (0.53)     (0.16)         0      (0.53)         0          0
                                                               -------    -------    -------    -------    -------    -------
    Total distributions.....................................     (0.81)     (0.56)     (0.40)     (0.95)     (0.53)     (0.24)
                                                               -------    -------    -------    -------    -------    -------
Net asset value, end of period..............................    $12.06     $11.45     $10.29     $10.89      $9.41      $8.59
                                                               =======    =======    =======    =======    =======    =======
TOTAL RETURN+...............................................    12.56%     16.70%     (1.85%)    26.17%     15.98%     11.94%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
  Total expenses............................................     1.85%      1.88%      2.00%      2.00%      1.47%      1.00%+++
  Total expenses, excluding indirectly paid expenses........       N/A        N/A        N/A        N/A        N/A        N/A
  Total expenses, excluding fee waivers & expense
    reimbursements..........................................       N/A        N/A      2.41%      2.48%      2.92%      4.77%+++
  Net investment income.....................................     1.87%      2.98%      3.85%      3.94%      4.87%      4.94%+++
Portfolio turnover rate.....................................       66%        43%        51%        50%        64%        16%
Average commission rate paid per share......................       N/A        N/A        N/A        N/A        N/A        N/A
Net assets, end of period (thousands).......................   $23,607    $22,974    $22,080    $22,764    $20,735     $7,672
                                                               ========   ========   ========   ========   ========    =======

-------------
+   Initial sales charge or contingent deferred sales charge is not reflected.
++  Annualized.
+++ Annualized for the period from April 14, 1987 (commencement of investment operations) to November 30, 1987.
#   The Fund changed its fiscal year end from November 30 to July 31, effective
July 31, 1997.
* For the period from February 13, 1987 (commencement of operations) to November 30, 1987.

EVERGREEN FUND FOR TOTAL RETURN -- CLASS B SHARES
(formerly Keystone Fund for Total Return)

                                                                                          CLASS B SHARES
                                                                    ----------------------------------------------------------
                                                                     EIGHT MONTHS             YEAR ENDED NOVEMBER 30,
                                                                        ENDED         ----------------------------------------
                                                                    JULY 31, 1997#     1996       1995       1994       1993*
                                                                    --------------    -------    -------    -------    -------
PER SHARE DATA:
Net asset value, beginning of period.............................        $17.31        $13.84     $11.77     $12.32     $12.65
                                                                    --------------    -------    -------    -------    -------
Income from investment operations
  Net investment income..........................................          0.09          0.15       0.15       0.15       0.10
  Net realized and unrealized gain (loss) on investments.........          3.31          3.80       2.82      (0.56)      0.74
                                                                    --------------    -------    -------    -------    -------
    Total from investment operations.............................          3.40          3.95       2.97      (0.41)      0.84
                                                                    --------------    -------    -------    -------    -------
Less distributions from
  Net investment income..........................................         (0.08)        (0.15)     (0.15)     (0.14)     (0.10)
  In excess of net investment income.............................             0             0      (0.10)         0      (0.04)
  Net realized gains on investments..............................             0         (0.33)     (0.65)         0      (1.03)
                                                                    --------------    -------    -------    -------    -------
    Total distributions..........................................         (0.08)        (0.48)     (0.90)     (0.14)     (1.17)
                                                                    --------------    -------    -------    -------    -------
Net asset value, end of period...................................        $20.63        $17.31     $13.84     $11.77     $12.32
                                                                    ==============    =======    =======    =======    ========
TOTAL RETURN+....................................................        19.68%        28.73%     25.59%     (3.36%)     6.68%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
  Total expenses.................................................         2.02%++       2.18%      2.47%      2.31%      2.64%++
  Total expenses, excluding indirectly paid expenses.............         2.00%++       2.16%      2.46%        N/A        N/A
  Net investment income..........................................         0.58%++       0.88%      1.06%      1.27%      0.84%++
Portfolio turnover rate..........................................           41%           41%        77%        57%        92%
Average commission rate paid per share...........................       $0.0501       $0.0037        N/A        N/A        N/A
Net assets, end of period (thousands)............................       $94,309       $43,526    $20,605     $7,314     $4,283
                                                                    ==============    =======    =======    =======    ========

-------------
+ Initial sales charge or contingent deferred sales charge is not reflected. ++ Annualized.
* For the period from February 1, 1993 (commencement of class operations) to November 30, 1993.
# The Fund changed its fiscal year end from November 30 to July 31, effective July 31, 1997.

EVERGREEN FUND FOR TOTAL RETURN -- CLASS C SHARES
(formerly Keystone Fund for Total Return)

                                                                                          CLASS C SHARES
                                                                    ----------------------------------------------------------
                                                                     EIGHT MONTHS             YEAR ENDED NOVEMBER 30,
                                                                        ENDED         ----------------------------------------
                                                                    JULY 31, 1997#     1996       1995       1994       1993*
                                                                    --------------    -------    -------    -------    -------
PER SHARE DATA:
Net asset value, beginning of period.............................        $17.32        $13.85     $11.78     $12.33     $12.65
                                                                    --------------    -------    -------    -------    -------
Income from investment operations
  Net investment income..........................................          0.09          0.14       0.16       0.15       0.10
  Net realized and unrealized gain (loss) on investments.........          3.32          3.81       2.81      (0.56)      0.75
                                                                    --------------    -------    -------    -------    -------
    Total from investment operations.............................          3.41          3.95       2.97      (0.41)      0.85
                                                                    --------------    -------    -------    -------    -------
Less distributions from
  Net investment income..........................................         (0.08)        (0.15)     (0.16)     (0.14)     (0.10)
  In excess of net investment income.............................             0             0      (0.09)         0      (0.04)
  Net realized gain on investments...............................             0         (0.33)     (0.65)         0      (1.03)
                                                                    --------------    -------    -------    -------    -------
    Total distributions..........................................         (0.08)        (0.48)     (0.90)     (0.14)     (1.17)
                                                                    --------------    -------    -------    -------    -------
Net asset value, end of period...................................        $20.65        $17.32     $13.85     $11.78     $12.33
                                                                    ==============    =======    =======    =======    =======
TOTAL RETURN+....................................................        19.73%        28.71%     25.57%     (3.36%)     6.76%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
  Total expenses.................................................         2.01%++       2.17%      2.47%      2.34%      2.64%++
  Total expenses, excluding indirectly paid expenses.............         1.99%++       2.15%      2.44%        N/A        N/A
  Net investment income..........................................         0.66%++       0.89%      1.16%      1.21%      0.83%++
Portfolio turnover rate..........................................           41%           41%        77%        57%        92%
Average commission rate paid per share...........................       $0.0501       $0.0037        N/A        N/A        N/A
Net assets, end of period (thousands)............................       $21,125       $14,562     $9,503     $5,968     $5,030
                                                                    ==============    =======    =======    =======    =======

-------------
+ Initial sales charge or contingent deferred sales charge is not reflected. ++ Annualized.
* For the period from February 1, 1993 (commencement of class operations) to November 30, 1993.
# The Fund changed its fiscal year end from November 30 to July 31, effective July 31, 1997.

EVERGREEN INCOME AND GROWTH FUND
(FORMERLY EVERGREEN TOTAL RETURN FUND)
CLASS A AND B SHARES

                                                                                           CLASS A SHARES
                                                                      --------------------------------------------------------
                                                                        SIX MONTHS               YEAR ENDED JANUARY 31,
                                                                          ENDED            -----------------------------------
                                                                      JULY 31, 1997#        1997          1996          1995*
                                                                      --------------       -------       -------       -------
PER SHARE DATA:
Net asset value, beginning of period...............................        $21.79           $20.15        $17.28        $17.09
                                                                      --------------       -------       -------       -------
Income from investment operations
  Net investment income............................................          0.52             1.02          1.01          0.02
  Net realized and unrealized gain on investments..................          2.15             1.67          2.94          0.17
                                                                      --------------       -------       -------       -------
    Total from investment operations...............................          2.67             2.69          3.95          0.19
                                                                      --------------       -------       -------       -------
Less distributions from
  Net investment income............................................         (0.52)           (1.05)        (1.08)            0
                                                                      --------------       -------       -------       -------
    Total distributions............................................         (0.52)           (1.05)        (1.08)            0
                                                                      --------------       -------       -------       -------
Net asset value, end of period.....................................        $23.94           $21.79        $20.15        $17.28
                                                                      ==============       =======       =======       =======
TOTAL RETURN+......................................................        12.45%           13.80%        23.40%         1.10%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
  Total expenses...................................................         1.45%++          1.44%         1.36%         1.45%++
  Total expenses, excluding indirectly paid expenses...............         1.45%++            N/A           N/A           N/A
  Total expenses, excluding fee waivers & expense reimbursements...           N/A              N/A         2.50%           N/A
  Interest expense.................................................           N/A            0.03%           N/A           N/A
  Net investment income............................................         4.69%++          4.93%         5.39%         4.09%++
Portfolio turnover rate............................................           72%             168%          138%          151%
Average commission rate paid per share.............................       $0.0487          $0.0491           N/A           N/A
Net assets, end of period (thousands)..............................       $11,955           $9,678        $4,412          $119
                                                                      ==============       =======       =======       =======

-------------
+ Initial sales charge or contingent deferred sales charge is not reflected. ++ Annualized.
* For the period from January 3, 1995 (commencement of Class operations) to January 31, 1995.
# The Fund changed its fiscal year end from January 31 to July 31, effective July 31, 1997.

                                                                                            CLASS B SHARES
                                                                        -------------------------------------------------------
                                                                          SIX MONTHS               YEAR ENDED JANUARY 31,
                                                                            ENDED            ----------------------------------
                                                                        JULY 31, 1997#        1997          1996         1995*
                                                                        --------------       -------       -------       ------
PER SHARE DATA:
Net asset value, beginning of period.................................        $21.69           $20.08        $17.28       $17.09
                                                                        --------------       -------       -------       ------
Income from investment operations
  Net investment income..............................................          0.43**           0.89          0.91         0.02
  Net realized and unrealized gain on investments....................          2.15             1.64          2.87         0.17
                                                                        --------------       -------       -------       ------
    Total from investment operations.................................          2.58             2.53          3.78         0.19
                                                                        --------------       -------       -------       ------
Less distributions from
  Net investment income..............................................         (0.46)           (0.92)        (0.98)           0
                                                                        --------------       -------       -------       ------
    Total distributions..............................................         (0.46)           (0.92)        (0.98)           0
                                                                        --------------       -------       -------       ------
Net asset value, end of period.......................................        $23.81           $21.69        $20.08       $17.28
                                                                        ==============       =======       =======       ======
TOTAL RETURN+........................................................        12.06%           13.00%        22.40%        1.10%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
  Total expenses.....................................................         2.20%++          2.19%         2.11%        2.23%++
  Total expenses, excluding indirectly paid expenses.................         2.20%++            N/A           N/A          N/A
  Total expenses, excluding fee waivers & expense reimbursements.....           N/A              N/A         2.25%          N/A
  Interest expense...................................................           N/A            0.03%           N/A          N/A
  Net investment income..............................................         3.94%++          4.17%         4.69%        3.23%++
Portfolio turnover rate..............................................           72%             168%          138%         151%
Average commission rate paid per share...............................       $0.0487          $0.0491           N/A          N/A
Net assets, end of period (thousands)................................       $43,977          $35,323       $14,750         $599
                                                                        ==============       =======       =======       ======

-------------
+ Initial sales charge or contingent deferred sales charge is not reflected. ++ Annualized.
* For the period from January 3, 1995 (commencement of operations) to January 31, 1995.
**  Calculated based on average shares outstanding.
# The Fund changed its fiscal year end from January 31 to July 31, effective July 31, 1997.

EVERGREEN INCOME AND GROWTH FUND
(FORMERLY EVERGREEN TOTAL RETURN FUND)
CLASS C SHARES

                                                                                           CLASS C SHARES
                                                                       ------------------------------------------------------
                                                                         SIX MONTHS              YEAR ENDED JANUARY 31,
                                                                           ENDED            ---------------------------------
                                                                       JULY 31, 1997#        1997          1996        1995*
                                                                       --------------       -------       ------       ------
PER SHARE DATA:
Net asset value, beginning of period................................        $21.69           $20.08       $17.27       $17.09
                                                                       --------------       -------       ------       ------
Income from investment operations
  Net investment income.............................................          0.44**           0.87         0.90         0.01
  Net realized and unrealized gain on investments...................          2.14             1.66         2.89         0.17
                                                                       --------------       -------       ------       ------
    Total from investment operations................................          2.58             2.53         3.79         0.18
                                                                       --------------       -------       ------       ------
Less distributions from
  Net investment income.............................................         (0.46)           (0.92)       (0.98)           0
                                                                       --------------       -------       ------       ------
    Total distributions.............................................         (0.46)           (0.92)       (0.98)           0
                                                                       --------------       -------       ------       ------
Net asset value, end of period......................................        $23.81           $21.69       $20.08       $17.27
                                                                       ==============       =======       ======       ======
TOTAL RETURN+.......................................................        12.06%           12.90%       22.40%        1.10%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
  Total expenses....................................................         2.20%++          2.19%        2.11%        2.22%++
  Total expenses, excluding indirectly paid expenses................         2.20%++            N/A          N/A          N/A
  Total expenses, excluding fee waivers & expense reimbursements....           N/A              N/A       13.03%          N/A
  Interest expense..................................................           N/A            0.03%          N/A          N/A
  Net investment income.............................................         4.06%++          4.15%        4.67%        2.68%++
Portfolio turnover rate.............................................           72%             168%         138%         151%
Average commission rate paid per share..............................       $0.0487          $0.0491          N/A          N/A
Net assets, end of period (thousands)...............................          $950             $982         $523          $24
                                                                       ==============       =======       ======       ======

-------------
+ Initial sales charge or contingent deferred sales charge is not reflected. ++ Annualized.
* For the period from January 3, 1995 (commencement of operations) to January 31, 1995.
**  Calculated based on average shares outstanding.
# The Fund changed its fiscal year end from January 31 to July 31, effective July 31, 1997.

EVERGREEN SMALL CAP EQUITY INCOME FUND ONLY

       Under normal circumstances, the Fund will invest at least 65% of its assets in equity securities (including convertible debt securities) of companies that, at the time of purchase, have "total market capitalization" -- present market value per share multiplied by the total number of shares outstanding -- of less than $1 billion. The Fund may invest up to 35% of its total assets in equity securities of companies that at the time of purchase have a total market capitalization of $1 billion or more, and in excess of that percentage during temporary defensive periods.

EVERGREEN GROWTH AND INCOME FUND ONLY

       The portfolio managers for Evergreen Growth and Income Fund are Stephen
A. Lieber and Gary R. Buesser. Mr. Lieber is Chairman and Co-Chief Executive Officer of Lieber & Company and Evergreen Asset Management Corp. He was the founding Partner of Lieber & Company in 1969 and served as Senior Partner until June, 1994. He was a founding General Partner of Vanden Broeck, Lieber & Company from 1956 to 1969. Mr. Buesser joined Lieber & Company as an analyst in 1996. Previously, he was a Portfolio Manager/Analyst with Cowen Asset Management and Shearson Lehman Brothers. Prior to managing Evergreen Growth and Income Fund, Mr. Buesser worked as an associate portfolio manager on the Evergreen Foundation Fund and as primary manager for pension and non-profit portfolios. He is a member of the New York Society of Security Analysts and The Association for Investment Management and Research.

EVERGREEN INCOME AND GROWTH FUND ONLY

       FOREIGN ISSUERS. The Fund may invest up to 50% of its assets in the securities of foreign issuers either directly or in the form of American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts or other securities convertible into securities of foreign issuers.

       PORTFOLIO COMPOSITION. The third sentence of the third paragraph under the caption "Investment Objectives and Policies -- Evergreen Income and Growth Fund" is hereby amended to read as follows: Ordinarily, the Fund anticipates that approximately 75% of its portfolio will consist of equity securities (including convertible preferred stock) and the other 25% of debt securities (including convertible debt securities).

     FOREIGN CURRENCY TRANSACTIONS. The Fund may enter into forward contracts for hedging purposes and to provide the proper currency to settle a securities transaction at the time the transaction occurs. For information on the risks associated with investing in foreign currency transactions see "Foreign Currency Transactions" under the propectus caption "Options, Furutres and Derivatives."

       INVESTMENT IN SMALL COMPANIES. The Fund may from time to time invest in securities of little known or relatively small special situation companies. For information on the risks associated with investing in such companies see "Investment in Small Companies" under the prospectus caption "Special Risk Considerations."

EVERGREEN GROWTH AND INCOME FUND AND EVERGREEN INCOME AND GROWTH FUND ONLY

       Each Fund may purchase futures contracts, including futures contracts based on securities indices, and write options on such contracts. The Fund intends to enter into such contracts and related options for hedging purposes. The Fund may enter into other types of futures contracts that may become available and relate to the securities held by the Fund.

December 1, 1997

                      AMENDMENT TO THE CLASS Y PROSPECTUS
                                       OF
                       EVERGREEN GROWTH AND INCOME FUNDS

The Class Y Prospectus of the Funds is hereby amended to read as follows:

       The respective Board of Trustees of each of the Funds has approved a proposal to reorganize (the "Reorganization") each Fund into a corresponding series (each a "Successor Fund") of Evergreen Equity Trust, a Delaware business trust. If shareholders of a Fund approve the Reorganization and the conditions of the Reorganization are satisfied, all of the assets and liabilities of the Fund will be transferred to the corresponding Successor Fund and each shareholder of the Fund will receive shares of the corresponding Successor Fund. In connection with the Reorganizations, each Board has approved, subject to shareholder approval, the reclassification of most Funds' investment objectives from "fundamental" (i.e., changeable by shareholder vote only) to "nonfundamental" (i.e., changeable by vote of the Board), the adoption by each Fund of certain standardized investment restrictions, and the elimination or reclassification from fundamental to nonfundamental of each Fund's other currently fundamental investment restrictions.

       The Reorganizations and related proposals are scheduled to be voted on at a joint special meeting of shareholders to be held on December 15, 1997. Information detailing each proposal was mailed to shareholders on October 27, 1997.

       Each occurrence of the term "Evergreen Keystone" is hereby replaced with "Evergreen."

       The address of the Funds is 200 Berkeley Street, Boston, Massachusetts 02116.

       You may exchange shares of the Funds for shares of another Evergreen Fund by calling or writing to Evergreen Service Company or by using the Evergreen Express Line. If the shares being tendered for exchange are still subject to a contingent deferred sales charge or are eligible for conversion in a specified time, such remaining charge or remaining time will carry over to the shares being acquired in the exchange transaction.

KEYSTONE FUND FOR TOTAL RETURN ONLY

       Keystone Fund for Total Return is now called "Evergreen Fund for Total Return."

--------------------------------------------------------------------------------

                              EXPENSE INFORMATION
--------------------------------------------------------------------------------

       The table set forth below summarizes the shareholder transaction costs associated with an investment in the Class Y shares of the Funds. For further information see "Purchase and Redemption of Shares".

SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases                        None
Sales Charge on Dividend Reinvestments                           None
Contingent Deferred Sales Charge                                 None
Redemption Fee                                                   None
Exchange Fee                                                     None

       The following table shows for the Fund the estimated annual operating expenses (as a percentage of average net assets) attributable to Class Y shares, together with examples of the cumulative effect of such expenses on a hypothetical $1,000 investment for the periods specified assuming (i) a 5% annual return and (ii) redemption at the end of each period.

EVERGREEN GROWTH AND INCOME FUND

                                                 ANNUAL OPERATING
                                                     EXPENSES                                      EXAMPLE
                                                 ----------------                                  -------
Management Fees                                        0.97%
                                                                           After 1 Year             $  12
12b-1 Fees                                                --
                                                                           After 3 Years            $  38
Other Expenses                                         0.24%
                                                                           After 5 Years            $  66
                                                      ------
                                                                           After 10 Years           $ 147
Total                                                  1.21%
                                                      ------
                                                      ------

EVERGREEN VALUE FUND

                                                 ANNUAL OPERATING
                                                     EXPENSES                                      EXAMPLE
                                                 ----------------                                  -------
Management Fees                                        0.50%
                                                                           After 1 Year               $ 7
12b-1 Fees                                                --
                                                                           After 3 Years              $21
Other Expenses                                         0.17%
                                                                           After 5 Years              $37
                                                      ------
                                                                           After 10 Years             $83
Total                                                   .67%
                                                      ------
                                                      ------

EVERGREEN INCOME AND GROWTH FUND

                                                 ANNUAL OPERATING
                                                     EXPENSES                                      EXAMPLE
                                                 ----------------                                  -------
Management Fees                                        0.98%
                                                                           After 1 Year             $  12
12b-1 Fees                                                --
                                                                           After 3 Years            $  38
Other Expenses                                         0.22%
                                                                           After 5 Years            $  66
                                                      ------
                                                                           After 10 Years           $ 146
Total                                                  1.20%
                                                      ------
                                                      ------

EVERGREEN UTILITY FUND

                                                 ANNUAL OPERATING
                                                    EXPENSES *                                     EXAMPLE
                                                 ----------------                                  -------
Management Fees                                        0.31%
                                                                           After 1 Year               $ 7
12b-1 Fees                                                --
                                                                           After 3 Years              $23
Other Expenses                                         0.42%
                                                                           After 5 Years              $41
                                                      ------
                                                                           After 10 Years             $91
Total                                                  0.73%
                                                      ------
                                                      ------

EVERGREEN SMALL CAP EQUITY INCOME FUND

                                                 ANNUAL OPERATING
                                                    EXPENSES *                                   EXAMPLE
                                                 ----------------                                -------
Management Fees                                        1.00%
                                                                          After 1 Year            $  14
12b-1 Fees                                                --
                                                                          After 3 Years           $  44
Other Expenses                                         0.39%
                                                                          After 5 Years           $  76
                                                      ------
                                                                          After 10 Years          $ 167
Total                                                  1.39%
                                                      ------
                                                      ------

EVERGREEN FUND FOR TOTAL RETURN

                                                   ANNUAL OPERATING
                                                     EXPENSES **                                  EXAMPLE
                                                   ----------------                               -------
Management Fees                                          0.63%
                                                                            After 1 Year            $10
12b-1 Fees                                                  --
                                                                            After 3 Years           $32
Other Expenses                                           0.38%
                                                        ------
Total                                                    1.01%
                                                        ------
                                                        ------

        *The annualized operating expenses and examples reflect fee waivers and/or expense reimbursements for the fiscal period ended July 31, 1997. Actual expenses for the period, excluding fee waivers and expense reimbursements, were as follows:

Evergreen Utility Fund                                                 0.94%
Evergreen Small Cap Equity Income Fund                                 1.59%

        The Funds' investment advisers may, at their own discretion, discontinue these fee waivers and expense reimbursements at any time.

       **The Fund's estimated annual operating expenses and example are for the fiscal year ending July 31, 1998.

       The purpose of the foregoing table is to assist an investor in understanding the various costs and expenses that an investor in Class Y shares of the Funds will bear directly or indirectly. The amounts set forth both in the tables and in the examples are estimated amounts based on the experience of each Fund's Y Class for the most recent fiscal period. Such amounts have been restated to reflect current fee arrangements. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RETURN. ACTUAL EXPENSES AND ANNUAL RETURN MAY BE GREATER OR LESS THAN THOSE SHOWN. For a more complete description of the various costs and expenses borne by the Funds see "Management of the Funds".

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

       The tables on the following pages present, for each Fund, financial highlights for a Class Y share outstanding throughout each period indicated. The information in the tables for the five most recent fiscal years or the life of the Fund if shorter has been audited by the respective Fund's independent auditors as follows: for EVERGREEN UTILITY FUND by KPMG Peat Marwick LLP; for EVERGREEN GROWTH AND INCOME FUND for the period ended July 31, 1997 and for the year ended December 31, 1996 by KPMG Peat Marwick LLP, and for the period January 3, 1995 through December 31, 1995 by other auditors; for EVERGREEN VALUE FUND by KPMG Peat Marwick LLP; for EVERGREEN SMALL CAP EQUITY INCOME FUND for the period ended July 31, 1997 and for the year ended December 31, 1996 by KPMG Peat Marwick LLP and for the period January 3, 1995 through December 31, 1995 by other auditors, for EVERGREEN FUND FOR TOTAL RETURN by KPMG Peat Marwick LLP; and for EVERGREEN INCOME AND GROWTH FUND for the period ended July 31, 1997 and for the year ended January 31, 1997 by Price Waterhouse LLP, and for each of the years or periods ended from March 31, 1988 through January 31, 1996 by other auditors. A report of KPMG Peat Marwick LLP or Price Waterhouse LLP, as the case may be, on the audited information with respect to each Fund is incorporated by reference in the Funds' Statement of Additional Information. The following information for each Fund should be read in conjunction with the financial statements and related notes which are incorporated by reference in the Funds' Statement of Additional Information.

       Further information about a Fund's performance is contained in the Fund's annual report to shareholders, which may be obtained without charge.

EVERGREEN UTILITY FUND -- CLASS Y SHARES

                                                                      SEVEN MONTHS           YEAR ENDED DECEMBER 31,
                                                                         ENDED           -------------------------------
                                                                     JULY 31, 1997#       1996         1995       1994*
                                                                     --------------      -------      ------      ------
PER SHARE DATA:
Net asset value beginning of period...............................        $10.58          $10.82       $9.00       $9.51
                                                                     --------------      -------      ------      ------
Income from investment operations
  Net investment income...........................................          0.25            0.44        0.47        0.37
  Net realized and unrealized gain (loss) on investments..........          0.88            0.03        2.27       (0.50)
                                                                     --------------      -------      ------      ------
     Total from investment operations.............................          1.13            0.47        2.74       (0.13)
                                                                     --------------      -------      ------      ------
Less distributions from
  Net investment income...........................................         (0.25)          (0.43)      (0.47)      (0.37)
  In excess of net investment income..............................             0               0           0       (0.01)
  Net realized gain on investments................................             0           (0.28)      (0.45)          0
                                                                     --------------      -------      ------      ------
     Total distributions..........................................         (0.25)          (0.71)      (0.92)      (0.38)
                                                                     --------------      -------      ------      ------
Net asset value end of period.....................................        $11.46          $10.58      $10.82       $9.00
                                                                     --------------      -------      ------      ------
                                                                     --------------      -------      ------      ------
TOTAL RETURN......................................................        10.85%           4.50%      31.30%      (1.60%)
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
  Total expenses..................................................         0.73%++         0.61%       0.54%       0.40%++
  Total expenses, excluding indirectly paid expenses..............         0.73%++           N/A         N/A         N/A
  Total expenses, excluding fee waivers & expense
     reimbursements...............................................         0.94%++         0.89%       0.93%       1.24%++
  Net investment income...........................................         4.06%++         4.01%       4.76%       4.93%++
Portfolio turnover rate...........................................           50%             59%         88%         23%
Average commission rate paid per share............................       $0.0593         $0.0605         N/A         N/A
Net assets end of period (thousands)..............................        $1,627          $2,000      $7,791      $5,201

-------------
++ Annualized.
* For the period from February 28, 1994 (commencement of class operations) to December 31, 1994.
# The Fund changed its fiscal year ended from December 31 to July 31, effective July 31, 1997.

EVERGREEN GROWTH AND INCOME FUND -- CLASS Y SHARES

                                                                       SEVEN MONTHS              YEAR ENDED DECEMBER 31,
                                                                          ENDED          ----------------------------------------
                                                                      JULY 31, 1997#      1996        1995       1994       1993
                                                                      --------------     -------     ------     ------     ------
PER SHARE DATA:
Net asset value beginning of period................................        $22.55         $18.64     $14.52     $15.41     $14.18
                                                                      --------------     -------     ------     ------     ------
Income from investment operations
  Net investment income............................................          0.11           0.18       0.18       0.14       0.14
  Net realized and unrealized gain (loss) on investments...........          4.73           4.25       4.59       0.12       1.91
                                                                      --------------     -------     ------     ------     ------
    Total from investment operations...............................          4.84           4.43       4.77       0.26       2.05
                                                                      --------------     -------     ------     ------     ------
Less distributions from
  Net investment income............................................         (0.10)         (0.17)     (0.17)     (0.14)     (0.14)
  In excess of net investment income...............................             0**            0          0          0          0
  Net realized gain on investments.................................             0          (0.35)     (0.48)     (1.01)     (0.68)
                                                                      --------------     -------     ------     ------     ------
    Total distributions............................................         (0.10)         (0.52)     (0.65)     (1.15)     (0.82)
                                                                      --------------     -------     ------     ------     ------
Net asset value end of period......................................        $27.29         $22.55     $18.64     $14.52     $15.41
                                                                      --------------     -------     ------     ------     ------
                                                                      --------------     -------     ------     ------     ------
TOTAL RETURN.......................................................        21.52%         23.80%     32.90%      1.70%     14.40%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
  Total expenses...................................................         1.21%++        1.16%      1.27%      1.33%      1.26%
  Total expenses, excluding indirectly paid expenses...............         1.21%++        1.16%        N/A        N/A        N/A
  Net investment income............................................         0.82%++        0.93%      1.11%      0.96%      0.99%
Portfolio turnover rate............................................            6%            14%        17%        29%        28%
Average commission rate paid per share.............................       $0.0603        $0.0566        N/A        N/A        N/A
Net assets end of period (millions)................................          $616           $442       $141        $73        $77

                                                                                      YEAR ENDED DECEMBER 31,
                                                                   -------------------------------------------------------------
                                                                    1992       1991       1990       1989      1988*      1987*
                                                                   ------     ------     ------     ------     ------     ------
PER SHARE DATA:
Net asset value beginning of period.............................   $12.99     $10.72     $12.03     $10.62      $9.38     $10.05
                                                                   ------     ------     ------     ------     ------     ------
Income from investment operations
  Net investment income.........................................     0.15       0.19       0.30       0.52       0.19       0.20
  Net realized and unrealized gain (loss) on investments........     1.65       2.58      (0.84)      2.17       2.10      (0.63)
                                                                   ------     ------     ------     ------     ------     ------
    Total from investment operations............................     1.80       2.77      (0.54)      2.69       2.29      (0.43)
                                                                   ------     ------     ------     ------     ------     ------
Less distributions from
  Net investment income.........................................    (0.15)     (0.19)     (0.30)     (0.52)     (0.19)     (0.24)
  In excess of net investment income............................        0          0          0          0          0          0
  Net realized gain on investments..............................    (0.46)     (0.31)     (0.47)     (0.76)     (0.86)         0
                                                                   ------     ------     ------     ------     ------     ------
    Total distributions.........................................    (0.61)     (0.50)     (0.77)     (1.28)     (1.05)     (0.24)
                                                                   ------     ------     ------     ------     ------     ------
Net asset value end of period...................................   $14.18     $12.99     $10.72     $12.03     $10.62      $9.38
                                                                   ------     ------     ------     ------     ------     ------
                                                                   ------     ------     ------     ------     ------     ------
TOTAL RETURN....................................................   13.80%     25.80%     (4.50%)    25.40%     24.60%     (4.30%)
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
  Total expenses................................................    1.33%      1.41%      1.50%      1.54%      1.56%      1.76%
  Total expenses, excluding indirectly paid expenses............      N/A        N/A        N/A        N/A        N/A        N/A
  Net investment income.........................................    1.18%      1.55%      2.62%      4.13%      1.70%      1.90%
Portfolio turnover rate.........................................      30%        23%        41%        53%        41%        48%
Average commission rate paid per share..........................      N/A        N/A        N/A        N/A        N/A        N/A
Net assets end of period (millions).............................      $64        $48        $36        $32        $24        $21

-------------

++ Annualized.
* Net investment income based on the average monthly shares outstanding for the period indicated.
**  Less than one cent per share.
# The Fund changed its fiscal year end from December 31 to July 31, effective July 31, 1997.

EVERGREEN VALUE FUND -- CLASS Y SHARES

                                              SEVEN MONTHS                             YEAR ENDED DECEMBER 31,
                                                 ENDED           -------------------------------------------------------------------
                                             JULY 31, 1997#       1996         1995        1994        1993        1992       1991*
                                             --------------      -------      ------      ------      ------      ------      ------
PER SHARE DATA:
Net asset value beginning of period.......        $20.57          $20.45      $16.61      $17.63      $17.11      $17.08      $14.28
                                             --------------      -------      ------      ------      ------      ------      ------
Income from investment operations
  Net investment income...................          0.25            0.44        0.57        0.56        0.52        0.49        0.47
  Net realized and unrealized gain (loss)
    on investments........................          4.03            3.49        4.72       (0.20)       1.12        0.90        3.53
                                             --------------      -------      ------      ------      ------      ------      ------
    Total from investment operations......          4.28            3.93        5.29        0.36        1.64        1.39        4.00
                                             --------------      -------      ------      ------      ------      ------      ------
Less distributions from
  Net investment income...................         (0.21)          (0.47)      (0.55)      (0.56)      (0.52)      (0.49)     (0.47)
  Net realized gain on investments........             0           (3.32)      (0.90)      (0.82)      (0.58)      (0.87)     (0.73)
  In excess of net investment income......             0               0           0           0       (0.02)          0           0
  In excess of net realized gain on
    investments...........................             0           (0.02)          0           0           0           0           0
                                             --------------      -------      ------      ------      ------      ------      ------
    Total distributions...................         (0.21)          (3.81)      (1.45)      (1.38)      (1.12)      (1.36)     (1.20)
                                             --------------      -------      ------      ------      ------      ------      ------
Net asset value end of period.............        $24.64          $20.57      $20.45      $16.61      $17.63      $17.11      $17.08
                                             --------------      -------      ------      ------      ------      ------      ------
                                             --------------      -------      ------      ------      ------      ------      ------
TOTAL RETURN..............................        20.93%          19.20%      32.20%       2.10%       9.70%       8.30%      25.40%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
  Total expenses..........................         0.67%++         0.66%       0.65%       0.68%       0.65%       0.68%     0.69%++
  Total expenses, excluding indirectly
    paid expenses.........................         0.67%++           N/A         N/A         N/A         N/A         N/A         N/A
  Total expenses, excluding fee waivers &
    expense reimbursements................           N/A             N/A         N/A         N/A         N/A       0.69%     0.77%++
  Net investment income...................         1.91%++         2.02%       3.02%       3.21%       2.98%       2.90%     3.04%++
Portfolio turnover rate...................            6%             91%         53%         70%         46%         56%         69%
Average commission rate paid per share....       $0.0600         $0.0588         N/A         N/A         N/A         N/A         N/A
Net assets end of period (millions).......        $1,149            $996        $761        $507        $463        $326        $271

-------------
++ Annualized.
* For the period from January 3, 1991 (commencement of class operations) to December 31, 1991.
# The Fund changed its fiscal year end from December 31 to July 31, effective July 31, 1997.

EVERGREEN SMALL CAP EQUITY INCOME FUND -- CLASS Y SHARES

                                                        SEVEN MONTHS                      YEAR ENDED DECEMBER 31,
                                                           ENDED             -------------------------------------------------
                                                       JULY 31, 1997#         1996           1995          1994         1993*
                                                       --------------        -------        ------        ------        ------
PER SHARE DATA:
Net asset value beginning of period................         $13.12            $11.58         $9.70        $10.15        $10.00
                                                       --------------        -------        ------        ------        ------
Income from investment operations
  Net investment income............................           0.19**            0.38          0.38          0.34          0.10
  Net realized and unrealized gain (loss) on
     investments...................................           2.56              2.13          2.38         (0.41)         0.15
                                                       --------------        -------        ------        ------        ------
     Total from investment operations..............           2.75              2.51          2.76         (0.07)         0.25
                                                       --------------        -------        ------        ------        ------
Less distributions from
  Net investment income............................          (0.15)            (0.37)        (0.38)        (0.33)        (0.10)
  Net realized gain on investments.................          (0.01)            (0.60)        (0.50)        (0.05)            0
                                                       --------------        -------        ------        ------        ------
     Total distributions...........................          (0.16)            (0.97)        (0.88)        (0.38)        (0.10)
                                                       --------------        -------        ------        ------        ------
Net asset value end of period......................         $15.71            $13.12        $11.58         $9.70        $10.15
                                                       --------------        -------        ------        ------        ------
                                                       --------------        -------        ------        ------        ------
TOTAL RETURN.......................................         21.09%            22.40%        29.10%        (0.70%)        2.50%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
  Total expenses...................................          1.39%++           1.50%         1.50%         1.48%         0.00%++
  Total expenses, excluding indirectly paid
     expenses......................................          1.38%++             N/A           N/A           N/A           N/A
  Total expenses, excluding fee waivers & expense
     reimbursements                                          1.59%++           4.75%         4.34%         4.68%         4.39%++
  Net investment income............................          2.39%++           3.36%         3.56%         3.72%         4.07%++
Portfolio turnover rate............................            13%               50%           48%            9%           15%
Average commission rate paid per share.............        $0.0665           $0.0635           N/A           N/A           N/A
Net assets end of period (thousands)...............        $42,374             8,592         4,806         3,613         2,236

-------------
++ Annualized.
* For the period from October 1, 1993 (commencement of operations) to December 31, 1993.
**  Calculation based on average shares outstanding during the period.
# The Fund changed its fiscal year end from December 31 to July 31, effective July 31, 1997.

EVERGREEN INCOME AND GROWTH FUND -- CLASS Y SHARES
(FORMERLY EVERGREEN TOTAL RETURN FUND)

                                                                                     SIX MONTHS        YEAR ENDED JANUARY 31,
                                                                                       ENDED         ---------------------------
                                                                                   JULY 31, 1997#     1997       1996     1995##
                                                                                   --------------    -------    ------    ------
PER SHARE DATA:
Net asset value, beginning of period............................................        $21.81        $20.16    $17.28    $18.29
                                                                                   --------------    -------    ------    ------
Income from investment operations
  Net investment income.........................................................          0.55          1.08      1.10      0.87
  Net realized and unrealized gain (loss) on investments........................          2.16          1.66      2.87     (0.55)
                                                                                   --------------    -------    ------    ------
    Total from investment operations............................................          2.71          2.74      3.97      0.32
                                                                                   --------------    -------    ------    ------
Less distributions from
  Net investment income.........................................................         (0.54)        (1.09)    (1.09)    (1.08)
  Net realized gain on investments..............................................             0             0         0     (0.25)
                                                                                   --------------    -------    ------    ------
    Total distributions.........................................................         (0.54)        (1.09)    (1.09)    (1.33)
                                                                                   --------------    -------    ------    ------
Net asset value, end of period..................................................        $23.98        $21.81    $20.16    $17.28
                                                                                   --------------    -------    ------    ------
                                                                                   --------------    -------    ------    ------
TOTAL RETURN....................................................................        12.65%        14.10%    23.50%     1.90%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets
  Total expenses................................................................         1.20%++       1.18%     1.19%     1.24%++
  Total expenses, excluding indirectly paid expenses............................         1.20%++         N/A       N/A       N/A
  Interest expense..............................................................           N/A         0.03%       N/A       N/A
  Net investment income.........................................................         4.97%++       5.14%     5.70%     5.70%++
Portfolio turnover rate.........................................................           72%          168%      138%      151%
Average commission rate paid per share..........................................       $0.0487       $0.0491       N/A       N/A
Net assets, end of period (millions)............................................          $900          $858      $914      $942

                                                                                    YEAR ENDED MARCH 31,
                                                             ------------------------------------------------------------------
                                                              1994      1993      1992      1991      1990      1989      1988
                                                             ------    ------    ------    ------    ------    ------    ------
PER SHARE DATA:
Net asset value, beginning of period......................   $20.90    $18.82    $18.12    $18.26    $17.92    $17.11    $20.37
                                                             ------    ------    ------    ------    ------    ------    ------
Income from investment operations
  Net investment income...................................     1.08      1.11      1.08      1.02      1.07      1.12      1.06
  Net realized and unrealized gain (loss) on
    investments...........................................    (1.41)     2.51      0.70     (0.08)     0.36      0.79     (2.64)
                                                             ------    ------    ------    ------    ------    ------    ------
    Total from investment operations......................    (0.33)     3.62      1.78      0.94      1.43      1.91     (1.58)
                                                             ------    ------    ------    ------    ------    ------    ------
Less distributions from
  Net investment income...................................    (1.08)    (1.08)    (1.08)    (1.08)    (1.09)    (1.08)    (0.80)
  Net realized gain on investments........................    (1.20)    (0.46)        0         0         0     (0.02)    (0.88)
                                                             ------    ------    ------    ------    ------    ------    ------
    Total distributions...................................    (2.28)    (1.54)    (1.08)    (1.08)    (1.09)    (1.10)    (1.68)
                                                             ------    ------    ------    ------    ------    ------    ------
Net asset value, end of period............................   $18.29    $20.90    $18.82    $18.12    $18.26    $17.92    $17.11
                                                             ------    ------    ------    ------    ------    ------    ------
                                                             ------    ------    ------    ------    ------    ------    ------
TOTAL RETURN..............................................   (2.10%)   20.20%    10.20%     5.80%     7.90%     1.30%    (7.80%)
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets
  Total expenses..........................................    1.18%     1.18%     1.21%     1.23%     1.18%     1.02%     1.01%
  Total expenses, excluding indirectly paid expenses......      N/A       N/A       N/A       N/A       N/A       N/A       N/A
  Interest expense........................................      N/A       N/A       N/A       N/A       N/A       N/A       N/A
  Net investment income...................................    5.29%     5.65%     5.73%     5.90%     5.64%     6.36%     5.80%
Portfolio turnover rate...................................     106%      164%      137%      137%       89%       86%       81%
Average commission rate paid per share....................      N/A       N/A       N/A       N/A       N/A       N/A       N/A
Net assets, end of period (millions)......................   $1,065    $1,142    $1,032    $1,151    $1,292    $1,312    $1,346

-------------
++ Annualized.
# The Fund changed its fiscal year end from January 31 to July 31, effective July 31, 1997.
## For the ten month period ended January 31, 1995. The Fund changed its fiscal year end from March 31 to January 31, effective January 31, 1995.

EVERGREEN FUND FOR TOTAL RETURN -- CLASS Y SHARES
(formerly Keystone Fund for Total Return)

                                                                                                            FOR THE PERIOD FROM
                                                                                                             JANUARY 13, 1997
                                                                                                             (DATE OF INITIAL
                                                                                                             PUBLIC OFFERING)
                                                                                                             TO JULY 31, 1997#
                                                                                                            -------------------
PER SHARE DATA:
Net asset value, beginning of period.....................................................................          $17.74
                                                                                                            -------------------
Income from investment operations
  Net investment income..................................................................................            0.18
  Net realized and unrealized gain on investments........................................................            2.86
                                                                                                            -------------------
    Total from investment operations.....................................................................            3.04
                                                                                                            -------------------
Less distributions from
  Net investment income..................................................................................           (0.16)
                                                                                                            -------------------
    Total distributions..................................................................................           (0.16)
                                                                                                            -------------------
Net asset value, end of period...........................................................................          $20.62
                                                                                                            -------------------
                                                                                                            -------------------
TOTAL RETURN.............................................................................................          17.22%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets
  Total expenses.........................................................................................           1.34%++
  Total expenses, excluding indirectly paid expenses.....................................................           1.34%++
  Net investment income..................................................................................           0.79%++
Portfolio turnover rate..................................................................................             41%
Average commission rate paid per share...................................................................         $0.0501
Net assets, end of period (thousands)....................................................................             $93

-------------
++ Annualized.
# The Fund changed its fiscal year end from November 30 to July 31, effective July 31, 1997.

EVERGREEN SMALL CAP EQUITY INCOME FUND ONLY

       Under normal circumstances, the Fund will invest at least 65% of its assets in equity securities (including convertible debt securities) of companies that, at the time of purchase, have "total market capitalization" -- present market value per share multiplied by the total number of shares outstanding -- of less than $1 billion. The Fund may invest up to 35% of its total assets in equity securities of companies that at the time of purchase have a total market capitalization of $1 billion or more, and in excess of that percentage during temporary defensive periods.

EVERGREEN GROWTH AND INCOME FUND ONLY

       The portfolio managers for Evergreen Growth and Income Fund are Stephen
A. Lieber and Gary R. Buesser. Mr. Lieber is Chairman and Co-Chief Executive Officer of Lieber & Company and Evergreen Asset Management Corp. He was the founding Partner of Lieber & Company in 1969 and served as Senior Partner until June, 1994. He was a founding General Partner of Vanden Broeck, Lieber & Company from 1956 to 1969. Mr. Buesser joined Lieber & Company as an analyst in 1996. Previously, he was a Portfolio Manager/Analyst with Cowen Asset Management and Shearson Lehman Brothers. Prior to managing Evergreen Growth and Income Fund, Mr. Buesser worked as an associate portfolio manager on the Evergreen Foundation Fund and as primary manager for pension and non-profit portfolios. He is a member of the New York Society of Security Analysts and The Association for Investment Management and Research.

EVERGREEN INCOME AND GROWTH FUND ONLY

       FOREIGN ISSUERS. The Fund may invest up to 50% of its assets in the securities of foreign issuers either directly or in the form of American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts or other securities convertible into securities of foreign issuers.

       PORTFOLIO COMPOSITION. The third sentence of the third paragraph under the caption "Investment Objectives and Policies -- Evergreen Income and Growth Fund" is hereby amended to read as follows: Ordinarily, the Fund anticipates that approximately 75% of its portfolio will consist of equity securities (including convertible preferred stock) and the other 25% of debt securities (including convertible debt securities).

     FOREIGN CURRENCY TRANSACTIONS. The Fund may enter into forward contracts for hedging purposes and to provide the proper currency to settle a securities transaction at the time the transaction occurs. For information on the risks associated with investing in foreign currency transactions see "Foreign Currency Transacations "under the prospectus caption "Options, Futures and Derivatives."

       INVESTMENT IN SMALL COMPANIES. The Fund may from time to time invest in securities of little known or relatively small special situation companies. For information on the risks associated with investing in such companies see "Investment in Small Companies" under the prospectus caption "Special Risk Considerations."

EVERGREEN GROWTH AND INCOME FUND AND EVERGREEN INCOME AND GROWTH FUND ONLY

       Each Fund may purchase futures contracts, including futures contracts based on securities indices, and write options on such contracts. The Fund intends to enter into such contracts and related options for hedging purposes. The Fund may enter into other types of futures contracts that may become available and relate to the securities held by the Fund.

December 1, 1997

                        EVERGREEN GROWTH AND INCOME FUNDS
                                AMENDMENT TO THE
                       STATEMENT OF ADDITIONAL INFORMATION

                             Dated December 1, 1997


Growth and Income Funds

Evergreen Growth and Income Fund ("Growth and Income")
Evergreen Income and Growth Fund (formerly Evergreen Total Return Fund) ("Income and Growth")
Evergreen Small Cap Equity Income Fund ("Small Cap")
Evergreen Utility Fund ("Utility")
Evergreen Value Fund ("Value")
Evergreen Fund for Total Return ("Total Return")

     This Statement of Additional Information pertains to all classes of shares of the Funds listed above. It is not a prospectus and should be read in conjunction with the Prospectus dated April 1, 1997, as supplemented from time to time, for the Growth and Income Funds for the specific Fund in which you are making or contemplating an investment. The Evergreen Growth and Income Funds are offered through two separate prospectuses: one offering Class A, Class B and Class C shares and a separate prospectus offering Class Y shares.

--------------------------------------------------------------------------------

                                                 TABLE OF CONTENTS

--------------------------------------------------------------------------------


Investment Objectives and Policies.............................................2
Investment Restrictions........................................................6
Non-Fundamental Operating Policies............................................12
Trustees .....................................................................13
Investment Advisers...........................................................21
Distribution Plans and Agreements.............................................25
Allocation of Brokerage.......................................................28
Additional Tax Information....................................................30
Net Asset Value...............................................................32
Purchase of Shares............................................................33
General Information about the Funds...........................................43
Performance Information.......................................................44
General  .....................................................................49
Finincial Statements..........................................................49
Appendix "A"..................................................................50


--------------------------------------------------------------------------------
                       INVESTMENT OBJECTIVES AND POLICIES
           (See also "Description of the Funds - Investment Objectives and Policies" in each Fund's Prospectus)

--------------------------------------------------------------------------------


     The investment objective(s) of each Fund and a description of the securities in which each Fund may invest is set forth under "Description of the Funds-Investment Objectives and Policies" in the relevant Prospectus. The investment objectives are fundamental and cannot be changed without the approval of shareholders. The following expands upon the discussion in the Prospectus regarding certain investments of each Fund.

U.S. Government Securities (All Funds)

     The types of U.S. government securities in which the Funds may invest generally include direct obligations of the U.S. Treasury such as U. S. Treasury bills, notes and bonds and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:

     (i) the full faith and credit of the U.S. Treasury;

     (ii) the issuer's right to borrow from the U.S. Treasury;

     (iii) the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or

     (iv) the credit of the agency or instrumentality issuing the obligations.

     Examples of agencies and instrumentalities that may not always receive financial support from the U.S. government are:

     (i) Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks and Banks for Cooperatives;

     (ii) Farmers Home Administration;

     (iii) Federal Home Loan Banks;

     (iv) Federal Home Loan Mortgage Corporation;

     (v) Federal National Mortgage Association; and

     (vi) Student Loan Marketing Association.

Restricted and Illiquid Securities (All Funds)

     Each Fund may invest in restricted and illiquid securities. The ability of the Board of Trustees ("Trustees") to determine the liquidity of certain restricted securities is permitted under a Securities and Exchange Commission ("SEC") Staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the "Rule"). The Rule is a non-exclusive, safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for sale under the Rule. The Funds which invest in Rule 144A securities believe that the Staff of the SEC has left the question of determining the liquidity of all restricted securities (eligible for resale under the Rule) for determination by the Trustees. The Trustees consider the following criteria in determining the liquidity of certain restricted securities:

     (i) the frequency of trades and quotes for the security;

     (ii) the number of dealers willing to purchase or sell the security and the number of other potential buyers;

     (iii) dealer undertakings to make a market in the security; and

     (iv) the nature of the security and the nature of the marketplace trades.

     Restricted securities would generally be acquired either from institutional investors who originally acquired the securities in private placements or directly from the issuers of the securities in private placements. Restricted securities and securities that are not readily marketable may sell at a discount from the price they would bring if freely marketable.

When-Issued and Delayed Delivery Securities (Utility, Value and Total Return)

     Securities purchased on a when-issued or delayed delivery basis are made to secure what is considered to be an advantageous price or yield for a Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of a Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. Utility and Value do not intend to engage in when- issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of their assets. Total Return does not intend to invest more than 5% of its net assets in when-issued or delayed delivery transactions.

Lending of Portfolio Securities (All Funds)

     Each Fund may lend its portfolio securities to generate income and to offset expenses. The collateral received when a Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the lending Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. A Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. A Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

Reverse Repurchase Agreements (Small Cap, Utility, Value and Total Return)

     Reverse repurchase agreements are similar to borrowing cash. In a reverse repurchase agreement, a Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.

     The use of reverse repurchase agreements may enable a Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

     When effecting reverse repurchase agreements, liquid assets of a Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

Options and Futures Transactions (All Funds)

     Options which Utility and Value trade must be listed on national securities exchanges.

Purchasing Put and Call Options on Financial Futures Contracts

     Utility, Value and Total Return may purchase put and call options on financial futures contracts (in the case of Utility and Value limited to options on financial futures contracts for U.S. government securities). Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at an undetermined price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price.

     A Fund may purchase put and call options on futures to protect portfolio securities against decreases in value resulting from an anticipated increase in market interest rates. Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the put option will increase in value. In such an event, a Fund will normally close out its option by selling an identical put option. If the hedge is successful, the proceeds received by the Fund upon the sale of the put option plus the realized gain offsets the decrease in value of the hedged securities.

     Alternately, a Fund may exercise its put option to close out the position. To do so, it would enter into a futures contract of the type underlying the option. If the Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and only the premium paid for the contract will be lost.

Purchasing Options

     Utility, Value and Total Return may purchase both put and call options on their portfolio securities. These options will be used as a hedge to attempt to protect securities which a Fund holds or will be purchasing against decreases or increases in value. A Fund may purchase put and call options for the purpose of offsetting previously written put and call options of the same series. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised.

     Utility, Value and Total Return intend to purchase put and call options on currency and other financial futures contracts for hedging purposes. A put option purchased by a Fund would give it the right to assume a position as the seller of a futures contract. A call option purchased by the Fund would give it the right to assume a position as the purchaser of a futures contract. The purchase of an option on a futures contract requires the Fund to pay a premium. In exchange for the premium, the Fund becomes entitled to exercise the benefits, if any, provided by the futures contract, but is not required to take any action under the contract. If the option cannot be exercised profitably before it expires, the Fund's loss will be limited to the amount of the premium and any transaction costs.

     Utility and Value currently do not intend to invest more than 5% of their net assets in options transactions. Total Return will not purchase a put option if, as a result of such purchase, more than 10% of its total assets would be invested in premiums for such option.

"Margin" in Futures Transactions

     Unlike the purchase or sale of a security, a Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather, a Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by a Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

     A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, a Fund will mark-to-market its open futures positions. The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.

     Income and Growth and Growth and Income may write covered call options to a limited extent on their portfolio securities ("covered options") in an attempt to earn additional income. A Fund will write only covered call option contracts and will receive premium income from the writing of such contracts. Income and Growth and Growth and Income may purchase call options to close out a previously written call option. In order to do so, the Fund will make a "closing purchase transaction" -- the purchase of a call option on the same security with the same exercise price and expiration date as the call option which it has previously written. A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. If an option is exercised, a Fund realizes a long-term or short-term gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

Junk Bonds (Growth and Income and Total Return)

     Consistent with its strategy of investing in "undervalued" securities, Growth and Income and Total Return may invest in lower medium and low-quality bonds also known as "junk bonds" and may also purchase bonds in default if, in the opinion of the Fund's investment adviser, there is significant potential for capital appreciation. Total Return may invest without limit in debt securities which are rated below investment grade. Growth and Income, however, will not invest more than 5% of its total assets in debt securities which are rated below investment grade. These bonds are regarded as speculative with respect to the issuer's continuing ability to meet principal and interest payments. High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade bonds. A projection of an economic downturn, or higher interest rates, for example, could cause a decline in high yield bond prices because such events could lessen the ability of highly leveraged companies to make principal and interest payments on their debt securities. In addition, the secondary trading market for high yield bonds may be less liquid than the market for higher grade bonds, which can adversely affect the ability to dispose of such securities.

--------------------------------------------------------------------------------

                             INVESTMENT RESTRICTIONS

--------------------------------------------------------------------------------


FUNDAMENTAL INVESTMENT RESTRICTIONS

     Except  as  noted,   the  investment   restrictions  set  forth  below  are
fundamental and may not be changed with respect to each Fund without the affirmative vote of a majority of the outstanding voting securities of the Fund. Where an asterisk (*) appears after a Fund's name, the relevant policy is non-fundamental with respect to that Fund and may be changed by the Fund's investment adviser without shareholder approval, subject to review and approval by the Trustees. As used in this Statement of Additional Information and in the Prospectus, "a majority of the outstanding voting securities of the Fund" means the lesser of (1) the holders of more than 50% of the outstanding shares of beneficial interest of the Fund or (2) 67% of the shares present if more than 50% of the shares are present at a meeting in person or by proxy.

       1.  Concentration of Assets in Any One Issuer

     Neither Growth and Income nor Income and Growth may invest more than 5% of their net assets, at the time of the investment in question, in the securities of any one issuer other than the U.S. government and its agencies or instrumentalities.

     None of Small Cap, Utility, Value or Total Return may invest more than 5% of its total assets, at the time of the investment in question, in the securities of any one issuer other than the U.S. government and its agencies or instrumentalities, except that up to 25% of the value of a Fund's total assets may be invested without regard to such 5% limitation.

       2.  Ten Percent Limitation on Securities of Any One Issuer

     None of Small Cap, Growth and Income or Income and Growth may purchase more than 10% of any class of securities of any one issuer other than the U.S. government and its agencies or instrumentalities.

     Neither Value nor Utility may purchase more than 10% of the outstanding voting securities of any one issuer.

     Total Return may not purchase more than 10% of the voting securities of any one issuer other than the U.S. government and its agencies or instrumentalities.

       3.  Investment for Purposes of Control or Management

     None of Growth and Income, Small Cap*, Income and Growth, Utility*, Value or Total Return may invest in companies for the purpose of exercising control or management.

       4.  Purchase of Securities on Margin

     None of Growth and Income, Small Cap*, Income and Growth, Utility, Value or Total Return may purchase securities on margin, except that each Fund may obtain such short-term credits as may be necessary for the clearance of transactions. A deposit or payment by a Fund of initial or variation margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin.

       5.  Unseasoned Issuers

     None of Income and Growth, Value*, Utility* or Total Return may invest more than 5% of its total assets in securities of unseasoned issuers that have been in continuous operation for less than three years, including operating periods of their predecessors.

     None of Growth and Income or Small Cap* may invest more than 15% of its total assets (10% of total net assets in the case of Growth and Income) in securities of unseasoned issuers that have been in continuous operation for less than three years, including operating periods of their predecessors.

       6.  Underwriting

     Growth and Income, Small Cap, Income and Growth, Utility, Value and Total Return will not underwrite any issue of securities except as they may be deemed an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with their investment objectives, policies and limitations.

     7. Interests in Oil, Gas or Other Mineral Exploration or Development Programs.

     None of Growth and Income, Small Cap or Income and Growth may purchase, sell or invest in interests in oil, gas or other mineral exploration or development programs.

     Utility* will not purchase interests in oil, gas or other mineral exploration or development programs or leases, although the Fund may purchase the securities of other issuers which invest in or sponsor such programs.

     Value will not purchase interests in oil, gas or other mineral exploration or development programs or leases, although it may purchase the publicly traded securities of companies engaged in such activities.

       8.  Concentration in Any One Industry

     Neither Growth and Income nor Income and Growth may concentrate its investments in any one industry, except that each Fund may invest up to 25% of its total net assets in any one industry.

     Small Cap may not invest 25% or more of its total assets in the securities of issuers conducting their principal business activities in any one industry; provided, that this limitation shall not apply to obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities. For purposes of this restriction, utility companies, gas, electric, water and telephone companies will be considered separate industries.

     Value will not invest 25% or more of the value of its total assets in any one industry except Value may invest 25% or more of its total assets in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.

     Utility will not invest more than 25% of its total assets (valued at the time of investment) in securities of companies engaged principally in any one industry other than the utilities industry, except that this restriction does not apply to cash or cash items and securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.

     Total Return will not purchase any security (other than U.S. government securities) of any issuer if as a result more than 25% of its total assets would be invested in a single industry; except that (i) there is no restriction with respect to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; (ii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; (iii) the industry classification of utilities will be determined according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry); and (iv) the industry classification of medically related industries will be determined according to their services (for example, management, hospital supply, medical equipment and pharmaceuticals will each be considered a separate industry).

       9.  Warrants

     None of Growth and Income, Income and Growth or Small Cap*, may invest more than 5% of its net assets in warrants and, of this amount, no more than 2% of each Fund's net assets may be invested in warrants that are listed on neither the New York nor the American Stock Exchange.

     Utility* and Value* will not invest more than 5% of their net assets in warrants, including those acquired in units or attached to other securities. For purposes of this restriction, warrants acquired by the Funds in units or attached to securities may be deemed to be without value.

       10.  Ownership by Trustees/Officers

     None of Growth and Income, Small Cap*, Income and Growth, Utility* or Value* may purchase or retain the securities of any issuer if (i) one or more officers or Trustees of a Fund or its investment adviser individually owns or would own, directly or beneficially, more than 1/2 of 1% of the securities of such issuer, and (ii) in the aggregate, such persons own or would own, directly or beneficially, more than 5% of such securities.

     Portfolio securities of any Fund may not be purchased from or sold or loaned to its adviser or any affiliate thereof, or any of their directors, officers or employees.

       11.  Short Sales

     None of Growth and Income or Income and Growth may make short sales of securities unless, at the time of each such sale and thereafter while a short position exists, each Fund owns an equal amount of securities of the same issue or owns securities which, without payment by the Fund of any consideration, are convertible into, or are exchangeable for, an equal amount of securities of the same issue.

     Small Cap,* may not make short sales of securities unless, at the time of each such sale and thereafter while a short position exists, each Fund owns an equal amount of securities of the same issue or owns securities which, without payment by the Fund of any consideration, are convertible into, or are exchangeable for, an equal amount of securities of the same issue (and provided that transactions in futures contracts and options are not deemed to constitute selling securities short).

     Total Return will not make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or of securities which, without payment of any further consideration are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short.

     Utility and Value will not sell any securities short.

     12. Lending of Funds and Securities

     Small Cap may not lend its funds to other persons, except through the purchase of a portion of an issue of debt securities publicly distributed or the entering into of repurchase agreements.

     None of Growth and Income or Income and Growth may lend its funds to other persons, except through the purchase of a portion of an issue of debt securities publicly distributed.

     Small Cap may not lend its portfolio securities, unless the borrower is a broker, dealer or financial institution that pledges and maintains collateral with the Fund consisting of cash or securities issued or guaranteed by the U.S. government having a value at all times not less than 100% of the current market value of the loaned securities, including accrued interest, provided that the aggregate amount of such loans shall not exceed 30% of the Fund's total assets.

     Growth and Income may not lend its portfolio securities, unless the borrower is a broker, dealer or financial institution that pledges and maintains collateral with the Fund consisting of cash or securities issued or guaranteed by the U.S. government having a value at all times not less than 100% of the value of the loaned securities provided that the aggregate amount of such loans shall not exceed 30% of the Fund's net assets.

     Income and Growth may not lend its portfolio securities, unless the borrower is a broker, dealer or financial institution that pledges and maintains collateral with the Fund consisting of cash, letters of credit or securities issued or guaranteed by the U.S. government having a value at all times not less than 100% of the current market value of the loaned securities (100% of the value of the loaned securities for Income and Growth), including accrued interest, provided that the aggregate amount of such loans shall not exceed 30% of the Fund's net assets.

     Utility will not lend any of its assets, except portfolio securities up to 15% of the value of its total assets. This does not prevent the Fund from purchasing or holding corporate or government bonds, debentures, notes, certificates of indebtedness or other debt securities of an issuer, repurchase agreements, or other transactions which are permitted by the Fund's investment objectives and policies or the Declaration of Trust governing the Fund.

     Value will not lend any of its assets except that it may purchase or hold corporate or government bonds, debentures, notes, certificates of indebtedness or other debt securities of an issuer, repurchase agreements or other transactions which are permitted by the Fund's investment objectives and policies or the Declaration of Trust by which the Fund is governed or lend portfolio securities valued at not more than 5% of its total assets to broker-dealers.

     Total Return will not make loans, except that the Fund may purchase or hold debt securities consistent with its investment objective, lend portfolio securities valued at not more than 15% of its total assets to broker-dealers and enter into repurchase agreements.

13.  Commodities

     Small Cap may not purchase, sell or invest in physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

     None of Growth and Income or Income and Growth may purchase, sell or invest in commodities or commodity contracts.

     None of Utility, Value or Total Return will purchase or sell commodities or commodity contracts; however, each Fund may enter into futures contracts on financial instruments or currency and sell or buy options on such contracts.

       14. Real Estate

     Small Cap may not purchase or invest in real estate or interests in real estate (but this shall not prevent the Fund from investing in marketable securities issued by companies such as real estate investment trusts which deal in real estate or interests therein).

     None of Growth and Income or Income and Growth may purchase, sell or invest in real estate or interests in real estate, except that each Fund may purchase, sell or invest in marketable securities of companies holding real estate or interests in real estate, including real estate investment trusts.

     None of Utility or Value will buy or sell real estate although each Fund may invest in securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate. Neither Utility nor Value will invest in limited partnership interests in real estate.

     Total Return will not purchase or sell real estate, except that it may purchase and sell securities secured by real estate and securities of companies which invest in real estate.

     15.  Borrowing,  Senior  Securities,   Repurchase  Agreements  and  Reverse
Repurchase Agreements

     Income and Growth may not borrow money except from banks as a temporary measure to facilitate redemption requests which might otherwise require the untimely disposition of portfolio investments and for extraordinary or emergency purposes, provided that the aggregate amount of such borrowings shall not exceed 5% of the value of the Fund's total net assets at the time of any such borrowing, or mortgage, pledge or hypothecate its assets, except in an amount sufficient to secure any such borrowing.

     Small Cap may not borrow money, issue senior securities or enter into reverse repurchase agreements, except for temporary or emergency purposes, and not for leveraging, and then in amounts not in excess of 10% of the value of the Fund's total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the Fund's total assets at the time of such borrowing, provided that the Fund will not purchase any securities at any time when borrowings, including reverse repurchase agreements, exceed 5% of the value of its total assets. The Fund will not enter into reverse repurchase agreements exceeding 5% of the value of its total assets.

     Growth and Income may not borrow money except from banks as a temporary measure for extraordinary or emergency purposes, provided that the aggregate amount of such borrowings shall not exceed 5% of the value of the Fund's total assets at the time of such borrowing; or mortgage, pledge or hypothecate its assets, except in an amount not exceeding 15% of its assets taken at cost to secure such borrowing. Growth and Income may not issue senior securities, as defined in the Investment Company Act of 1940, except that this restriction shall not be deemed to prohibit the Fund from (i) making any permitted borrowings, mortgages or pledges, (ii) lending its portfolio securities, or
(iii) entering into permitted repurchase transactions.

     Utility will not issue senior securities except that the Fund may borrow money and engage in reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amounts borrowed and except to the extent the Fund may enter into futures contracts. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary or emergency measure to facilitate management of its portfolio by enabling it to, for example, meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. Utility will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding. The Fund will not mortgage, pledge or hypothecate any assets except to secure permitted borrowings. In these cases, the Fund may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets at the time of borrowing. Margin deposits for the purchase and sale of financial futures contracts and related options and segregation or collateral arrangements made in connection with options activities are not deemed to be a pledge.

     Value will not issue senior securities except that the Fund may borrow money directly or through reverse repurchase agreements as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 10% of the value of its total assets; provided that while borrowings exceed 5% of the Fund's total assets, any such borrowings will be repaid before additional investments are made. The Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage purposes. The Fund will not mortgage, pledge or hypothecate any assets except to secure permitted borrowings. In these cases, the Fund may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of borrowing. Margin deposits for the purchase and sale of financial futures contracts and related options and segregation or collateral arrangements made in connection with options activities are not deemed to be a pledge.

     Total Return will not borrow money or enter into reverse repurchase agreements, except that the Fund may enter into reverse repurchase agreements or borrow money from banks for temporary or emergency purposes in aggregate amounts up to one-third of the value of the Fund's net assets; provided that while borrowings from banks (not including reverse repurchase agreements) exceed 5% of the Fund's net assets, any such borrowings will be repaid before additional investments are made. The Fund will not pledge more than 15% of its net assets to secure indebtedness; the purchase or sale of securities on a "when issued" basis or collateral arrangement with respect to the writing of options on securities are not deemed to be a pledge of assets. The Fund will not issue senior securities; the purchase or sale of securities on a "when issued" basis or collateral arrangement with respect to the writing of options on securities are not deemed to be the issuance of a senior security.

       16.  Joint Trading

     None of Growth and Income, Small Cap* or Income and Growth may participate on a joint or joint and several basis in any trading account in any securities. (The "bunching of orders or the purchase or sale of portfolio securities with its investment adviser or accounts under its management to reduce brokerage commissions, to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction).

       17.  Options

     Neither Growth and Income nor Income and Growth may write, purchase or sell put or call options, or combinations thereof, except that each Fund is authorized to write covered call options on portfolio securities and to purchase call options in closing purchase transactions, provided that (i) such options are listed on a national securities exchange, (ii) the aggregate market value of the underlying securities does not exceed 25% of the Fund's net assets, taken at current market value on the date of any such writing, and (iii) the Fund retains the underlying securities for so long as call options written against them make the shares subject to transfer upon the exercise of any options.

     Utility* will not purchase put options on securities unless the securities are held in the Fund's portfolio and not more than 5% of the Fund's total assets would be invested in premiums on open put options. Utility* will not write call options on securities unless securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

       18.  Investing in Securities of Other Investment Companies

     Utility and Value will purchase securities of investment companies only in open-market transactions involving customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation or acquisition of assets. It should be noted that investment companies incur certain expenses such as management fees, and, therefore, any investment by a Fund in shares of another investment company would be subject to such duplicate expenses.

     Total Return may not purchase securities of other investment companies, except as part of a merger, consolidation, purchase or assets or similar transaction.

     Each other Fund may purchase the securities of other investment companies, except to the extent such purchases are not permitted by applicable law.

       19.  Restricted Securities

     Value will not invest more than 10% of its net assets in securities subject to restrictions on resale under the Securities Act of 1933.

     Utility* will not invest more than 10% of the value of its net assets in securities subject to restrictions on resale under the Securities Act of 1933, except for commercial paper issued under Section 4(2) of the Securities Act of 1933 and certain other restricted securities which meet the criteria for liquidity as established by the Trustees.


--------------------------------------------------------------------------------

                       NON-FUNDAMENTAL OPERATING POLICIES

--------------------------------------------------------------------------------

     Certain Funds have adopted additional non-fundamental operating policies. Operating policies may be changed by the Board of Trustees without a shareholder vote.

       1. Futures and Options Transactions

     Small Cap will not: (i) sell futures contracts, purchase put options or write call options if, as a result, more than 30% of the Fund's total assets would be hedged with futures and options under normal conditions; (ii) purchase futures contracts or write put options if, as a result, the Fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 30% of its total assets; or (iii) purchase call options if, as a result, the current value of option premiums for options purchased by the Fund would exceed 5% of the Fund's total assets. These limitations do not apply to options attached to, or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

       2.  Illiquid Securities

     None of Growth and Income, Small Cap or Income and Growth may invest more than 15% of its net assets in illiquid securities and other securities which are not readily marketable, including repurchase agreements which have a maturity of longer than seven days, but excluding securities eligible for resale under Rule 144A of the Securities Act of 1933, as amended, which the Trustees have determined to be liquid.

     Utility will not invest more than 15% of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice and certain securities determined by the Trustees not to be liquid and, in non-negotiable time deposits.

     Except with respect to borrowing money (and with respect to Total Return, including borrowing money), if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.


--------------------------------------------------------------------------------

                                    TRUSTEES

--------------------------------------------------------------------------------


     The Trustees and executive officers of each trust, their ages, addresses and principal occupations during the past five years are set forth below:

     JAMES S. HOWELL (72),  4124 Crossgate Road,  Charlotte,  NC-Chairman of the
Evergreen group of mutual funds and Trustee. Retired Vice President of Lance Inc. (food manufacturing); Chairman of the Distribution Comm. Foundation for the Carolinas from 1989 to 1993.

     RUSSELL A. SALTON, III, M.D. (49), 205 Regency Executive Park, Charlotte, NC -Trustee. Medical Director, U.S. Healthcare of Charlotte, North Carolina since 1996; President, Primary Physician Care from 1990 to 1996.

     MICHAEL S. SCOFIELD (53), 212 S. Tryon Street Suite 980, Charlotte, NC-Trustee. Attorney, Law Offices of Michael S. Scofield since 1969. Messrs. Howell, Salton and Scofield are Trustees of all Evergreen Mutual Funds.

     GERALD M. MCDONNELL (57), 821 Regency Drive, Charlotte, NC -Trustee. Sales Representative with Nucor-Yamoto Inc. (steel producer) since 1988.

     THOMAS L. McVERRY (58), 4419 Parkview Drive, Charlotte, NC-Trustee. Director of Carolina Cooperative Federal Credit Union since 1990 and Rexham Corporation from 1988 to 1990; Vice President of Rexham Industries, Inc. (diversified manufacturer) from 1989 to 1990; Vice President-Finance and Resources, Rexham Corporation from 1979 to 1990.

     WILLIAM WALT PETTIT* (41), Holcomb and Pettit, P.A., 227 West Trade St., Charlotte, NC- Trustee. Partner in the law firm Holcomb and Pettit, P.A. since 1990. Messrs. McDonnell, McVerry and Pettit are Trustees of all Evergreen Mutual Funds, except those established within the Evergreen Variable Trust.

     LAURENCE B. ASHKIN (68), 180 East Pearson Street, Chicago, IL- Trustee. Real estate developer and construction consultant since 1980; President of Centrum Equities since 1987 and Centrum Properties, Inc. since 1980.

     FOSTER BAM (70), Greenwich Plaza, Greenwich, CT- Trustee. Partner in the law firm of Cummings and Lockwood since 1968. Messrs. Ashkin and Bam are Trustees of all Evergreen Mutual Funds (excluded are those established within the Evergreen Variable Trust and Evergreen Investment Trust).

     FREDERICK AMLING (69) Trustee. Professor, Finance Department, George Washington University; President, Amling & Company (investment advice); Member, Board of Advisers, Credito Emilano (banking); and former Economics and Financial Consultant, Riggs National Bank.

     CHARLES A. AUSTIN III (61) Trustee. Investment Counselor to Appleton Partners, Inc.; former Managing Director, Seaward Management Corporation (investment advice); and former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice).

     GEORGE S. BISSELL* (67) Chairman of certain funds in the Evergreen group of mutual funds, and Trustee. Chairman of the Board and Trustee of Anatolia College; Trustee of University Hospital (and Chairman of its Investment Committee); former Director and Chairman of the Board of Hartwell Keystone Advisers, Inc. and former Chairman of the Board and Chief Executive Officer of Keystone Investments, Inc.

     EDWIN D. CAMPBELL (69) Trustee. Director and former Executive Vice President, National Alliance of Business; former Vice President, Educational Testing Services; former Dean, School of Business, Adelphi University; and former Executive Director, Coalition of Essential Schools, Brown University.

     CHARLES F. CHAPIN (67) Trustee. Former Group Vice President, Textron Corp.; and former Director, Peoples Bank (Charlotte, NC).

     K. DUN GIFFORD (57) Trustee. Chairman of the Board, Director, and Executive Vice President, The London Harness Company; Managing Partner, Roscommon Capital Corp.; Trustee, Cambridge College; Chairman Emeritus and Director, American Institute of Food and Wine; Chief Executive Officer, Gifford Gifts of Fine Foods; Chairman, Gifford, Drescher & Associates (environmental consulting); President, Oldways Preservation and Exchange Trust (education); and former Director, Keystone Investments, Inc. and Keystone Investment Management Company.

     LEROY KEITH, JR. (57) Trustee. Director of Phoenix Total Return Fund and Equifax, Inc.; Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; and former President, Morehouse College.

     F. RAY KEYSER, JR. (69) Trustee and Advisor to the Boards of Trustees of the Evergreen group of mutual funds. Counsel, Keyser, Crowley & Meub, P.C.; Member, Governor's (VT) Council of Economic Advisers; Chairman of the Board and Director, Central Vermont Public Service Corporation and Hitchcock Clinic;
Director, Vermont Yankee Nuclear Power Corporation, Vermont Electric Power Company, Inc., Grand Trunk Corporation, Central Vermont Railway, Inc., S.K.I. Ltd., Sherburne Corporation, Union Mutual Fire Insurance Company, New England Guaranty Insurance Company, Inc., and the Investment Company Institute; former Governor of Vermont.

     DAVID M. RICHARDSON (55) Trustee. Executive Vice President, DHR International, Inc. (executive recruitment); former Senior Vice President, Boyden International Inc. (executive recruitment); and Director, Commerce and Industry Association of New Jersey, 411 International, Inc., and J&M Cumming Paper Co.

     RICHARD J. SHIMA (57) Trustee and Advisor to the Boards of Trustees of the Evergreen group of mutual funds. Chairman, Environmental Warranty, Inc., and Consultant, Drake Beam Morin, Inc. (executive outplacement); Director of
Connecticut Natural Gas Corporation, Trust Company of Connecticut, Hartford Hospital, Old State House Association, and Enhance Financial Services, Inc.;
Chairman, Board of Trustees, Hartford Graduate Center; Trustee, Kingswood-Oxford School and Greater Hartford YMCA; former Director, Executive Vice President, and Vice Chairman of The Travelers Corporation.

     ANDREW J. SIMONS (57) Trustee. Partner, Farrell, Fritz, Caemmerer, Cleary, Barnosky & Armentano, P.C.; former President, Nassau County Bar Association; former Associate Dean and Professor of Law, St. John's University School of Law.

     Messrs. Amling, Austin, Bissell, Campbell, Chapin, Gifford, Keith, Keyser, Richardson, Shima and Simons are Trustees or Directors of the thirty-one funds in the former Keystone group of mutual funds. Their addresses are 200 Berkeley Street, Boston, Massachusetts 02116-5034.

     ROBERT J. JEFFRIES (74), 2118 New Bedford Drive, Sun City Center, Fl Trustee Emeritus. Corporate consultant since 1967. Mr. Jeffries has been serving as a Trustee Emeritus of eleven Evergreen Mutual Funds since January 1, 1996 (excluded are Evergreen Variable Trust, Evergreen Investment Trust, as well as the former Keystone group of mutual funds).

EXECUTIVE OFFICERS

     JOHN J. PILEGGI (37), 230 Park Avenue, Suite 910, New York, NY- President and Treasurer. Consultant to BISYS Fund Services since 1996. Senior Managing Director, Furman Selz LLC since 1992, Managing Director from 1984 to 1992.

     GEORGE O. MARTINEZ (37), 3435 Stelzer Road, Columbus, OH-Secretary. Senior Vice President/Director of Administration and Regulatory Services, BISYS Fund Services since April 1995. Vice President/Assistant General Counsel, Alliance Capital Management from 1988 to 1995. -------- * Messrs. Pettit and Bissell may each be deemed to be an "interested person" within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act").

     The officers of the Trusts are all officers and/or employees of The BISYS Group, Inc. ("BISYS"), except for Mr. Pileggi, who is a consultant to BISYS. BISYS is an affiliate of Evergreen Distributor, Inc., the distributor of each Class of shares of each Fund.

     The Funds do not pay any direct remuneration to any officer or Trustee who is an "affiliated person" of either First Union National Bank, Evergreen Asset Management Corp., Keystone Investment Management Company or their affiliates. See "Investment Advisers". Currently, none of the Trustees is an "affiliated person" as defined in the 1940 Act.

     Set forth below for each of the Trustees is the aggregate compensation (and expenses) paid to such Trustees by each Trust for the year ended July 31, 1997.

                                       Aggregate Compensation From Each Trust

Name  of              Evergreen        Evergreen       Evergreen         Evergreen        Evergreen
Trustee               Income           Growth          American          Invest-          Fund for
                      and              and             Retirement        ment             Total
                      Growth           Income          Trust             Trust            Return
                      Fund             Fund

L.B.Ashkin            $7,134            $1,119         $2,019            $     0      $        0
F. Bam                 6,525               910          1,617                  0               0
R.J. Jeffries          3,200               400            800                  0               0
J.S. Howell            7,270             1,214          2,033             27,124               0
G.M. McDonnell         7,078             1,071          2,011             25,613               0
T.L. McVerry           7,161             1,133          2,021             26,252               0
W.W. Pettit            7,028             1,035          2,006            25,214                0
R.A. Salton            7,000             1,000          2,000             25,000               0
M.S. Scofield          7,000             1,000          2,000             25,000               0
F. Amling                  0                0               0                  0               0
C.A. Austin                0                0               0                  0               0
G.S. Bissell               0                0               0                  0               0
E.D. Campbell              0                0               0                  0               0
C.F. Chapin                0                0               0                  0               0
K.D. Gifford               0                0               0                  0               0
L. Keith                   0                0               0                  0               0
F.R. Keyser              698              676             109              5,198               0
D.M. Richardson            0                0               0                  0               0
R.J. Shima               698              676             109              5,198               0
A.J. Simons                0                0               0                  0               0

                                       -------------------------------------

     Set forth below for each Trustee receiving in excess of $60,000 for the fiscal period ended July 31, 1997 is the aggregate compensation paid to such Trustee by the Evergreen Family of Funds.


                         Total Compensation From Trusts
                        and Fund Complex Paid To Trustees


L.B. Ashkin                         $65,100
J.S. Howell                         102,500
G.M. McDonnell                       89,200
T.L. McVerry                         93,700
W.W. Pettit                          91,825
R.A. Salton                          94,500
M.S. Scofield                        95,700

     As of the date of this Statement of Additional Information, the officers and Trustees of the Trusts owned as a group less than 1% of the outstanding Class A, Class B, Class C or Class Y shares of any of the Funds.

     Set forth below is information with respect to each person, who, to each Fund's knowledge, owned beneficially or of record more than 5% of a class of each Fund's total outstanding shares and their aggregate ownership of the Fund's total outstanding shares as of October 31, 1997.


First Union Natl. Bank-FL C/F, Inc.      Income and                   2,619            6.56%
Fred W. Cookson IRA                      Growth/C
6704 Willow Lane Braden Woods
Bradenton, FL 34202-9632

FUBS & Co. Febo                          Income and                  2,361             5.92%
Last Stop Inc.                           Growth/C
8661 Colesville Rd #D149
Silver Spring, MD 20910-3933

MLPF&S for the sole benefit              Growth and                  227,818           21.83%
of its customers                         Income/C
Attn:  Fund Admin
4800 Deer Lake Dr. E, 3rd Floor
Jacksonville, FL 32246-6484

First Union National Bank/EB/INT         Growth and               12,928,184           55.28%
Reinvest Account                         Income/Y
Attn. Trust Operations Fund Group
401 S. Tryon Street, 3rd Floor
CMG 1151
Charlotte, NC  29202-1911

First Union National Bank/EB/INT         Growth and                 4,685,583         20.03%
Cash Account                             Income/Y
Attn. Trust Operations Fund Group
401 S. Tryon Street, 3rd Floor
CMG 1151
Charlotte, NC  29202-1911

MLPF&S for the sole benefit              Small Cap/A               50,874             5.88%
of its customers
Attn:  Fund Admin
4800 Deer Lake Dr. E, 3rd Floor
Jacksonville, FL 32246-6484

MLPF&S for the sole benefit             Small Cap/B                278,020           13.20%
of its customers
Attn:  Fund Admin
4800 Deer Lake Dr. E, 3rd Floor
Jacksonville, FL 32246-6484

MLPF&S for the sole benefit             Small Cap/C                111,164           25.40%
of its customers
Attn: Fund Administration
4800 Deer Lake Dr. East 3rd Fl.
Jacksonville FL 32246-6484

First Union National Bank/EB/INT        Small Cap/Y                1,832,926          48.09%
 Cash Account
Attn. Trust Operations Fund Group
401 S. Tryon Street, 3rd Floor
CMG 1151
Charlotte, NC  29202-1911


First Union National Bank/EB/INT        Small Cap/Y               884,948            23.33%
Reinvest Account
Attn: Trust Operations Fund Group
401 S. Tryon Street
3rd Floor CMG 1151
Charlotte, NC  28202-1911

Citibank NA                             Small Cap/Y              379,0999               95%
Delta Airlines Master Trust
308235
Joe Villella Citicorp Services
1410 N. Westshore Blvd. F15
Tampa, FL 33607-4519

FUBS & Co. Febo                          Utility/C               6,400                21.04%
Elsie B. Strom
Lewis F. Strom
906 Wells Street
Bennettsville, SC 29512-3240

FUBS & Co. Febo                          Utility/C                 2,185               7.18%
Thomas McKinney and
Lottie McKinney
170 Scott Blvd.
Tyrone, GA 30290-9767

Fubs & Co. Febo                          Utility/C                 2,083               6.85%
Max Ray and
Jeralyne Ray
Route 2 Box 111
Greenmountain, NC 28740-9618

FUBS & Co. Febo                          Utility/C                 1,796                5.90%
Evelyn L. Smith
Creg Smith
3294 Myrtle Street
Hapeville, GA 30354-1418

FUBS & Co. Febo                          Utility/C                1,546                 5.08%
Ruth D. Hayes and
D. W. Hayes
5460 Ash Street
Forest Park, GA 30050-4068

First Union National Bank               Utility/Y                86,855                58.58%
Trust Account
Attn: Ginny Batten
11th Floor CMG-1151
301 S. Tryon Street
Charlotte, NC  28288-0002

First Union National Bank              Utility/Y                 46,441                31.32%
Trust Account
Attn: Ginny Batten
11th Floor CMG-1151
301 S. Tryon Street
Charlotte, NC  28288-0002

First Union National Bank-FL C/F         Value/C                16,4830                 12.82%
Irving Decter IRA
418 Mariner Dr.
Jupiter, FL 33447

First Union National Bank                Value/Y              27,876,502                62.84%
Trust Account
Attn: Ginny Batten
11th Floor CMG-1151
301 S. Tryon Street
Charlotte, NC  28288-0002

First Union National Bank                Value/Y                15,892,513             35.82%
Trust Account
Attn: Ginny Batten
11th Floor CMG-1151
301 S. Tryon Street
Charlotte, NC  28288-0002

MLPF&S for the sole benefit             Tot Return/A                139,971             5.98%
of its customers
Attn: Fund Admin
4800 Deer Lake Dr. E, 3rd Floor
Jacksonville, FL 32246-6484

MLPF&S for the sole benefit             Tot Return/B                464,170             9.98%
of its customers
Attn: Fund Admin
4800 Deer Lake Dr. E, 3rd Floor
Jacksonville, FL 32246-6484

SSN/TIN: 866168037                     Tot Return/C                137,812             13.47%
Lavedna Ellingson
Douglas Ellingson TTEES
Lavedna Ellingson Marital Trust
U/A DTD 5-1-86
8510 McClintock
Tempe, AZ 85284-2527

MLPF&S for the sole benefit            Tot Return/C                 116,702            11.41%
of its customers
Attn: Fund Admin
4800 Deer Lake Dr. E, 3rd Floor
Jacksonville, FL 32246-6484

SSB Cust IRA Rollover                  Tot Return/Y                    2,159           93.73%
Gail L. Gulbenkian
3768 McCoy Road
Blacksburg, VA 24060-0652

James R. Vanko Cust                    Tot Return/Y                     143             6.23%
Kathryn A. Vanko
UnifTrans Min Act-CA
P.O. Box 7585
Mannoth Lakes, CA 93546-7585

--------------------------------------------------------------------------------

                               INVESTMENT ADVISERS
          (See also "Management of the Fund" in each Fund's Prospectus)

--------------------------------------------------------------------------------


     The investment adviser of Income and Growth, Growth and Income and Small Cap is Evergreen Asset Management Corp., a New York corporation, with offices at 2500 Westchester Avenue, Purchase, New York ("Evergreen Asset" or the "Adviser"). Evergreen Asset is owned by FUNB (the"Adviser") which, in turn, is a subsidiary of First Union Corporation ("First Union"), a bank holding company headquartered in Charlotte, North Carolina.

     The investment adviser of Utility and Value is FUNB which provides investment advisory services through its Capital Management Group.

     The investment adviser of Total Return is Keystone Investment Management Company ("Keystone" or the "Adviser"), a Delaware corporation, with offices at 200 Berkeley Street, Boston, Massachusetts. Keystone is an indirectly owned subsidiary of FUNB.

     The Directors of Evergreen Asset are Richard K. Wagoner and Barbara I. Colvin. The executive officers of Evergreen Asset are Stephen A. Lieber, Chairman and Co-Chief Executive Officer, Nola Maddox Falcone, President and Co-Chief Executive Officer, and Theodore J. Israel, Jr., Executive Vice President. The Directors of Keystone are Albert H. Elfner, III, Edward F. Godfrey, W. Douglas Munn, Donald McMullen, William M. Ennis, II and Barbara I. Colvin. The executive officers of Keystone are Albert H. Elfner, III, Chairman, Chief Executive Officer and President, Edward F. Godfrey, Senior Vice President and Chief Operating Officer, W. Douglas Munn, Senior Vice President, Chief Financial Officer and Treasurer and Rosemary D. Van Antwerp, Senior Vice President and Secretary.

     On September 6, 1996, First Union and FUNB entered into an Agreement and Plan of Acquisition and Merger (the "Merger") with Keystone Investments, Inc. ("Keystone Investments"), the corporate parent of Keystone, which provided, among other things, for the merger of Keystone Investments with and into a wholly-owned subsidiary of FUNB. The Merger was consummated on December 11, 1996. Keystone continues to provide investment advisory services to certain funds in the Evergreen Keystone Family of Funds. Contemporaneously with the Merger, Total Return entered into a new investment advisory agreement with Keystone and into a principal underwriting agreement with the Distributor.

     Under the Investment Advisory Agreement with each Fund, each Adviser has agreed to furnish reports, statistical and research services and recommendations with respect to each Fund's portfolio of investments. In addition, each Adviser provides office facilities to the Funds and performs a variety of administrative services. Each Fund pays the cost of all of its other expenses and liabilities, including expenses and liabilities incurred in connection with maintaining their registrations under the Securities Act of 1933, as amended, and the 1940 Act, printing prospectuses (for existing shareholders) as they are updated, state qualifications, mailings, brokerage, custodian and stock transfer charges, printing, legal and auditing expenses, expenses of shareholder meetings and reports to shareholders. Notwithstanding the foregoing, each Adviser will pay the costs of printing and distributing prospectuses used for prospective shareholders.

     The method of computing the investment advisory fee for each Fund is described in such Fund's Prospectus. The advisory fees paid by each Fund for the three most recent fiscal periods reflected in its registration statement are set forth below:




INCOME                  Six Months             Year Ended             Year Ended
AND GROWTH              Ended 7/31/97          1/31/97                1/31/96
Advisory Fee            $4,371,784             $8,823,541             $9,343,195
                        ===========            ===========            ==========
Expense                 $0                     $0                     $53,576
Reimbursement

SMALL CAP                Seven Months          Year Ended           Year Ended
                         Ended 7/31/97         12/31/96             12/31/95
Advisory Fee             $180,153               $ 63,333            $  45,397
Waiver                   ($ 35,183)            ($ 63,333)           ($  45,397)
                         ------------          ------------         ------------
Net Advisory Fee         $ 144,970             $0                    $0
                         =========             =========            ========

SMALL CAP                Seven Months          Year Ended           Year Ended
                         Ended 7/31/97         12/31/96             12/31/95
Expense
Reimbursement            $0                    $133,406             $164,584
                         --------------        --------------       ----------

UTILITY                  Seven Months          Year Ended            Year Ended
                         Ended 7/31/97         12/31/96              12/31/95
Advisory Fee             $382,537               $725,733             $456,021
Waiver                   ($146,640)            ($396,483)           ($299,028)
                         --------------        --------------       ------------
Net Advisory Fee         $235,897              $329,300             $156,993
                         ========              ========             ========
Expense
Reimbursement            $0                   $0                    $ 51,894
                         ----------------      ----------------     ------------


GROWTH                   Seven Months         Year Ended             Year Ended
AND INCOME               Ended 7/31/97        12/31/96               12/31/95
Advisory Fee             $5,736,248           $5,287,338             $1,332,685
                          ========            ========                ========
Expense
Reimbursement             $0                  $5,000                 $0
                         --------------       --------------          ----------

VALUE                     Seven Months         Year Ended             Year Ended
                          Ended 7/31/97        12/31/96               12/31/95
Advisory Fee              $4,753,235           $6,950,730             $5,120,579


TOTAL RETURN              Eight Months         Year Ended             Year Ended
                          Ended 7/31/97        11/30/96               11/30/95
Advisory Fee              $546,092             $448,266               $300,290
                          ========             ========               ========

Expense Limitations

     Keystone has voluntarily agreed to limit Total Return's Class A expenses to 1.50% of the average daily net assets of Class A shares, such expense limitation to be reevaluated on a calendar month basis and to be modified or eliminated in the future at the discretion of Keystone.

     The Investment Advisory Agreements are terminable, without the payment of any penalty, on sixty days' written notice, by a vote of the holders of a majority of each Fund's outstanding shares, or by a vote of a majority of each Trust's Trustees or by the respective Adviser. The Investment Advisory Agreements will automatically terminate in the event of their assignment. Each Investment Advisory Agreement provides in substance that the Adviser shall not be liable for any action or failure to act in accordance with its duties thereunder in the absence of willful misfeasance, bad faith or gross negligence on the part of the Adviser or of reckless disregard of its obligations thereunder.

     The Investment Advisory Agreements with respect to Income and Growth, Growth and Income and Small Cap were approved by each Fund's shareholders on June 23, 1994, became effective on June 30, 1994, and were last approved by the Trustees of each Trust on June 17, 1997.

     The Investment Advisory Agreement with respect to Utility and Value dated February 28, 1985, and amended from time to time thereafter, was last approved by the Trustees of Evergreen Investment Trust on June 17, 1997.

     The Investment Advisory Agreement with respect to Total Return was approved by the Fund's shareholders on December 9, 1996, and became effective on December 11, 1996.

     Each Investment Advisory Agreement will continue in effect from year to year provided that its continuance is approved annually by a vote of a majority of the Trustees of each Trust including a majority of those Trustees who are not parties thereto or "interested persons" (as defined in the 1940 Act) of any such party (the "Independent Trustees"), cast in person at a meeting duly called for the purpose of voting on such approval or a majority of the outstanding voting shares of each Fund.

     Certain other clients of each Adviser may have investment objectives and policies similar to those of the Funds. Each Adviser (including the sub-adviser) may, from time to time, make recommendations which result in the purchase or sale of a particular security by its other clients simultaneously with a Fund. If transactions on behalf of more than one client during the same period increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price or quantity. It is the policy of each Adviser to allocate advisory recommendations and the placing of orders in a manner which is deemed equitable by the Adviser to the accounts involved, including the Funds. When two or more of the clients of the Adviser (including one or more of the Funds) are purchasing or selling the same security on a given day from the same broker-dealer, such transactions may be averaged as to price.

     Although the investment objectives of the Funds are not the same, and their investment decisions are made independently of each other, they rely upon the same resources for investment advice and recommendations. Therefore, on occasion, when a particular security meets the different investment objectives of the various Funds, they may simultaneously purchase or sell the same security. This could have a detrimental effect on the price and quantity of the security available to each Fund. If simultaneous transactions occur, each Adviser attempts to allocate the securities, both as to price and quantity, in accordance with a method deemed equitable to each Fund and consistent with their different investment objectives. In some cases, simultaneous purchases or sales could have a beneficial effect, in that the ability of one Fund to participate in volume transactions may produce better executions for that Fund.

     Each Fund has adopted procedures under Rule 17a-7 of the 1940 Act to permit purchase and sales transactions to be effected between each Fund and the other registered investment companies for which Evergreen Asset, FUNB or Keystone act as investment adviser or between the Fund and any advisory clients of Evergreen Asset, FUNB, Keystone or Lieber. Each Fund may from time to time engage in such transactions but only in accordance with these procedures and if they are equitable to each participant and consistent with each participant's investment objectives.

     From  July  8,  1995  to  March  11,   1997,   Evergreen   Asset   provided
administrative services to each of the portfolios of Evergreen Investment Trust for a fee based on the average daily net assets of each fund administered by Evergreen Asset for which Evergreen Asset or FUNB also served as investment adviser, calculated daily and payable monthly at the following annual rates:
 .050% on the first $7 billion; .035% on the next $3 billion; .030% on the next $5 billion; .020% on the next $10 billion; .015% on the next $5 billion; and
 .010% on assets in excess of $30 billion. For the period from July 8, 1995 through December 31, 1995 and the fiscal year ended December 31, 1996, Utility and Value incurred the following administration costs: Utility $39,330 and $70,215, respectively; and Value $323,050 and $670,060, respectively.

     Evergreen Investment Services, Inc. ("EIS") began providing administrative services on March 12, 1997 to each of the portfolios of Evergreen Investment Trust at the same rates as described above. For the period from January 1, 1997 through July 31, 1997, Utility and Value incurred the following administration costs: Utility $28,507; and Value $352,965, respectively.


--------------------------------------------------------------------------------

                        DISTRIBUTION PLANS AND AGREEMENTS

--------------------------------------------------------------------------------


     Reference is made to "Management of the Funds - Distribution Plans and Agreements" in the Prospectus of each Fund for additional disclosure regarding the Funds' distribution arrangements. Distribution fees are accrued daily and paid monthly on the Class A, Class B Class and Class C shares and are charged as class expenses, as accrued. The distribution fees attributable to the Class B shares and Class C shares are designed to permit an investor to purchase such shares through broker-dealers without the assessment of a front-end sales charge, and, in the case of Class C shares, without the assessment of a contingent deferred sales charge after the first year following the month of purchase, while at the same time permitting the Distributor to compensate broker-dealers in connection with the sale of such shares. In this regard, the purpose and function of the combined contingent deferred sales charge and distribution services fee on the Class B shares and the Class C shares are the same as those of the front-end sales charge and distribution fee with respect to the Class A shares in that in each case the sales charge and/or distribution fee provide for the financing of the distribution of the Fund's shares.

     Under the Rule 12b-1 Distribution Plans that have been adopted by each Fund with respect to each of its Class A, Class B and Class C shares (each a "Plan" and collectively, the "Plans"), the Treasurer of each Fund reports the amounts expended under the Plans and the purposes for which such expenditures were made to the Trustees of each Trust for their review on a quarterly basis. Also, each Plan provides that the selection and nomination of the disinterested Trustees are committed to the discretion of such disinterested Trustees then in office.

     Each Adviser may from time to time and from its own funds or such other resources as may be permitted by rules of the SEC make payments for distribution services to the Distributor; the latter may in turn pay part or all of such compensation to brokers or other persons for their distribution assistance.

     Each Plan and Distribution Agreement will continue in effect for successive twelve-month periods provided, however, that such continuance is specifically approved at least annually by the Trustees of each Trust or by vote of the holders of a majority of the outstanding voting securities of that Class and, in either case, by a majority of the Independent Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreement related thereto.

     The Plans permit the payment of fees to brokers and others for distribution and shareholder-related administrative services and to broker-dealers, depository institutions, financial intermediaries and administrators for administrative services as to Class A, Class B and Class C shares. The Plans are designed to (i) stimulate brokers to provide distribution and administrative support services to each Fund and holders of Class A, Class B and Class C shares and (ii) stimulate administrators to render administrative support services to the Fund and holders of Class A, Class B and Class C shares. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding Class A, Class B and Class C shares; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Fund reasonably requests for its Class A, Class B and Class C shares.

     In addition to the Plans, Utility and Value have each adopted a Shareholder Services Plan whereby shareholder servicing agents may receive fees from the Fund for providing services which include, but are not limited to, distributing prospectuses and other information, providing shareholder assistance, and communicating or facilitating purchases and redemptions of Class B and Class C shares of the Fund.

     In the event that a Plan or Distribution Agreement is terminated or not continued with respect to one or more Classes of a Fund, (i) no distribution fees (other than current amounts accrued but not yet paid) would be owed by the Fund to the Distributor with respect to that Class or Classes, and (ii) the Fund would not be obligated to pay the Distributor for any amounts expended under the Distribution Agreement not previously recovered by the Distributor from distribution services fees in respect of shares of such Class or Classes through deferred sales charges.

     All material amendments to any Plan or Distribution Agreement must be approved by a vote of the Trustees of a Trust or the holders of the Fund's outstanding voting securities, voting separately by Class, and in either case, by a majority of the disinterested Trustees, cast in person at a meeting called for the purpose of voting on such approval; and any Plan or Distribution Agreement may not be amended in order to increase materially the costs that a particular Class of shares of a Fund may bear pursuant to the Plan or Distribution Agreement without the approval of a majority of the holders of the outstanding voting shares of the Class affected. With respect to Utility and Value, amendments to the Shareholder Services Plan require a majority vote of the disinterested Trustees but do not require a shareholders vote. Any Plan, Shareholder Services Plan or Distribution Agreement may be terminated (i) by a Fund without penalty at any time by a majority vote of the holders of the outstanding voting securities of the Fund, voting separately by Class or by a majority vote of the disinterested Trustees, or (ii) by the Distributor. To terminate any Distribution Agreement, any party must give the other parties 60 days' written notice; to terminate a Plan only, the Fund need give no notice to the Distributor. Any Distribution Agreement will terminate automatically in the event of its assignment.

     Income and Growth, Growth and Income, Small Cap and Total Return incurred the following Distribution Plans and Shareholder Services Plan fees:

Distribution Fees:

INCOME AND GROWTH. For the fiscal period ended July 31, 1997, $13,129 on behalf of its Class A shares, $141,953 on behalf of its Class B shares and $3,417 on behalf of its Class shares.

GROWTH AND INCOME. For the fiscal period ended July 31, 1997, $175,321 on behalf of its Class A shares, $1,627,668 on behalf of its Class B shares and $68,757 on behalf of its class C shares.

SMALL CAP. For the fiscal period ended July 31, 1997, $1,710 on behalf of its Class A shares, $11,297 on behalf of its Class B shares and $4,164 on behalf of its class C shares.

TOTAL RETURN. For the fiscal period ended July 31, 1997, $66,585 on behalf of its Class A shares and $344,125 on behalf of its Class B shares and $89,922 on behalf of its class C shares.

Shareholder Services Fees:

INCOME AND GROWTH. For the fiscal period ended July 31, 1997, shareholder service fees of $47,318 on behalf of its Class B shares and $1,139 on behalf of its class C shares.

GROWTH AND INCOME. For the fiscal period ended July 31, 1997, shareholder service fees of $542,555 on behalf of its Class B shares and $22,919 on behalf of its class C shares.

SMALL CAP. For the fiscal period ended July 31, 1997, shareholder service fees of $3,766 on behalf of its Class B shares and $1,388 on behalf of its class C shares.

TOTAL RETURN. For the fiscal period ended July 31, 1997, shareholder service fees of $116,292 on behalf of its Class B shares and $29,986 on behalf of its class C shares.

     Value and Utility incurred the following Distribution Services Plans and Shareholder Services Plans fees:

Distribution Fees:

VALUE. For the fiscal period ended July 31, 1997, $509,860 on behalf of its Class A shares, $1,003,000 on behalf of its Class B shares and $8,193 on behalf of its Class C shares.

UTILITY. For the fiscal period ended July 31, 1997, $134,715 on behalf of its Class A shares, $160,642 on behalf of its Class B shares and $1,585 on behalf of its Class C shares.

Shareholder Services Plans fees:

VALUE. For the fiscal period ended July 31, 1997, $334,333 on behalf of its Class B shares and $2,731 on behalf of its Class C shares.

UTILITY. For the fiscal period ended July 31, 1997, $53,548 on behalf of its Class B shares and $529 on behalf of its Class shares.


--------------------------------------------------------------------------------

                             ALLOCATION OF BROKERAGE

--------------------------------------------------------------------------------


     Decisions regarding each Fund's portfolio are made by its Adviser, subject to the supervision and control of the Trustees. Orders for the purchase and sale of securities and other investments are placed by employees of each Fund's Adviser. In general, the same individuals perform the same functions for the other funds managed by each Adviser. A Fund will not effect any brokerage transactions with any broker or dealer affiliated directly or indirectly with the Adviser unless such transactions are fair and reasonable, under the circumstances, to the Fund's shareholders. Circumstances that may indicate that such transactions are fair or reasonable include the frequency of such transactions, the selection process and the commissions payable in connection with such transactions.

     A substantial portion of the transactions in equity securities for each Fund will occur on domestic stock exchanges. Transactions on stock exchanges involve the payment of brokerage commissions. In transactions on stock exchanges in the United States, these commissions are negotiated, whereas on many foreign stock exchanges these commissions are fixed. In the case of securities traded in the foreign and domestic over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup. Over-the-counter transactions will generally be placed directly with a principal market maker, although the Fund may place an over-the-counter order with a broker-dealer if a better price (including commission) and execution are available.

     It is anticipated that most purchase and sale transactions involving fixed income securities will be with the issuer or an underwriter or with major dealers in such securities acting as principals. Such transactions are normally on a net basis and generally do not involve payment of brokerage commissions. However, the cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriter. Purchases or sales from dealers will normally reflect the spread between bid and ask prices.

     In selecting firms to effect securities transactions, the primary consideration of each Fund shall be prompt execution at the most favorable price. Each Adviser will also consider such factors as the price of the securities and the size and difficulty of execution of the order. If these objectives may be met with more than one firm, the Adviser will also consider the availability of statistical and investment data and economic facts and opinions helpful to the Fund. To the extent that receipt of these services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses.

     Under Section 11(a) of the Securities Exchange Act of 1934, as amended, and the rules adopted thereunder by the SEC, Lieber may be compensated for effecting transactions in portfolio securities for a Fund on a national securities exchange provided the conditions of the rules are met. Each Fund advised by Evergreen Asset has entered into an agreement with Lieber authorizing Lieber to retain compensation for brokerage services. In accordance with such agreement, it is contemplated that Lieber, a member of the New York and American Stock Exchanges, will, to the extent practicable, provide brokerage services to Growth and Income, Income and Growth and Small Cap with respect to substantially all securities transactions effected on the New York and American Stock Exchanges. In such transactions, the Adviser will seek the best execution at the most favorable price while paying a commission rate no higher than that offered to other clients of Lieber or that which can be reasonably expected to be offered by an unaffiliated broker-dealer having comparable execution capability in a similar transaction. However, no Fund will engage in transactions in which Lieber would be a principal. While no Fund advised by Evergreen Asset contemplates any ongoing arrangements with other brokerage firms, brokerage business may be given from time to time to other firms. In addition, the Trustees have adopted procedures pursuant to Rule 17e-1 under the 1940 Act to ensure that all brokerage transactions with Lieber, as an affiliated broker-dealer, are fair and reasonable.

     Each Trust's Board of Trustees has determined that a Fund may consider sales of Fund shares as a factor in the selection of brokers to execute portfolio transactions, subject to the requirements of best execution described above. The Fund expects that purchases and sales of securities will usually be effected through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Where transactions are made in the over-the-counter market, the Fund will deal with primary market makers unless more favorable prices are otherwise obtainable. Under its Investment Advisory Agreement, Keystone is permitted to pay higher brokerage commissions for brokerage and research services in accordance with Section 28(e) of the Securities Exchange Act of 1934. In the event Keystone follows such a practice, it will do so on a basis that is fair and equitable to Total Return.

     Any profits from brokerage commissions accruing to Lieber as a result of portfolio transactions for Growth and Income, Income and Growth and Small Cap will accrue to FUNB and to its ultimate parent, First Union. The Investment Advisory Agreements do not provide for a reduction of the Adviser's fee with respect to any Fund by the amount of any profits earned by Lieber from brokerage commissions generated by portfolio transactions of the Fund.

     The following chart shows: (i) the brokerage commissions paid by each Fund advised by Evergreen Asset during their last three fiscal years; (ii) the amount and percentage thereof paid to Lieber; and (iii) the percentage of the total dollar amount of all portfolio transactions with respect to which commissions have been paid which were effected by Lieber:



INCOME AND GROWTH                  Period Ended     Year Ended       Year Ended
                                   7/31/97          1/31/97          1/31/96

Total Brokerage                     $1,575,483      $3,529,313        $3,255,068
Commissions
Dollar Amount and %                 $1,066,378      $2,835,293        $2,982,640
paid to Lieber                      68%             80%               92%
% of Transactions
Effected by Lieber                  69%             47%               90%


SMALL CAP                           Period Ended     Year Ended      Year Ended
                                    7/31/97          12/31/96        12/31/95

Total Brokerage                     $74,018          $14,647         $5,968
Commissions
Dollar Amount and %                 $61,390          $13,246         $4,863
paid to Lieber                      83%              90%             81%
% of Transactions
Effected by Lieber                  75%              87%             77%

GROWTH AND INCOME                   Period Ended    Year Ended      Year Ended
                                    7/31/97         12/31/96        12/31/95

Total Brokerage                     $412,968        $519,064        $210,923
Commissions
Dollar Amount and %                 $348,590        $429,888        $160,659
paid to Lieber                      85%             83%             76%
% of Transactions
Effected by Lieber                  78%             78%             74%



     Each of the Funds changed its fiscal year end to July 31 during the first period covered by the foregoing table.

     Value, Utility and Total Return did not pay any commissions to Lieber. For the fiscal period ended July 31, 1997 and the fiscal years ended December 31, 1996 and 1995, Utility paid $220,091, $323,978 and $272,806, respectively, in commissions on brokerage transactions. For the fiscal period ended July 31, 1997 and the fiscal years ended December 31, 1996 and 1995, Value paid $273,045, $3,164,292 and $1,644,077, respectively, in commissions on brokerage transactions. For the fiscal period ended July 31, 1997 and the fiscal years ended November 30, 1996 and 1995, Total Return paid $153,935, $227,013 and $92,665, respectively, in commissions on brokerage transactions.

--------------------------------------------------------------------------------
                           ADDITIONAL TAX INFORMATION
                    (See also "Other Information - Dividends,
               Distributions and Taxes" in each Fund's Prospectus)
--------------------------------------------------------------------------------

     Each Fund has qualified and intends to continue to qualify for and elect the tax treatment applicable to a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). (Such qualification does not involve supervision of management or investment practices or policies by the Internal Revenue Service.) In order to qualify as a RIC, a Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to proceeds from securities loans, gains from the sale or other disposition of securities or foreign currencies and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities; (ii) derive less than 30% of its gross income from the sale or other disposition of securities, options, futures or forward contracts (other than those on foreign currencies), or foreign currencies (or options, futures or forward contracts thereon) that are not directly related to the RIC's principal business of investing in securities (or options and futures with respect thereto) held for less than three months (this requirement is repealed for Fund fiscal years beginning after August 5, 1997); and (iii) diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the market value of the Fund's total assets is represented by cash, U.S. government securities and other securities limited in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies). By so qualifying, a Fund is not subject to federal income tax if it timely distributes its investment company taxable income and any net realized capital gains. A 4% nondeductible excise tax will be imposed on a Fund to the extent it does not meet certain distribution requirements by the end of each calendar year. Each Fund anticipates meeting such distribution requirements.

     Dividends paid by a Fund from investment company taxable income generally will be taxed to the shareholders as ordinary income. Investment company taxable income includes net investment income and net realized short-term gains (if any). Any dividends received by a Fund from domestic corporations will constitute a portion of the Fund's gross investment income. It is anticipated that this portion of the dividends paid by a Fund (other than distributions of securities profits) will qualify for the 70% dividends-received deduction for corporations. Shareholders will be informed of the amounts of dividends which so qualify.

     Distributions of the excess of net long-term capital gain over net short-term capital loss are taxable to shareholders (who are not exempt from tax) as long-term capital gain, regardless of the length of time the shares of a Fund have been held by such shareholders. Capital gain on assets held for more than 18 months is generally subject to a maximum federal income tax rate of 20% for an individual. The maximum capital gains tax rate for capital assets held by an individual for more than 12 months but not more than 18 months is generally 28%. Short-term capital gains distributions are taxable to shareholders who are not exempt from tax as ordinary income. Such distributions are not eligible for the dividends-received deduction. Any loss recognized upon the sale of shares of a Fund held by a shareholder for six months or less will be treated as a long-term capital loss to the extent that the shareholder received a long-term capital gain distribution with respect to such shares.

     Distributions will be taxable as described above to shareholders (who are not exempt from tax), whether made in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of a Fund on the reinvestment date.

     Distributions by each Fund result in a reduction in the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution nevertheless would be taxable as ordinary income or capital gain as described above to shareholders (who are not exempt from tax), even though, from an investment standpoint, it may constitute a return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive what is in effect a return of capital upon the distribution which will nevertheless be taxable to shareholders subject to taxes.

     Upon a sale or exchange of its shares, a shareholder will realize a taxable gain or loss depending on its basis in the shares. Such gains or loss will be treated as a capital gain or loss if the shares are capital assets in the investor's hands and will be a long-term capital gain or loss if the shares have been held for more than one year. Generally, any loss realized on a sale or exchange will be disallowed to the extent shares disposed of are replaced within a period of sixty-one days beginning thirty days before and ending thirty days after the shares are disposed of.

     Each shareholder should consult his or her own tax adviser to determine the state and local tax implications of Fund distributions.

     Shareholders who fail to furnish their taxpayer identification numbers to a Fund and to certify as to its correctness and certain other shareholders may be subject to a 31% federal income tax backup withholding requirement on dividends, distributions of capital gains and redemption proceeds paid to them by the Fund. If the withholding provisions are applicable, any such dividends or capital gain distributions to these shareholders, whether taken in cash or reinvested in additional shares, and any redemption proceeds will be reduced by the amounts required to be withheld. Investors may wish to consult their own tax advisers about the applicability of the backup withholding provisions.

     If more than 50% of the value of a Fund's total assets at the end of a fiscal year is represented by securities of foreign corporations and a Fund elects to make foreign tax credits available to its shareholders, a shareholder will be required to include in his gross income both cash dividends and the amount a Fund advises him is his pro rata portion of income taxes withheld by foreign governments from interest and dividends paid on a Fund's investments. The shareholder will be entitled, however, to take the amount of such foreign taxes withheld as a credit against his U.S. income tax, or to treat the foreign tax withheld as an itemized deduction from his gross income, if that should be to his advantage. In substance, this policy enables the shareholder to benefit from the same foreign tax credit or deduction that he would have received if he had been the individual owner of foreign securities and had paid foreign income tax on the income therefrom. As in the case of individuals receiving income directly from foreign sources, the above-described tax credit and deductions are subject to certain limitations.

     The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). It does not reflect the special tax consequences to certain taxpayers (e.g., banks, insurance companies, tax exempt organizations and foreign persons). Shareholders are encouraged to consult their own tax advisers regarding specific questions relating to federal, state and local tax consequences of investing in shares of a Fund. Each shareholder who is not a U.S. person should consult his or her tax adviser regarding the U.S. and foreign tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under a tax treaty) on amounts treated as income from U.S. sources under the Code.

--------------------------------------------------------------------------------

                                 NET ASSET VALUE
--------------------------------------------------------------------------------


     The following information supplements that set forth in each Fund's Prospectus under the subheading "How to Buy Shares - How the Funds Value Their Shares" in the Section entitled "Purchase and Redemption of Shares."

     The public offering price of shares of a Fund is its net asset value plus, in the case of Class A shares, a sales charge which will vary depending upon the purchase alternative chosen by the investor, as more fully described in the Prospectus. See "Purchase of Shares - Class A Shares - Front-End Sales Charge Alternative." On each Fund business day on which a purchase or redemption order is received by a Fund and trading in the types of securities in which a Fund invests might materially affect the value of Fund shares, the per share net asset value of each such Fund is computed in accordance with the Declaration of Trust and By-Laws governing each Fund as of the next close of regular trading on the New York Stock Exchange (the "Exchange") (currently 4:00 p.m. Eastern time) by dividing the value of the Fund's total assets, less its liabilities, by the total number of its shares then outstanding. A Fund business day is any weekday, exclusive of national holidays on which the Exchange is closed and Good Friday.

     For each Fund, securities for which the primary market is on a domestic or foreign exchange and over-the-counter securities admitted to trading on the NASDAQ National List are valued at the last quoted sale or, if no sale, at the mean of closing bid and asked prices and portfolio bonds are presently valued by a recognized pricing service when such prices are believed to reflect the fair value of the security. Over-the-counter securities not included in the NASDAQ National List for which market quotations are readily available are valued at a price quoted by one or more brokers. If accurate quotations are not available, securities will be valued at fair value determined in good faith by the Board of Trustees.

         The respective per share net asset values of the Class A, Class B, Class C and Class Y shares are expected to be substantially the same. Under certain circumstances, however, the per share net asset values of the Class B and Class C shares may be lower than the per share net asset value of the Class A shares (and, in turn, that of Class A shares may be lower than Class Y shares) as a result of the greater daily expense accruals, relative to Class A and Class Y shares, of Class B and Class C shares relating to distribution services fees (and, with respect to Utility and Value, Shareholder Service Plan fees) and, to the extent applicable, transfer agency fees and the fact that Class Y shares bear no additional distribution, shareholder service or transfer agency related fees.

     While it is expected that, in the event each Class of shares of a Fund realizes net investment income or does not realize a net operating loss for a period, the per share net asset values of the four Classes will tend to converge immediately after the payment of dividends, which dividends will differ by approximately the amount of the expense accrual differential among the Classes, there is no assurance that this will be the case. In the event one or more Classes of a Fund experiences a net operating loss for any fiscal period, the net asset value per share of such Class or Classes will remain lower than that of Classes that incurred lower expenses for the period.

     To the extent that any Fund invests in non-U.S. dollar denominated securities, the value of all assets and liabilities will be translated into United States dollars at the mean between the buying and selling rates of the currency in which such a security is denominated against United States dollars last quoted by any major bank. If such quotations are not available, the rate of exchange will be determined in accordance with policies established by the Fund. The Trustees will monitor, on an ongoing basis, a Fund's method of valuation. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York. In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York.

     Furthermore, trading takes place in various foreign markets on days which are not business days in New York and on which the Fund's net asset value is not calculated. Such calculation does not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the Exchange will not be reflected in a Fund's calculation of net asset value unless the Trustees deem that the particular event would materially affect net asset value, in which case an adjustment will be made. Securities transactions are accounted for on the trade date, the date the order to buy or sell is executed. Dividend income and other distributions are recorded on the ex-dividend date, except certain dividends and distributions from foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date.


--------------------------------------------------------------------------------

                               PURCHASE OF SHARES

--------------------------------------------------------------------------------



     The following information supplements that set forth in each Fund's Prospectus under the heading "Purchase and Redemption of Shares - How To Buy Shares."

General

     Shares of each Fund will be offered on a continuous basis at a price equal to their net asset value plus an initial sales charge at the time of purchase (the "front-end sales charge alternative"), with a contingent deferred sales charge (the deferred sales charge alternative"), or without any front-end sales charge, but with a contingent deferred sales charge imposed only during the first year after the month of purchase (the "level-load alternative"), as described below. Class Y shares which, as described below, are not offered to the general public, are offered without any front-end or contingent sales charges. Shares of each Fund are offered on a continuous basis through (i) investment dealers that are members of the National Association of Securities Dealers, Inc. and have entered into selected dealer agreements with the Distributor ("selected dealers"), (ii) depository institutions and other financial intermediaries or their affiliates, that have entered into selected agent agreements with the Distributor ("selected agents"), or (iii) the Distributor. The minimum for initial investment is $1,000; there is no minimum for subsequent investments. The subscriber may use the Application available from the Distributor for his or her initial investment. Sales personnel of selected dealers and agents distributing a Fund's shares may receive differing compensation for selling Class A, Class B or Class C shares.

     Investors may purchase shares of a Fund in the United States either through selected dealers or agents or directly through the Distributor. A Fund reserves the right to suspend the sale of its shares to the public in response to conditions in the securities markets or for other reasons.

     Each Fund will accept unconditional orders for its shares to be executed at the public offering price equal to the net asset value next determined (plus for Class A shares, the applicable sales charges), as described below. Orders received by the Distributor prior to the close of regular trading on the Exchange on each day the Exchange is open for trading are priced at the net asset value computed as of the close of regular trading on the Exchange on that day (plus for Class A shares the sales charges). In the case of orders for purchase of shares placed through selected dealers or agents, the applicable public offering price will be the net asset value as so determined, but only if the selected dealer or agent receives the order prior to the close of regular trading on the Exchange and transmits it to the Distributor prior to its close of business that same day (normally 5:00 p.m. Eastern time). The selected dealer or agent is responsible for transmitting such orders by 5:00 p.m. If the selected dealer or agent fails to do so, the investor's right to that day's closing price must be settled between the investor and the selected dealer or agent. If the selected dealer or agent receives the order after the close of regular trading on the Exchange, the price will be based on the net asset value determined as of the close of regular trading on the Exchange on the next day it is open for trading.

     Following the initial purchase of shares of a Fund, a shareholder may place orders to purchase additional shares by telephone if the shareholder has completed the appropriate portion of the Application. Payment for shares purchased by telephone can be made only by Electronic Funds Transfer from a bank account maintained by the shareholder at a bank that is a member of the National Automated Clearing House Association ("ACH"). If a shareholder's telephone purchase request is received before 3:00 p.m. Eastern time on a Fund business day, the order to purchase shares is automatically placed the same Fund business day for non-money market funds, and two days following the day the order is received for money market funds, and the applicable public offering price will be the public offering price determined as of the close of business on such business day. Full and fractional shares are credited to a subscriber's account in the amount of his or her subscription. As a convenience to the subscriber, and to avoid unnecessary expense to a Fund, stock certificates representing shares of a Fund are not issued. This facilitates later redemption and relieves the shareholder of the responsibility for and inconvenience of lost or stolen certificates.

Alternative Purchase Arrangements

     Each Fund issues four classes of shares: (i) Class A shares, which are sold to investors choosing the front-end sales charge alternative; (ii) Class B shares, which are sold to investors choosing the deferred sales charge alternative; (iii) Class C shares, which are sold to investors choosing the level-load sales charge alternative; and (iv) Class Y shares, which are offered only to (a) persons who at or prior to December 30, 1994 owned shares in a mutual fund advised by Evergreen Asset, (b) certain investment advisory clients of the Advisers and their affiliates, and (c) institutional investors. The four Classes of shares each represent an interest in the same portfolio of investments of the Fund, have the same rights and are identical in all respects, except that (i) only Class A, Class B and Class C shares are subject to a Rule 12b-1 distribution fee, (ii) Class B and Class C shares of Balanced, Utility and Value are subject to a Shareholder Service Plan fee, (iii) Class A shares bear the expense of the front-end sales charge and Class B and Class C shares bear the expense of the deferred sales charge, (iv) Class B shares and Class C shares each bear the expense of a higher Rule 12b-1 distribution services fee and shareholder service fee than Class A shares and, in the case of Class B shares, higher transfer agency costs, (v) with the exception of Class Y shares, each Class of each Fund has exclusive voting rights with respect to provisions of the Rule 12b-1 Plan pursuant to which its distribution services (and, to the extent applicable, Shareholder Service Plan fee) is paid which relates to a specific Class and other matters for which separate Class voting is appropriate under applicable law, provided that, if the Fund submits to a simultaneous vote of Class A, Class B and Class C shareholders an amendment to the Rule 12b-1 Plan that would materially increase the amount to be paid thereunder with respect to the Class A shares, the Class A shareholders and the Class B and Class C shareholders will vote separately by Class, and (vi) only the Class B shares are subject to a conversion feature. Each Class has different exchange privileges and certain different shareholder service options available.

     The alternative purchase arrangements permit an investor to choose the method of purchasing shares that is most beneficial given the amount of the purchase, the length of time the investor expects to hold the shares, and other circumstances. Investors should consider whether, during the anticipated life of their investment in the Fund, the accumulated distribution services (and, to the extent applicable, Shareholder Service Plan) fee and contingent deferred sales charges on Class B shares prior to conversion, or the accumulated distribution services (and, to the extent applicable, shareholder service) fee on Class C shares, would be less than the front-end sales charge and accumulated distribution services fee on Class A shares purchased at the same time, and to what extent such differential would be offset by the higher return of Class A shares. Class B and Class C shares will normally not be suitable for the investor who qualifies to purchase Class A shares at the lowest applicable sales charge. For this reason, the Distributor will reject any order (except orders for Class B shares from certain retirement plans) for more than $250,000 for Class B shares or $500,000 for Class C shares.

     Class A shares are subject to a lower distribution services fee and no Shareholder Service Plan fee and, accordingly, pay correspondingly higher dividends per share than Class B shares or Class C shares. However, because front-end sales charges are deducted at the time of purchase, investors purchasing Class A shares would not have all their funds invested initially and, therefore, would initially own fewer shares. Investors not qualifying for reduced front-end sales charges who expect to maintain their investment for an extended period of time might consider purchasing Class A shares because the accumulated continuing distribution (and, to the extent applicable, Shareholder Service Plan) charges on Class B shares or Class C shares may exceed the front-end sales charge on Class A shares during the life of the investment. Again, however, such investors must weigh this consideration against the fact that, because of such front-end sales charges, not all their funds will be invested initially.

     Other investors might determine, however, that it would be more advantageous to purchase Class B shares or Class C shares in order to have all their funds invested initially, although remaining subject to higher continuing distribution services (and, to the extent applicable, Shareholder Service Plan) fees and, in the case of Class B shares, being subject to a contingent deferred sales charge for a six-year period. For example, based on current fees and expenses, an investor subject to the 4.75% front-end sales charge imposed on Class A shares of the Funds would have to hold his or her investment approximately seven years for the Class B and Class C distribution services (and, to the extent applicable, Shareholders Service Plan) fees, to exceed the front-end sales charge plus the accumulated distribution services fee of Class A shares. In this example, an investor intending to maintain his or her investment for a longer period might consider purchasing Class A shares. This example does not take into account the time value of money, which further reduces the impact of the Class B and Class C distribution services (and, to the extent applicable, shareholder service) fees on the investment, fluctuations in net asset value or the effect of different performance assumptions.

     Those investors who prefer to have all of their funds invested initially but may not wish to retain Fund shares for the six year period during which Class B shares are subject to a contingent deferred sales charge may find it more advantageous to purchase Class C shares.

     With respect to each Fund, the Trustees have determined that currently no conflict of interest exists between or among the Class A, Class B, Class C and Class Y shares. On an ongoing basis, the Trustees, pursuant to their fiduciary duties under the 1940 Act and state laws, will seek to ensure that no such conflict arises.

Front-End Sales Charge Alternative--Class A Shares

     The public offering price of Class A shares for purchasers choosing the front-end sales charge alternative is the net asset value plus a sales charge as set forth in the Prospectus for each Fund.

     Shares issued pursuant to the automatic reinvestment of income dividends or capital gains distributions are not subject to any sales charges. The Fund receives the entire net asset value of its Class A shares sold to investors. The Distributor's commission is the sales charge set forth in the Prospectus for each Fund, less any applicable discount or commission "reallowed" to selected dealers and agents. The Distributor will reallow discounts to selected dealers and agents in the amounts indicated in the table in the Prospectus. In this regard, the Distributor may elect to reallow the entire sales charge to selected dealers and agents for all sales with respect to which orders are placed with the Distributor.

     Set forth below is an example of the method of computing the offering price of the Class A shares of each Fund. The example assumes a purchase of Class A shares of a Fund aggregating less than $100,000 subject to the schedule of sales charges set forth in the Prospectus at a price based upon the net asset value of Class A shares of each Fund at the end of each Fund's latest fiscal period.



                                       Date            Net Asset         Per Share          Offering Price
                                                         Value          Sales Charge          Per Share

Growth and Income                    7/31/97            $27.26             $1.36                $28.62
Income and Growth                    7/31/97            $23.94             $1.19                $25.13
Small Cap                            7/31/97            $15.69             $0.78                $16.47
Utility                              7/31/97            $11.45             $0.57                $12.02
Value                                7/31/97            $24.64             $1.23                $25.87
Total Return                         7/31/97            $20.69             $1.03                $21.72



     Prior to January 3, 1995, shares of Growth and Income, Income and Growth and Small Cap were offered exclusively on a no-load basis and, accordingly, no underwriting commissions were paid in respect of sales of shares of these Funds or retained by the Distributor. In addition, since Class B and Class C shares were not offered by Growth and Income, Income and Growth or Small Cap prior to January 3, 1995, contingent deferred sales charges have been paid to the Distributor with respect to Class B or Class C shares only since January 3, 1995.

     With respect to Utility and Value, the following commissions were paid to and amounts wereretained by Federated Securities Corp. through July 7, 1995, which until such date was the principal underwriter of portfolios of Evergreen Investment Trust. For the subsequent periods, commissions were paid to and amounts were retained by the current Distributor as noted below:


                                  Period Ended         Year Ended          Period From          Period From
                                    7/31/97              12/31/96             7/8/95               1/1/95
                                                                            to 12/31/95          to 7/7/95
VALUE
Comissions                     $479,927             $522,573             $58,797             $56,058
Received
Commissions                     $51,343             $ 56,609             $ 6,615               $6,001
Retained
UTILITY
Commissions                     $15,633             $ 74,988             $15,692             $20,958
Received
Commissions                      $1,789              $ 7,857              $1,727              $ 2,228
Retained


     With respect to Income and Growth, Growth and Income and Small, the following commissions were paid to and amounts were retained by the Distributor for the periods indicated:

                                          Period Ended         Year Ended           Year Ended           Period from 1/3/95
                                            7/31/97              1/31/97              1/31/96                to 1/31/95

INCOME AND GROWTH
Commissions Received                        $41,996            $ 187,403              $ 98,890           $ 4,585
Commissions Retained                         $4,196             $ 20,208              $ 10,733           ---

                                                              Year Ended           Year Ended
                                                                12/31/96             12/31/95
GROWTH AND INCOME
Commissions Received                      $1,769,199         $ 1,473,258            $ 326,249
Commissions Retained                        $169,177           $ 158,858             $ 37,300

SMALL CAP
Commissions Received                        $72,045            $ 3,568                 $ 778
Commissions Retained                         $8,281              $ 340                 $ 284


     With respect to Total Return, the following commissions were paid to and amounts were retained by Keystone Investment Distributors Company, which prior to December 1, 1996, was the distributor for Total Return.



                            Period Ended          Year Ended          Year Ended
                            7/31/97               11/30/96            11/30/95

TOTAL RETURN
Commissions Received        $128,762                $355,043            $190,327
Commissions Retained          $7,709                ($75,270)         ($243,621)

     Investors choosing the front-end sales charge alternative may under certain circumstances be entitled to pay reduced sales charges. The circumstances under which such investors may pay reduced sales charges are described below.

     Combined Purchase Privilege. Certain persons may qualify for the sales charge reductions by combining purchases of shares of one or more Evergreen Funds (other than the money market funds) into a single "purchase," if the resulting "purchase" totals at least $100,000. The term "purchase" refers to:
(i) a single purchase by an individual, or to concurrent purchases, which in the aggregate are at least equal to the prescribed amounts, by an individual, his or her spouse and their children under the age of 21 years purchasing shares for his, her or their own account(s); (ii) a single purchase by a trustee or other fiduciary purchasing shares for a single trust, estate or single fiduciary account although more than one beneficiary is involved; or (iii) a single purchase by an organization exempt from federal income tax under Section 501
(c)(3) or (13) of the Code; a pension, profit-sharing or other employee benefit plan whether or not qualified under Section 401 of the Code. The term "purchase" also includes purchases by any "company," as the term is defined in the 1940 Act, but does not include purchases by any such company which has not been in existence for at least six months or which has no purpose other than the purchase of shares of a Fund or shares of other registered investment companies at a discount. The term "purchase" does not include purchases by any group of individuals whose sole organizational nexus is that the participants therein are credit card holders of a company, policy holders of an insurance company, customers of either a bank or broker-dealer or clients of an investment adviser. A "purchase" may also include shares, purchased at the same time through a single selected dealer or agent, of any Evergreen Fund.

     Cumulative  Quantity  Discount  (Right  of  Accumulation).   An  investor's
purchase of additional Class A shares of a Fund may qualify for a Cumulative Quantity Discount. The applicable sales charge will be based on the total of:

     (i) the investor's current purchase;

     (ii) the net asset value (at the close of business on the previous  day) of
(a) all Class A shares of the Fund held by the investor and (b) all such shares of any other Evergreen Fund held by the investor; and

     (iii) the net asset value of all shares described in paragraph; and

     (iv) owned by another shareholder eligible to combine his or her purchase with that of the investor into a single "purchase" (see above).

     For example, if an investor owned Class A, B or C shares of an Evergreen Fund worth $200,000 at their then current net asset value and, subsequently, purchased Class A shares of a Fund worth an additional $100,000, the sales charge for the $100,000 purchase, in the case of the Funds, would be at the 2.50% rate applicable to a single $300,000 purchase of shares of the Fund, rather than the 3.75% rate.

     To qualify for the Combined Purchase Privilege or to obtain the Cumulative Quantity Discount on a purchase through a selected dealer or agent, the investor or selected dealer or agent must provide the Distributor with sufficient information to verify that each purchase qualifies for the privilege or discount.

     Letter of Intent. Class A investors may also obtain the reduced sales charges shown in the Prospectus by means of a written Letter of Intent, which expresses the investor's intention to invest not less than $100,000 within a period of 13 months in Class A shares of the Fund or any other Evergreen Fund. Each purchase of shares under a Letter of Intent will be made at the public offering price or prices applicable at the time of such purchase to a single transaction of the dollar amount indicated in the Letter of Intent. At the investor's option, a Letter of Intent may include purchases of Class A shares of the Fund or any other Evergreen Fund made not more than 90 days prior to the date that the investor signs a Letter of Intent; however, the 13-month period during which the Letter of Intent is in effect will begin on the date of the earliest purchase to be included.

     Investors qualifying for the Combined Purchase Privilege described above may purchase shares of the Evergreen Funds under a single Letter of Intent. For example, if at the time an investor signs a Letter of Intent to invest at least $100,000 in Class A shares of the Fund, the investor and the investor's spouse each purchase shares of the Fund worth $20,000 (for a total of $40,000), it will only be necessary to invest a total of $60,000 during the following 13 months in Class A shares of the Fund or any other Evergreen Fund, to qualify for the 3.75% sales charge applicable to purchases in any Evergreen Fund on the total amount being invested (the sales charge applicable to an investment of $100,000).

     The Letter of Intent is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Letter of Intent is 5% of such amount. Shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased, and such escrowed shares will be involuntarily redeemed to pay the additional sales charge, if necessary. Dividends on escrowed shares, whether paid in cash or reinvested in additional Fund shares, are not subject to escrow. When the full amount indicated has been purchased, the escrow will be released. To the extent that an investor purchases more than the dollar amount indicated on the Letter of Intent and qualifies for a further reduced sales charge, the sales charge will be adjusted for the entire amount purchased at the end of the 13-month period. The difference in sales charge will be used to purchase additional shares of the Fund subject to the rate of sales charge applicable to the actual amount of the aggregate purchases.

     Investors wishing to enter into a Letter of Intent in conjunction with their initial investment in Class A shares of a Fund should complete the appropriate portion of the Application while current Class A shareholders desiring to do so can obtain a form of Letter of Intent by writing to a Fund at 200 Berkeley Street, Boston, Massachusetts 02116-5034 or by calling 1-800-343-2898.

     Investments Through Employee Benefit and Savings Plans. Certain qualified and non-qualified benefit and savings plans may make shares of the Evergreen Funds available to their participants. Investments made by such employee benefit plans may be exempt from any applicable front-end sales charges if they meet the criteria set forth in the Prospectus under "Class A Shares-Front- End Sales Charge Alternative." The Advisers may provide compensation to organizations providing administrative and recordkeeping services to plans which make shares of the Evergreen Funds available to their participants.

     Reinstatement Privilege. A Class A shareholder who has caused any or all of his or her shares of a Fund to be redeemed or repurchased may reinvest all or any portion of the redemption or repurchase proceeds in Class A shares of the Fund at net asset value without any sales charge, provided that such reinvestment is made within 30 calendar days after the redemption or repurchase date. Shares are sold to a reinvesting shareholder at the net asset value next determined as described above. A reinstatement pursuant to this privilege will not cancel the redemption or repurchase transaction; therefore, any gain or loss so realized will be recognized for federal income tax purposes except that no loss will be recognized to the extent that the proceeds are reinvested in shares of the Fund. The reinstatement privilege may be used by the shareholder only once, irrespective of the number of shares redeemed or repurchased, except that the privilege may be used without limit in connection with transactions whose sole purpose is to transfer a shareholder's interest in the Fund to his or her individual retirement account or other qualified retirement plan account. Investors may exercise the reinstatement privilege by written request sent to a Fund at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

     Sales at Net Asset Value. In addition to the categories of investors set forth in the Prospectus, each Fund may sell its Class A shares at net asset value, i.e., without any sales charge, to: (i) certain investment advisory clients of the Advisers or their affiliates; (ii) officers and present or former Trustees of the Trusts; present or former trustees of other investment companies managed by the Advisers; officers, directors and present or retired full-time employees of the Advisers, the Distributor, and their affiliates; officers, directors and present and full-time employees of selected dealers or agents; or the spouse, sibling, direct ancestor or direct descendant (collectively "relatives") of any such person; or any trust, individual retirement account or retirement plan account for the benefit of any such person or relative; or the estate of any such person or relative, if such shares are purchased for investment purposes (such shares may not be resold except to the Fund); (iii) certain employee benefit plans for employees of the Advisers, the Distributor and their affiliates; (iv) persons participating in a fee-based program, sponsored and maintained by a registered broker-dealer and approved by the Distributor, pursuant to which such persons pay an asset-based fee to such broker-dealer, or its affiliate or agent, for service in the nature of investment advisory or administrative services. These provisions are intended to provide additional job-related incentives to persons who serve the Funds or work for companies associated with the Funds and selected dealers and agents of the Funds. Since these persons are in a position to have a basic understanding of the nature of an investment company as well as a general familiarity with the Fund, sales to these persons, as compared to sales in the normal channels of distribution, require substantially less sales effort. Similarly, these provisions extend the privilege of purchasing shares at net asset value to certain classes of institutional investors who, because of their investment sophistication, can be expected to require significantly less than normal sales effort on the part of the Funds and the Distributor.

Deferred Sales Charge Alternatives--Class B and Class C Shares

     Investors choosing the deferred sales charge alternative purchase Class B shares at the public offering price equal to the net asset value per share of the Class B shares on the date of purchase without the imposition of a sales charge at the time of purchase. The Class B shares are sold without a front-end sales charge so that the full amount of the investor's purchase payment is invested in the Fund initially.

     Proceeds from the contingent deferred sales charge are paid to the Distributor and are used by the Distributor to defray the expenses of the Distributor related to providing distribution-related services to the Fund in connection with the sale of the Class B shares, such as the payment of compensation to selected dealers and agents for selling Class B shares. The combination of the contingent deferred sales charge and the distribution services fee (and, with respect to Utility and Value, the Shareholder Service Plan fee) enables the Fund to sell the Class B shares without a sales charge being deducted at the time of purchase. The higher distribution services fee (and, with respect to Utility and Value, the Shareholder Service Plan fee) incurred by Class B shares will cause such shares to have a higher expense ratio and to pay lower dividends than those related to Class A shares.

     Contingent Deferred Sales Charge. Class B shares which are redeemed within six years of purchase will be subject to a contingent deferred sales charge at the rates set forth in the Prospectus charged as a percentage of the dollar amount subject thereto. The charge will be assessed on an amount equal to the lesser of the cost of the shares being redeemed or their net asset value at the time of redemption. Accordingly, no sales charge will be imposed on increases in net asset value above the initial purchase price. In addition, no contingent deferred sales charge will be assessed on shares derived from reinvestment of dividends or capital gains distributions. The amount of the contingent deferred sales charge, if any, will vary depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares.

     In determining the contingent deferred sales charge applicable to a redemption, it will be assumed that the redemption is first of any Class A shares or Class C shares in the shareholder's Fund account, second of Class B shares held for over six years or Class B shares acquired pursuant to reinvestment of dividends or distributions and third of Class B shares held longest during the six-year period.

     To illustrate, assume that an investor purchased 100 Class B shares at $10 per share (at a cost of $1,000) and in the second year after purchase, the net asset value per share is $12 and, during such time, the investor has acquired 10 additional Class B shares upon dividend reinvestment. If at such time the investor makes his or her first redemption of 50 Class B shares, 10 Class B shares will not be subject to charge because of dividend reinvestment. With respect to the remaining 40 Class B shares, the charge is applied only to the original cost of $10 per share and not to the increase in net asset value of $2 per share. Therefore, of the $600 of the shares redeemed $400 of the redemption proceeds (40 shares x $10 original purchase price) will be charged at a rate of 4.0% (the applicable rate in the second year after purchase for a contingent deferred sales charge of $16).

     The contingent deferred sales charge is waived on redemptions of shares (i) following the death or disability, as defined in the Code, of a shareholder, or
(ii) to the extent that the redemption represents a minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has attained the age of 70-1/2.

     Conversion Feature. At the end of the period ending seven years after the end of the calendar month in which the shareholder's purchase order was accepted, Class B shares will automatically convert to Class A shares and will no longer be subject to a higher distribution services fee (and, with respect to Utility and Value, the Shareholder Service Plan fee) imposed on Class B shares. Such conversion will be on the basis of the relative net asset values of the two classes, without the imposition of any sales load, fee or other charge. The purpose of the conversion feature is to reduce the distribution services fee paid by holders of Class B shares that have been outstanding long enough for the Distributor to have been compensated for the expenses associated with the sale

     For purposes of conversion to Class A, Class B shares purchased through the reinvestment of dividends and distributions paid in respect of Class B shares in a shareholder's account will be considered to be held in a separate sub-account. Each time any Class B shares in the shareholder's account (other than those in the sub-account) convert to Class A, an equal pro-rata portion of the Class B shares in the sub-account will also convert to Class A.

     The conversion of Class B shares to Class A shares is subject to the continuing availability of an opinion of counsel to the effect that (i) the assessment of the higher distribution services fee (and, with respect to Utility and Value, Shareholder Service Plan fee) and transfer agency costs with respect to Class B shares does not result in the dividends or distributions payable with respect to other Classes of a Fund's shares being deemed "preferential dividends" under the Code, and (ii) the conversion of Class B shares to Class A shares does not constitute a taxable event under Federal income tax law. The conversion of Class B shares to Class A shares may be suspended if such an opinion is no longer available at the time such conversion is to occur. In that event, no further conversions of Class B shares would occur, and shares might continue to be subject to the higher distribution services fee (and, with respect to Utility and Value, the Shareholder Service Plan fee) for an indefinite period which may extend beyond the period ending seven years after the end of the calendar month in which the shareholder's purchase order was accepted.

Level-Load Alternative--Class C Shares

     Investors choosing the level-load sales charge alternative purchase Class C shares at the public offering price equal to the net asset value per share of the Class C shares on the date of purchase without the imposition of a front-end sales charge. However, you will pay a 1.0% contingent deferred sales charge if you redeem shares during the first year after the month of purchase. No charge is imposed in connection with redemptions made more than one year after the month of purchase. Class C shares are sold without a front-end sales charge so that the Fund will receive the full amount of the investor's purchase payment and after the first year without a contingent deferred sales charge so that the investor will receive as proceeds upon redemption the entire net asset value of his or her Class C shares. The Class C distribution services fee (and, with respect to Utility and Value, Shareholder Service Plan fee) enables the Fund to sell Class C of shares without either a front-end or contingent deferred sales charge. However, unlike Class B shares, Class C shares do not convert to any other Class shares of the Fund. Class C shares incur higher distribution services fees (and, with respect to Utility and Value, Shareholder Service Plan fee) than Class A shares, and will thus have a higher expense ratio and pay correspondingly lower dividends than Class A shares.

Class Y Shares

     Class Y shares are not offered to the general public and are available only to (i) persons who at or prior to December 30, 1994 owned shares in a mutual fund advised by Evergreen Asset, (ii) certain investment advisory clients of the Advisers and their affiliates, and (iii) institutional investors. Class Y shares do not bear any Rule 12b-1 distribution expenses and are not subject to any front-end or contingent deferred sales charges.


--------------------------------------------------------------------------------

                       GENERAL INFORMATION ABOUT THE FUNDS
               (See also "Other Information - General Information"
                           in each Fund's Prospectus)

--------------------------------------------------------------------------------



 Capitalization and Organization

     Each of the Evergreen Growth and Income Fund and Evergreen Income and Growth Fund is a Massachusetts business trust. Evergreen Small Cap Equity Income Fund is a separate series of The Evergreen American Retirement Trust, a Massachusetts business trust. Evergreen Utility Fund and Evergreen Value Fund, which prior to July 7, 1995 were known as the First Union Utility Portfolio and First Union Value Portfolio, respectively, are each separate series of Evergreen Investment Trust, a Massachusetts business trust. Keystone Fund for Total Return (formerly Keystone America Fund for Total Return) is a Massachusetts business trust. On July 7, 1995, First Union Funds changed its name to Evergreen Investment Trust. The above-named Trusts are individually referred to in this Statement of Additional Information as the "Trust" and collectively as the "Trusts." Each Trust is governed by a Board of Trustees. Unless otherwise stated, references to the "Board of Trustees" or "Trustees" in this Statement of Additional Information refer to the Trustees of all the Trusts.

     Income and Growth and Growth and Income may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Small Cap, Value and Utility may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Total Return may issue an unlimited number of shares of beneficial interest without par value. All shares of these Funds have equal rights and privileges. Each share is entitled to one vote, to participate equally in dividends and distributions declared by the Funds and on liquidation to their proportionate share of the assets remaining after satisfaction of outstanding liabilities. Shares of these Funds are fully paid, nonassessable and fully transferable when issued and have no pre-emptive, conversion or exchange rights. Fractional shares have proportionally the same rights, including voting rights, as are provided for a full share.

     Under each Trust's Declaration of Trust, each Trustee will continue in office until the termination of the Trust or his or her earlier death, incapacity, resignation or removal. Shareholders can remove a Trustee upon a vote of two-thirds of the outstanding shares of beneficial interest of the Trust. Vacancies will be filled by a majority of the remaining Trustees, subject to the 1940 Act. As a result, normally no annual or regular meetings of shareholders will be held, unless otherwise required by the Declaration of Trust of each Trust or the 1940 Act.

     Shares have noncumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so and in such event the holders of the remaining shares so voting will not be able to elect any Trustees.

     The Trustees of each Trust are authorized to reclassify and issue any unissued shares to any number of additional series without shareholder approval. Accordingly, in the future, for reasons such as the desire to establish one or more additional portfolios of a Trust with different investment objectives, policies or restrictions, additional series of shares may be created by one or more of the Trusts. Any issuance of shares of another series or class would be governed by the 1940 Act and the law of the Commonwealth of Massachusetts. If shares of another series of a Trust were issued in connection with the creation of additional investment portfolios, each share of the newly created portfolio would normally be entitled to one vote for all purposes. Generally, shares of all portfolios would vote as a single series on matters, such as the election of Trustees, that affected all portfolios in substantially the same manner. As to matters affecting each portfolio differently, such as approval of the Investment Advisory Agreement and changes in investment policy, shares of each portfolio would vote separately.

     In addition any Fund may, in the future, create additional classes of shares which represent an interest in the same investment portfolio. Except for the different distribution related and other specific costs borne by such additional classes, they will have the same voting and other rights described for the existing classes of each Fund.

     Procedures for calling a shareholders' meeting for the removal of the Trustees of each Trust, similar to those set forth in Section 16(c) of the 1940 Act, will be available to shareholders of each Fund. The rights of the holders of shares of a series of a Fund may not be modified except by the vote of a majority of the outstanding shares of such series.

Distributor

     Evergreen Distributor, Inc. (the "Distributor"), 125 W. 55th Street, New York, New York 10019, serves as each Fund's principal underwriter, and as such may solicit orders from the public to purchase shares of any Fund. The Distributor is not obligated to sell any specific amount of shares and will purchase shares for resale only against orders for shares. Under the Distribution Agreement between each Fund and the Distributor, the Fund has agreed to indemnify the Distributor, in the absence of its willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, against certain civil liabilities, including liabilities under the Securities Act of 1933, as amended.

Counsel

     Sullivan & Worcester LLP, Washington, D.C. serves as counsel to the Funds.

Independent Auditors

      Price Waterhouse LLP has been selected to be the independent auditors of Income and Growth.

      KPMG Peat Marwick LLP has been selected to be the independent auditors of Growth and Income, Small Cap, Utility, Value and Total Return.


--------------------------------------------------------------------------------

                             PERFORMANCE INFORMATION

--------------------------------------------------------------------------------


Total Return

     From time to time a Fund may advertise its "total return." Computed separately for each class, the Fund's "total return" is its average annual compounded total return for the most recent one, five, and ten-year periods (or the period since the Fund's inception). The Fund's total return for such a period is computed by finding, through the use of a formula prescribed by the SEC, the average annual compounded rate of return over the period that would equate an assumed initial amount invested to the value of such investment at the end of the period. For purposes of computing total return, income dividends and capital gains distributions paid on shares of the Fund are assumed to have been reinvested when paid, and the maximum sales charge applicable to purchases of Fund shares is assumed to have been paid. The Fund will include performance data for Class A, Class B, Class C and Class Y shares in any advertisement or information including performance data of the Fund.

     With respect to Income and Growth, Growth and Income and Small Cap, the shares of each Fund outstanding prior to January 3, 1995 have been reclassified as Class Y shares. The average annual compounded total return for each Class of shares offered by the Funds for the most recently completed one and five year fiscal periods and for the fiscal period ended July 31, 1997 is set forth in the table below.

INCOME AND                       6 Months Ended         1 Year Ended         5 Years                From Inception* to
GROWTH                           7/31/97                7/31/97              Ended 7/31/97          7/31/97
Class A                           7.11%                 22.24%               N/A                    17.65%
Class B                           7.06%                 22.40%               N/A                    18.13%
Class C                          11.06%                 26.37%               N/A                    19.00%
Class Y                          12.65%                 28.70%               11.99%                 9.54%**

GROWTH AND                       7 Months Ended         1 Year Ended         5 Years Ended          From Inception*** to
INCOME                           7/31/97                7/31/97              7/31/97                7/31/97
Class A                          15.57%                 33.71%               N/A                    28.25%
Class B                          15.82%                 34.32%               N/A                    29.00%
Class C                          19.82%                 38.25%               N/A                    29.80%
Class Y                          21.52%                 40.66%               20.43%                 15.06%**

SMALL CAP                       7 Months Ended          1 Year Ended         From
                                7/31/97                 7/31/97              Inception****
                                                                             to 7/31/97
Class A                         15.24%                  36.08%               26.18%
Class B                         15.37%                  36.69%               26.83%
Class C                         19.30%                  41.71%               27.76%
Class Y                         21.09%                  43.24%               18.98%

UTILITY                         7 Months Ended          1 Year Ended          From
                                7/31/97                 7/31/97               Inception*****
                                                                              to 7/31/97
Class A                          5.46%                    15.56%                8.95%
Class B                          5.21%                   15.42%                 9.00%

UTILITY                         7 Months Ended          1 Year Ended          From
                                7/31/97                 7/31/97               Inception*****
                                                                              to 7/31/97
Class C                          9.21%                   19.42%               13.55%
Class Y                         10.85%                   21.45%               12.58%


VALUE                           7 Months Ended          1 Year Ended          5 Years Ended        From Inception
                                7/31/97                 7/31/97               7/31/97              ****** to 7/31/97
Class A                         15.04%                  35.47%                15.86%               12.37%**
Class B                         15.23%                  36.20%                N/A                   16.82%
Class C                         19.25%                  40.24%                N/A                  22.25%
Class Y                         20.93%                  42.58%                 17.32%               17.96%


TOTAL RETURN                    8 Months Ended          1 Year Ended          5 Years Ended        From Inception
                                7/31/97                 7/31/97               7/31/97              *******
                                                                                                   to 7/31/97
Class A                         14.48%                  36.84%                16.32%               12.40%**
Class B                         14.65%                  37.44%                N/A                  16.33%
Class C                         18.73%                  41.58%                N/A                  16.61%

   Class Y                          N/A                N/A                    N/A               17.22%


     * Inception date: Class A, Class B and Class C - January 3, 1995; Class Y - August 31, 1978

     ** Ten years ended July 31, 1997

     *** Inception date: Class A, Class B and Class C - January 3, 1995; Class Y
- October 15, 1986

     **** Inception date: Class A and Class B - January 3, 1995; Class C - January 24, 1995; Class Y - October 1, 1993

     ***** Inception date: Class A and Class B - January 4, 1994; Class C - September 2, 1994; Class Y - February 28, 1994

     ****** Inception date: Class A - April 12, 1985; Class B - February 2, 1993; Class C - September 2, 1994; Class Y - January 1, 1991.

     ******* Inception date: Class A - February 13, 1987; Class B and Class C-February 1, 1993; Class Y - January 13, 1997


     The performance numbers for Income and Growth, Growth and Income and Small Cap for the Class A, Class B and Class C shares are hypothetical numbers based on the performance for Class Y shares as adjusted for any applicable front-end sales charge or contingent deferred sales charge through January 3, 1995 (commencement of class operations) and the actual performance of each class subsequent to January 3, 1995. The performance data calculated prior to January 3, 1995, does not reflect any Rule 12b-1 fees. If such fees were reflected the returns would be lower.

     A Fund's total return is not fixed and will fluctuate in response to prevailing market conditions or as a function of the type and quality of the securities in a Fund's portfolio and its expenses. Total return information is useful in reviewing a Fund's performance but such information may not provide a basis for comparison with bank deposits or other investments which pay a fixed yield for a stated period of time. An investor's principal investment in a Fund is not fixed and will fluctuate in response to prevailing market conditions.

YIELD CALCULATIONS

     From time to time, a Fund may quote its yield in advertisements or in reports or other communications to shareholders. Yield quotations are expressed in annualized terms and may be quoted on a compounded basis. Yields are computed by dividing the Fund's interest income (as defined in the SEC yield formula) for a given 30-day or one month period, net of expenses, by the average number of shares entitled to receive distributions during the period, dividing this figure by the Fund's net asset value per share at the end of the period and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. The formula for calculating yield is as follows:

                           YIELD = [2[(a-b/cd)+ 1]6-1]

Where          a = Interest earned during the period
               b = Expenses accrued for the period (net of reimbursements) c = The average daily number of shares outstanding during the period that were entitled to receive dividends
               d = The maximum  offering  price per share on the last day of the period

     Income is calculated for purposes of yield quotations in accordance with standardized methods applicable to all stock and bond funds. Gains and losses generally are excluded from the calculation. Income calculated for purposes of determining a Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yields quoted for a Fund may differ from the rates of distributions a Fund paid over the same period, or the net investment income reported in a Fund's financial statements.

     Yield information is useful in reviewing a Fund's performance, but because yields fluctuate, such information cannot necessarily be used to compare an investment in a Fund's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that yield is a function of the kind and quality of the instruments in the Funds' investment portfolios, portfolio maturity, operating expenses and market conditions.

     It should be recognized that in periods of declining interest rates the yields will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates the yields will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a Fund from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the Fund's investments, thereby reducing the current yield of the Fund. In periods of rising interest rates, the opposite can be expected to occur.

     The yield of Income and Growth, Growth and Income, Small Cap, Utility and Value, except Total Return, for the thirty-day period ended July 31 for each Class of shares offered by the Funds is set forth in the table below:


                        Income and Growth
Class A                          3.00%
Class B                          2.42%
Class C                          2.42%
Class Y                          3.39%

                           Growth and Income
Class A                          0.57%
Class B                         -0.12%
Class C                         -0.12%
Class Y                          0.84%

                                Utility
Class A                           3.17%
Class B                           2.59%
Class C                           2.59%
Class Y                           3.58%

                               Small Cap                  Value
Class A                          1.97%                    1.48%
Class B                          1.36%                    0.83%
Class C                          1.36%                    0.84%
Class Y                          2.33%                    1.79%


Non-Standardized Performance

     In addition to the performance information described above, a Fund may provide total return information for designated periods, such as for the most recent six months or most recent twelve months. This total return information is computed as described under "Total Return" above except that no annualization is made.


--------------------------------------------------------------------------------
                                     GENERAL
--------------------------------------------------------------------------------

     From time to time, a Fund may quote its performance in advertising and other types of literature as compared to the performance of the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average, Russell 2000 Index, or any other commonly quoted index of common stock prices. The Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average and the Russell 2000 Index are unmanaged indices of selected common stock prices. A Fund's performance may also be compared to those of other mutual funds having similar objectives. This comparative performance would be expressed as a ranking prepared by Lipper Analytical Services, Inc. or similar independent services monitoring mutual fund performance. A Fund's performance will be calculated by assuming, to the extent applicable, reinvestment of all capital gains distributions and income dividends paid. Any such comparisons may be useful to investors who wish to compare a Fund's past performance with that of its competitors. Of course, past performance cannot be a guarantee of future results.

Additional Information

     Any shareholder inquiries may be directed to the shareholder's broker or to each Adviser at the address or telephone number shown on the front cover of this Statement of Additional Information. This Statement of Additional Information does not contain all the information set forth in the Registration Statements filed by the Trusts with the SEC under the Securities Act of 1933. Copies of the Registration Statements may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the offices of the SEC in Washington, D.C.


--------------------------------------------------------------------------------

                              FINANCIAL STATEMENTS

--------------------------------------------------------------------------------


     Each Fund's financial statements appearing in their most current fiscal year Annual Report to shareholders and the report thereon of the independent auditors appearing therein, namely Price Waterhouse LLP (in the case of Income and Growth) or KPMG Peat Marwick LLP (in the case of Growth and Income, Small Cap, Utility, Value, and Total Return) are incorporated by reference into this Statement of Additional Information. The Annual Reports to Shareholders for each Fund, which contain the referenced statements, are available upon request and without charge.


                                  APPENDIX "A"

                           DESCRIPTION OF BOND RATINGS

     Standard & Poor's Ratings Service. A Standard & Poor's corporate or municipal bond rating is a current assessment of the credit worthiness of an obligor with respect to a specific obligation. This assessment of credit worthiness may take into consideration obligors such as guarantors, insurers or lessees. The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

     The ratings are based on current information furnished to Standard & Poor's by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform any audit in connection with the ratings and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, unavailability of such information, or for other circumstances.

     The ratings are based, in varying degrees, on the following considerations:

     1. Likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

     2. Nature of and provisions of the obligation.

     3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or their arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

     AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay any principal.

     AA - Debt rated AA also qualifies as high quality debt obligations. Capacity to pay interest and repay principal is very strong and in the majority of instances they differ from AAA issues only in small degree.

     A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     BB, B, CCC, CC, C - Debt rated BB, B, CCC, CC and C is regarded, on a balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation.

     BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB - rating.

     B - Debt rated B has greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

     CCC - Debt rated CCC has a currently indefinable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

     CC - The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

     C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

     C1 - The rating C1 is reserved for income bonds on which no interest is being paid.

     D - Debt rated D is in payment default. It is used when interest payments or principal payments are not made on a due date even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace periods; it will also be used upon a filing of a bankruptcy petition if debt service payments are jeopardized.

     Plus (+) or Minus (-) - To provide more detailed indications of credit quality, the ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     NR - indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy. Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the credit worthiness of the obligor but do not take into account currency exchange and related uncertainties.

     Bond Investment Quality Standards: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories (AAA, AA, A, BBB, commonly known as "Investment Grade" ratings) are generally regarded as eligible for bank investment. In addition, the Legal Investment Laws of various states may impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies and fiduciaries generally.

     Moody's Investors Service. A brief description of the applicable Moody's rating symbols and their meanings follows:

     Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Some bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. NOTE: Bonds within the above categories which possess the strongest investment attributes are designated by the symbol "1" following the rating.

     Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

      C - Bonds which are rated C are the lowest rated class of bonds and issue so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Duff & Phelps, Inc.: AAA-- highest credit quality, with negligible risk factors; AA -- high credit quality, with strong protection factors and modest risk, which may vary very slightly from time to time because of economic conditions; A--average credit quality with adequate protection factors, but with greater and more variable risk factors in periods of economic stress. The indicators "+" and "-" to the AA and A categories indicate the relative position of a credit within those rating categories.

     Fitch Investors Service L.P.: AAA -- highest credit quality, with an exceptionally strong ability to pay interest and repay principal; AA -- very high credit quality, with very strong ability to pay interest and repay principal; A -- high credit quality, considered strong as regards principal and interest protection, but may be more vulnerable to adverse changes in economic conditions and circumstances. The indicators "+" and "-" to the AA, A and BBB categories indicate the relative position of credit within those rating categories.


                      DESCRIPTION OF MUNICIPAL NOTE RATINGS

     A Standard & Poor's note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.

     o Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).

     o Source of Payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.) Note rating symbols are as follows:

     o SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

     o SP-2 Satisfactory capacity to pay principal and interest.

     o SP-3 Speculative capacity to pay principal and interest.

     Moody's Short-Term Loan Ratings - Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of major importance in bond risk are of lesser importance over the short run.

     Rating symbols and their meanings follow:

     o MIG 1 - This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

     o MIG 2 - This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

      o MIG 3 - This designation denotes favorable quality. All security elements are accounted for but this is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

      o MIG 4 - This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

COMMERCIAL PAPER RATINGS

      Moody's Investors Service: Commercial paper rated "Prime" carries the smallest degree of investment risk. The modifiers 1, 2, and 3 are used to denote relative strength within this highest classification.

     Standard & Poor's Ratings Service: "A" is the highest commercial paper rating category utilized by Standard & Poor's Ratings Group which uses the numbers 1+, 1, 2 and 3 to denote relative strength within its "A" classification.

     Duff & Phelps, Inc.: Duff 1 is the highest commercial paper rating category utilized by Duff & Phelps which uses + or - to denote relative strength within this classification. Duff 2 represents good certainty of timely payment, with minimal risk factors. Duff 3 represents satisfactory protection factors, with risk factors larger and subject to more variation.

     Fitch Investors Service L.P.: F-1+ -- denotes exceptionally strong credit quality given to issues regarded as having strongest degree of assurance for timely payment; F-1 -- very strong, with only slightly less degree of assurance for timely payment than F-1+; F-2 -- good credit quality, carrying a satisfactory degree of assurance for timely payment.

                           EVERGREEN INVESTMENT TRUST

                                   PART C

                                OTHER INFORMATION

Item 24.       Financial Statements and Exhibits

Item 24(a).    Financial Statements

     The following financial statements are incorporated by reference to the Annual Report of the Evergreen Utility Fund dated July 31, 1997.

Schedule of Investments                 July 31, 1997.

Financial  Highlights

          Class A shares                For the period from January 4, 1994
                                        (Commencement of Class Operations)
                                        through December 31, 1994, for each of
                                        the years in the two-year period ended
                                        December 31, 1996, and for the seven-
                                        month period from January 1, 1997
                                        through July 31, 1997.

          Class B shares                For the period from January 4, 1994
                                        (Commencement of Class Operations)
                                        through December 31, 1994, for each of
                                        the years in the two-year period ended
                                        December 31, 1996, and for the seven-
                                        month period from January 1, 1997
                                        through July 31, 1997.

          Class C shares                For the period from September 2, 1994
                                        (Commencement of Class Operations)
                                        through December 31, 1994, for each of
                                        the years in the two-year period ended
                                        December 31, 1996, and for the seven-
                                        month period from January 1, 1997
                                        through July 31, 1997.

          Class Y shares                For the period from February 28, 1994
                                        (Commencement of Class Operations)
                                        through December 31, 1994, for each of
                                        the years in the two-year period ended
                                        December 31, 1996, and for the seven-
                                        month period from January 1, 1997
                                        through July 31, 1997.

Statement of Assets and Liabilities     July 31, 1997.

Statements of Operations                For the seven months ended July 31, 1997
                                        and the year ended December 31, 1996

Statements of Changes in Net Assets     For the seven months ended July 31, 1997
                                        and each of the years in the two-year
                                        period ended December 31, 1996

Notes to Financial Statements.

Independent Auditors' Report            Dated August 22, 1997.


     The following financial statements are incorporated by reference to the Annual Report Evergreen Value Fund dated July 31, 1997.

Schedule of Investments                 July 31, 1997.

Financial  Highlights

          Class A shares                For each of the years in the three-year
                                        period ended March 31, 1990, for the
                                        nine month period from April 1, 1990 to
                                        December 31, 1990, for each of the years in the six-year period ended
                                        December 31, 1996, and for the seven-
                                        month period from January 1, 1997
                                        through July 31, 1997.

          Class B shares                For the period from February 2, 1993
                                        (Commencement of Class Operations)
                                        through December 31, 1993, for each of
                                        the years in the three-year period ended
                                        December 31, 1996, and for the seven-
                                        month period from January 1, 1997
                                        through July 31, 1997.

          Class C shares                For the period from September 2, 1994
                                        (Commencement of Class Operations)
                                        through December 31, 1994, for each of
                                        the years in the two-year period ended
                                        December 31, 1996, and for the seven-
                                        month period from January 1, 1997
                                        through July 31, 1997.

          Class Y shares                For the period from January 3, 1991
                                        (Commencement of Class Operations)
                                        through December 31, 1991, for each of
                                        the years in the five-year period ended
                                        December 31, 1996, and for the seven-
                                        month period from January 1, 1997
                                        through July 31, 1997.

Statement of Assets and Liabilities     July 31, 1997.

Statements of Operations                For the seven months ended July 31, 1997
                                        and the year ended December 31, 1996

Statements of Changes in Net Assets     For the seven months ended July 31, 1997
                                        and each of the years in the two-year
                                        period ending December 31, 1996

Notes to Financial Statements.

Independent Auditors' Report            Dated August 22, 1997.

Item 24(b).    Exhibits:

(1)(a) Declaration of Trust (1)
   (b) Amendment to Declaration of Trust (14)
   (c) Amendment to Declaration  of Trust (22)
(2)(a) By-Laws (1)
   (b) Amendment to the By-Laws (3)
(3)    Not applicable
(4)(a) Specimen Certificate for Shares of Beneficial Interest (19)
(4)(b) Declaration of Trust, Articles V (Section 5.1), VI, VII and X
(4)(c) By-Laws, Articles 2, 7.8 and 8
(5)    Investment Advisory Contract (21)
(6)(a) Distributor's Contract(22)
   (b) Previous Distributors Contract(21)
(7)    Form of Deferred Compensation Plan(26)
(8)    Custodian Contract (21)
(9)(a) Form of Dealer Agreement (26)
(9)(b) Fund Accounting and Shareholder Recordkeeping Agreement (20)
(9)(c) (i) Previous Transfer Agency and Service Agreement(21)
       (ii) Shareholder Services Plan (21)
       (iii) Shareholder Services Agreement (21)
(9)(d) Administrative Services Agreement (26)
(9)(e) Sub-Administrator Agreement (26)
(10)   Opinion and Consent of Counsel (24)
(11)   Consent of Independent Auditors (27)
(12)   Not applicable
(13)   Copy of Initial Capital Understanding  (1)
(14) Forms of model plans used in the establishment of retirement plans in connection with which Registrant offers its securities (25)
(15)(a) Distribution Plan First Union Utility Portfolio - Class B Investment Shares (21) and First Union Funds - Class C Investment Shares (17)
    (b) Exhibit to Class C Investment Shares (21)
    (c) Rule 12b-1 Agreement (14)
    (d) Amendment Number 5 to 12b-1 Agreement(21)
(16)   Performance calculations (26)
(17)   Financial Data Schedules (27)
(18)   Multiple Class Plan (26)
(19)   Powers of Attorney (27)
-----------------

(1) Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A. (File Nos. 2-94560 and 811-4154).
(2) Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A (File Nos. 2-94560 and 811-4154).
(5) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed on July 30, 1990 on Form N-1A (File Nos. 2-94560 and 811-4154).
(11) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed on August 26, 1992 on Form N-1A (File Nos. 2-94560 and 811-4154).
(14) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 28 filed on April 15, 1993 on Form N-1A (File Nos. 2-94560 and 811-4154).
(15) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 29 filed on April 30, 1993 on Form N-1A (File Nos. 2-94560 and 811-4154).
(16) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 31 filed on June 14, 1993 on Form N-1A (File Nos. 2-94560 and 811-4154).
(17) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed on November 2, 1993 on Form N-1A (File Nos. 2-94560 and 811-4154).
(18) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 33 filed on December 29, 1993 on Form N-1A (File Nos. 2-94560 and 811-4154).
(19) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed on February 25, 1994 on Form N-1A (File Nos. 2-94560 and 811-4154).
(20) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed on June 28, 1994 on Form N-1A (File Nos. 2-94560 and 811-4154).
(21) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 38 filed on December 30, 1994 on Form N-1A (File Nos. 2-94560 and 811-4154).
(22) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 40 filed on July 6, 1995 on Form N-1A (File Nos. 2-94560 and 811-4154).
(23) Response is incoporated by refernce to Registrant's Post-Effective Amendment No. 44 filed on April 1, 1996 on Form N-1A (File Nos. 2-94560 and 811-4154)
(24)  Incorporated herein by reference to Rule 24f-2 Notice filed August 29,
      1997
(25) Incorporated herein by reference to Post-Effective Amendment No. 66 to Registration Statement No. 2-10527/811-96.
(26) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed on July 31, 1997 on Form N-1A (File Nos. 2-94560 and 811-4154).
(27)  Filed herewith.

Item 25.  Persons Controlled by or Under Common Control with Registrant:

          Not applicable.

Item 26.  Number of Holders of Securities:

                                             Number of Record Holders
          Title of Class                     as of October 31, 1997

          Shares of beneficial interest
          (.0001 par value)

          Evergreen Utility Fund
               Class A Shares                     4,609
               Class B Shares                     2,867
               Class C Shares                        31
               Class Y Shares                        12

          Evergreen Value Fund
               Class A Shares                    20,067
               Class B Shares                    22,487
               Class C Shares                       250
               Class Y Shares                       387


Item 27.  Indemnification: (1.)

--------------------------------------
(1.)   Response is incorporated by reference to Registrant's Post-
Effective Amendment No. 35 filed on February 25, 1994 on Form N-1A (File Nos. 2-94560 and 811-4154).


Item 28.  Business and Other Connections of Investment Adviser:

     For a description of the other business of the investment adviser, see the section entitled "Management of the Funds-Investment Adviser" in Part A.

     The Trustees and principal executive officers of the Fund's Investment Adviser, and the Directors of the Fund's Manager, are set forth in the following tables:

                            FIRST UNION NATIONAL BANK
                               BOARD OF DIRECTORS

                              Edward E. Crutchfield
                             Anthony P. Terracciano
                                John R. Georgius
                              Marion A. Cowell, Jr.
                                Robert T. Atwood

     All of the Directors are located at the following address: First Union National Bank, 301 South College Street, Charlotte, NC 28288


                            FIRST UNION NATIONAL BANK
                               EXECUTIVE OFFICERS

          Edward E. Crutchfield, Chairman & CEO, First Union Corporation John R. Georgius, Vice Chairman, First Union Corporation
          Marion A. Cowell, Jr., Secretary and EVP, First Union Corporation Robert T. Atwood, EVP & CFO, First Union Corporation
          Anthony P. Terracciano, President, First Union Corporation

     All of the Executive Officers are located at the following address: First Union National Bank, 301 South College Street, Charlotte, NC 28288


Item 29.  Principal Underwriters

     The Directors and principal executive officers of Evergreen Distributor, Inc. (formerly Evergreen Keystone Distributor, Inc.) are:

          Directors           Lynn C. Mangum
                              Robert J. McMullan

          Officers            Lynn C. Mangum           Chairman, CEO
                              Robert C. McMullan       Executive Vice President,
                                                       Treasurer
                              J. David Huber           President
                              Kevin J. Dell            Vice President, General
                                                       Counsel, Secretary
                              Mark J. Rybarczyk        Senior Vice President
                              Dennis Sheehan           Senior Vice President
                              Mark Dillon              Senior Vice President
                              George Martinez          Senior Vice President
                              D'Ray Moore              Vice President
                              Dale Smith               Vice President
                              Michael Burns            Vice President
                              Bruce Treff              Assistant Secretary
                              Annmaria Porcaro         Assistant Secretary

     In addition to the Registrant, Evergreen Distributor, Inc. also acts as Distributor for the following registered investment companies or separate series thereof:

     Evergreen Trust
        Evergreen Fund
        Evergreen Aggressive Growth Fund
     Evergreen Equity Trust:
        Evergreen Global Real Estate Equity Fund
        Evergreen U.S. Real Estate Equity Fund
        Evergreen Global Leaders Fund
     The Evergreen MicroCap Fund, Inc.
     Evergreen Growth and Income Fund
     The Evergreen Income and Growth Fund
     The Evergreen American Retirement Trust:
        The Evergreen American Retirement Fund
        Evergreen Small Cap Equity Income Fund
     The Evergreen Foundation Trust:
        Evergreen Foundation Fund
        Evergreen Tax Strategic Foundation Fund
     The Evergreen Municipal Trust:
        Evergreen Short-Intermediate Municipal Fund
        Evergreen Florida High Income Municipal Bond Fund Evergreen Tax Exempt Money Market Fund
        Evergreen Institutional Tax Exempt Money Market Fund Evergreen Money Market Trust
        Evergreen Money Market Fund
        Evergreen Institutional Money Market Fund
        Evergreen Institutional Treasury Money Market Fund Evergreen Investment Trust
        Evergreen Emerging Markets Growth Fund
        Evergreen International Equity Fund
        Evergreen Balanced Fund
        Evergreen Short-Intermediate Bond Fund
        Evergreen U.S. Government Fund
        Evergreen Florida Municipal Bond Fund
        Evergreen Georgia Municipal Bond Fund
        Evergreen North Carolina Municipal Bond Fund
        Evergreen South Carolina Municipal Bond Fund
        Evergreen Virginia Municipal Bond Fund
        Evergreen High Grade Tax Free Fund
        Evergreen Treasury Money Market Fund
     The Evergreen Lexicon Fund:
        Evergreen Intermediate-Term Government Securities Fund Evergreen Intermediate-Term Bond Fund II
     Evergreen Tax Free Trust:
        Evergreen Pennsylvania Tax Free Money Market Fund Evergreen New Jersey Tax Free Income Fund
     Evergreen Variable Trust:
        Evergreen VA Fund
        Evergreen VA Growth and Income Fund
        Evergreen VA Foundation Fund
        Evergreen VA Global Leaders Fund
        Evergreen VA Strategic Income Fund
        Evergreen VA Aggressive Growth Fund
     Evergreen Capital Preservation and Income Fund
     Evergreen Fund for Total Return
     Evergreen Global Opportunities Fund
     Evergreen Global Resources and Development Fund
     Evergreen Institutional Adjustable Rate Fund
     Evergreen Institutional Trust
        Evergreen Institutional Small Cap Growth Fund Evergreen Intermediate Term Bond Fund
     Evergreen Latin America Fund
     Evergreen Omega Fund
     Evergreen Small Company Growth Fund II
     Evergreen State Tax Free Fund
        Evergreen New York Tax Free Fund
        Evergreen Pennsylvania Tax Free Fund
        Evergreen Massachusetts Tax Free Fund
        Evergreen Florida Tax Free Fund
     Evergreen State Tax Free Fund - Series II
        Evergreen Missouri Tax Free Fund
        Evergreen California Tax Free Fund
     Evergreen Strategic Income Fund
     Evergreen Tax Free Income Fund
     Keystone Quality Bond Fund (B-1)
     Keystone Diversified Bond Fund (B-2)
     Keystone High Income Bond Fund (B-4)
     Keystone Balanced Fund (K-1)
     Keystone Strategic Growth Fund (K-2)
     Keystone Growth and Income Fund (S-1)
     Keystone Small Company Growth Fund (S-4)
     Keystone International Fund Inc.
     Keystone Precious Metals Holdings, Inc.
     Keystone Tax Free Fund


Item 30. Location of Accounts and Records

     Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained at the offices of:

          First Union National Bank
          1 First Union Center
          301 S. College Street
          Charlotte, North Carolina  28288

          Evergreen Asset Management Corp.
          2500 Westchester Avenue
          Purchase, New York  10577

          Evergreen Investment Services, Inc.
          200 Berkeley Street
          Boston, Massachusetts  02116

          Evergreen Service Company
          200 Berkeley Street
          Boston, Massachusetts  02116

          State Street Bank and Trust Company
          1776 Heritage Drive
          Quincy, Massachusetts 02171

          Iron Mountain
          3431 Sharp Slot Road
          Swansea, Massachusetts 02720


Item 31.  Management Services

          Not Applicable.


Item 32.  Undertakings

     Upon request and without charge, Registrant hereby undertakes to furnish to each person to whom a copy of the Registrant's prospectus is delivered with a copy of its latest annual report to shareholders.

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Boston, and the Commonwealth of Massachusetts, on the 28th day of November, 1997.


                              EVERGREEN INVESTMENT TRUST

                              /s/ John J. Pileggi
                              ---------------------------
                              John J. Pileggi
                              President



     Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registrant's Registration Statement has been signed below by the following persons in the capacities indicated on the 28th day of November, 1997.

SIGNATURES                              TITLE
----------                              -----

/s/ George S. Bissell                   /s/ Charles F. Chapin              /s/ William Walt Pettit
------------------------                -------------------------          -------------------------
George S. Bissell                       Charles F. Chapin*                 William Walt Pettit
Chairman of the Board of Trustees       Trustee                            Trustee
  and Chief Executive Officer

/s/ John J. Pileggi                     /s/ K. Dun Gifford                 /s/ David M. Richardson
-------------------------               -------------------------          -------------------------
John J. Pileggi                         K. Dun Gifford*                    David M. Richardson*
President amd Treasurer (Principal      Trustee                            Trustee
  Financial and Accounting Officer)

/s/ Frederick Amling                    /s/ James S. Howell                /s/ Russell A. Salton, III
-------------------------               -------------------------          -------------------------
Frederick Amling*                       James S. Howell                    Russell A. Salton, III MD
Trustee                                 Trustee                            Trustee

/s/ Laurence B. Ashkin                  /s/ Leroy Keith, Jr.               /s/ Michael S. Scofield
-------------------------               -------------------------          -------------------------
Laurence B. Ashkin                      Leroy Keith, Jr.*                  Michael S. Scofield
Trustee                                 Trustee                            Trustee

/s/ Charles A. Austin, III              /s/ F. Ray Keyser, Jr.             /s/ Richard J. Shima
-------------------------               -------------------------          -------------------------
Charles A. Austin, III*                 F. Ray Keyser, Jr.*                Richard J. Shima*
Trustee                                 Trustee                            Trustee

/s/ Foster Bam                          /s/ Gerald M. McDonnell            /s/ Andrew J. Simons
-------------------------               -------------------------          -------------------------
Foster Bam                              Gerald M. McDonnell                Andrew J. Simons*
Trustee                                 Trustee                            Trustee

/s/ Edwin D. Campbell                   /s/ Thomas L. McVerry
-------------------------               -------------------------
Edwin D. Campbell*                      Thomas L. McVerry
Trustee                                 Trustee

*By:/s/ Martin J. Wolin
-----------------------------
Martin J. Wolin**
Attorney-in-Fact

     ** Martin J. Wolin, by signing his name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons filed as part of the Registration Statement to Registrant's previous filings on Form N-1A.

                                INDEX TO EXHIBITS


Exhibit Number           Exhibit
--------------           -------
11                       Consent of KPMG Peat Marwick LLP, Independent Auditors
16                       Performance Calculations
17                       Financial Data Schedules
19                       Powers of Attorney